UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

AdvisorShares Dorsey Wright ADR ETF

AADR | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$126	1.10%

How did the Fund perform last year?

The AdvisorShares Dorsey Wright ADR ETF (AADR) finished the fiscal year ended June 30, 2025, well ahead of its benchmark, the MSCI EAFE Index. The fund was aided by factor tailwinds as momentum strategies across the globe turned in exemplary performances. In the US, for example, momentum was up nearly 25% over the last year which doubled the next best factor (Value).

The second half of 2024 saw international markets struggle with the decline largely confined to Q4. As typically happens, this decline coincided with a rapid rise in the value of the US dollar. This occurs because a strong US dollar makes commodities priced in dollars more expensive for foreign consumers. It also makes it more expensive for foreigners to buy US goods/services. Our portfolio did very well during this period though as we profited from investments in Argentina. This is a country with very little weighting in market-weighted benchmarks like the MSCI EAFE Index which helped generate the outperformance.

The first half of 2025 provided a much different experience for International Equities as they were the best performing asset class in the world. This, conversely, coincided with a rapid decline in the value of the US dollar. These kinds of shifts are typically difficult for relative strength (which profits from sustained trends in leadership). This was the case here as AADR lagged the benchmark. This doesn’t worry us though as leadership changes have happened many times in the past. Relative strength will pick up on the new leadership should it continue to outperform and will provide the fuel for the next leg up.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,260	$10,208
8/2015	$9,493	$9,457
9/2015	$9,332	$8,977
10/2015	$9,885	$9,678
11/2015	$10,109	$9,528
12/2015	$9,915	$9,399
1/2016	$9,388	$8,720
2/2016	$9,298	$8,560
3/2016	$9,926	$9,117
4/2016	$9,920	$9,381
5/2016	$10,001	$9,296
6/2016	$10,105	$8,984
7/2016	$10,570	$9,439
8/2016	$10,409	$9,446
9/2016	$10,512	$9,562
10/2016	$10,784	$9,366
11/2016	$10,554	$9,179
12/2016	$10,468	$9,493
1/2017	$11,457	$9,769
2/2017	$11,617	$9,908
3/2017	$12,055	$10,181
4/2017	$12,244	$10,440
5/2017	$12,298	$10,823
6/2017	$12,170	$10,804
7/2017	$12,946	$11,116
8/2017	$13,684	$11,112
9/2017	$14,489	$11,388
10/2017	$14,991	$11,561
11/2017	$14,574	$11,682
12/2017	$15,378	$11,870
1/2018	$16,330	$12,465
2/2018	$15,805	$11,903
3/2018	$15,360	$11,688
4/2018	$15,278	$11,955
5/2018	$15,112	$11,686
6/2018	$14,050	$11,544
7/2018	$13,952	$11,828
8/2018	$13,791	$11,599
9/2018	$14,163	$11,700
10/2018	$12,256	$10,769
11/2018	$11,675	$10,755
12/2018	$10,584	$10,233
1/2019	$11,702	$10,906
2/2019	$12,194	$11,184
3/2019	$12,020	$11,254
4/2019	$12,164	$11,570
5/2019	$12,156	$11,015
6/2019	$13,185	$11,668
7/2019	$13,418	$11,520
8/2019	$13,156	$11,222
9/2019	$12,683	$11,543
10/2019	$13,399	$11,958
11/2019	$13,501	$12,093
12/2019	$14,381	$12,486
1/2020	$14,260	$12,225
2/2020	$13,158	$11,120
3/2020	$10,768	$9,636
4/2020	$12,220	$10,258
5/2020	$13,031	$10,705
6/2020	$14,116	$11,069
7/2020	$15,081	$11,327
8/2020	$15,005	$11,910
9/2020	$14,724	$11,600
10/2020	$14,209	$11,137
11/2020	$15,382	$12,864
12/2020	$16,196	$13,462
1/2021	$15,902	$13,318
2/2021	$16,607	$13,617
3/2021	$16,555	$13,930
4/2021	$17,300	$14,349
5/2021	$17,620	$14,817
6/2021	$17,700	$14,650
7/2021	$17,854	$14,761
8/2021	$18,116	$15,021
9/2021	$16,965	$14,585
10/2021	$17,363	$14,944
11/2021	$16,427	$14,248
12/2021	$17,227	$14,978
1/2022	$16,722	$14,254
2/2022	$15,774	$14,002
3/2022	$16,001	$14,092
4/2022	$14,608	$13,180
5/2022	$15,153	$13,279
6/2022	$13,184	$12,047
7/2022	$13,906	$12,647
8/2022	$13,475	$12,047
9/2022	$12,083	$10,920
10/2022	$12,944	$11,507
11/2022	$13,846	$12,803
12/2022	$13,249	$12,813
1/2023	$13,963	$13,851
2/2023	$13,475	$13,562
3/2023	$13,446	$13,898
4/2023	$13,358	$14,290
5/2023	$12,802	$13,686
6/2023	$13,803	$14,308
7/2023	$14,808	$14,771
8/2023	$14,567	$14,205
9/2023	$13,686	$13,720
10/2023	$13,257	$13,164
11/2023	$15,180	$14,386
12/2023	$15,687	$15,150
1/2024	$15,706	$15,237
2/2024	$16,313	$15,516
3/2024	$17,405	$16,027
4/2024	$17,076	$15,616
5/2024	$18,162	$16,221
6/2024	$17,480	$15,959
7/2024	$17,562	$16,427
8/2024	$17,880	$16,962
9/2024	$18,036	$17,118
10/2024	$18,240	$16,187
11/2024	$19,492	$16,095
12/2024	$19,662	$15,729
1/2025	$21,094	$16,556
2/2025	$21,309	$16,877
3/2025	$21,082	$16,809
4/2025	$21,215	$17,579
5/2025	$21,974	$18,383
6/2025	$22,450	$18,788

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	28.43%	9.72%	8.42%
MSCI EAFE Index (Net)	17.73%	11.16%	6.51%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$46,865,968
  Total advisory fees paid$211,030
  Total number of portfolio holdings37
  Period portfolio turnover rate56%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Banks	19.7%
Internet	17.3%
Money Market Fund	10.6%
Telecommunications	9.4%
Diversified Financial Services	9.0%
Pharmaceuticals	8.7%
Electric	5.7%
Aerospace/Defense	5.5%
Software	4.9%
Oil & Gas	3.4%
Mining	3.2%
Commercial Services	2.8%
Miscellaneous Manufacturing	2.5%
Other	7.6%
Assets Less Liabilities	(10.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM All Cap World ETF

DWAW | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$98	0.95%

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Dorsey Wright FSM All Cap World ETF (ticker: DWAW) lagged its benchmark, the MSCI ACWI Index. The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes.

International equities ramped higher in the first half of 2025 which led the fund to underperform in the second half of the fiscal year due to an underweight of international equities relative to its benchmark. The fund did make an adjustment as momentum picked up in international equities and added the Invesco S&P International Developed Low Volatility ETF (ticker: IDLV). Broad-based momentum, either in the US or internationally, remains in good standing as the fund holds the iShares MSCI USA Momentum Factor ETF (ticker: MTUM). While underweight international equities entering the year, the fund is well positioned to benefit from continued international equity strength or a return to the US equity market that has been dominant over the last few years.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302
7/31/2024	$15,880	$15,549
8/31/2024	$15,901	$15,944
9/30/2024	$16,223	$16,314
10/31/2024	$16,071	$15,948
11/30/2024	$17,393	$16,544
12/31/2024	$16,633	$16,153
1/31/2025	$17,296	$16,695
2/28/2025	$16,621	$16,594
3/31/2025	$15,330	$15,939
4/30/2025	$15,556	$16,088
5/31/2025	$16,730	$17,012
6/30/2025	$17,198	$17,776

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	6.32%	9.00%	10.34%
MSCI All Country World Index (Net)	16.17%	13.65%	11.00%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The MSCI All Country World Index (Net) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$82,118,598
  Total advisory fees paid$605,847
  Total number of portfolio holdings4
  Period portfolio turnover rate317%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Equity Fund	98.9%
Money Market Funds	2.4%
Assets Less Liabilities	(1.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM US Core ETF

DWUS | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$95	0.91%

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Dorsey Wright FSM US Core ETF (ticker: DWUS) outperformed its benchmark, the S&P 500 Index. The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs.

The primary reason the fund underperformed over the fiscal year was due to a large volatility event in August 2024 in which the fund saw a larger drawdown than its benchmark. However, since the end of August 2024, DWUS has edged out its benchmark as the overall momentum market has been stable since then. After finding its footing in the fourth quarter of 2024 and first quarter of 2025, DWUS picked up some defensive exposure via the Invesco S&P 500 Low Volatility ETF (ticker: SPLV) in May following equity weakness in March and April. The fund still holds the iShares MSCI USA Momentum Factor ETF (ticker: MTUM) which speaks to the stability of current leadership as a tailwind for momentum-based strategies.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122
7/31/2024	$18,595	$18,342
8/31/2024	$18,670	$18,787
9/30/2024	$19,097	$19,188
10/31/2024	$18,915	$19,014
11/30/2024	$20,194	$20,130
12/31/2024	$19,528	$19,651
1/31/2025	$20,353	$20,198
2/28/2025	$20,180	$19,934
3/31/2025	$18,878	$18,811
4/30/2025	$19,130	$18,684
5/31/2025	$20,269	$19,860
6/30/2025	$20,603	$20,869

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	8.69%	13.49%	14.01%
S&P 500 Index	15.16%	16.64%	14.28%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$116,367,369
  Total advisory fees paid$852,968
  Total number of portfolio holdings4
  Period portfolio turnover rate145%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Holdings	% of Net Assets
Equity Fund	99.5%
Money Market Funds	2.1%
Assets Less Liabilities	(1.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright Short ETF

DWSH | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$600	5.86%

How did the Fund perform last year?

The AdvisorShares Dorsey Wright Short ETF (DWSH) finished the fiscal year ended June 30th, 2025, well ahead of its benchmark, the inverse of the S&P 500 Total Return Index. Downside momentum helped the fund tremendously as laggard stocks underperformed. Much of this has come from the fact that the S&P 500’s returns have been dominated by the largest cap stocks. Meanwhile, the smaller cap stocks haven’t performed as well. This has set up opportunities to outperform by shorting these smaller cap stocks while largely avoiding shorts in large caps.

The second half of 2024 saw the fund outperform the benchmark as there was a divergence in the market where the market hit new highs but many stocks below the surface pulled back. The fund picked up on this (especially during Q4) and largely sidestepped the decline seen in short S&P 500 funds. The first half of 2025 saw a very similar story in Q1, and our shorts were able to capitalize on the post-Liberation Day correction. Once the bottom came, we began to lag though as leadership changed abruptly. Nevertheless, the fund generated a solid positive return despite a very good year for US equity markets.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637
7/31/2024	$3,102	$21,901
8/31/2024	$3,217	$22,432
9/30/2024	$3,158	$22,911
10/31/2024	$3,310	$22,703
11/30/2024	$3,107	$24,036
12/31/2024	$3,293	$23,463
1/31/2025	$3,242	$24,116
2/28/2025	$3,417	$23,802
3/31/2025	$3,525	$22,461
4/30/2025	$3,849	$22,308
5/31/2025	$3,690	$23,713
6/30/2025	$3,479	$24,918

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	4.78%	-14.81%	-14.05%
S&P 500 Index	15.16%	16.64%	13.99%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$12,513,226
  Total advisory fees paid$37,340
  Total number of portfolio holdings101
  Period portfolio turnover rate249%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Semiconductors	(11.1)%
Oil & Gas	(8.1)%
Healthcare - Products	(7.1)%
Chemicals	(6.7)%
Retail	(5.2)%
Commercial Services	(4.7)%
Biotechnology	(4.5)%
Apparel	(3.9)%
Healthcare - Services	(3.3)%
REITS	(3.1)%
Internet	(3.1)%
Auto Parts & Equipment	(3.0)%
Other	(32.6)%
Money Market Fund	220.4%
Assets Less Liabilities	(24.0)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Focused Equity ETF

CWS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$70	0.65%

How did the Fund perform last year?

The AdvisorShares Focused Equity ETF (CWS) performed well during the most recent fiscal year (July 2024 through June 2025).

There were several key factors that impacted the fund’s return over that period. Most importantly, the stock market experienced a dramatic period over the last half of 2024 and into the first half of 2025.

The presidential election and victory for Donald Trump were especially noteworthy. There were also ongoing geopolitical troubles in the Middle East and Eastern Europe.

In early 2025, the fund and the broader stock market were roiled by President Trump’s tariff agenda. The stock market dropped sharply in February and March. The S&P 500 experienced some of its worst days in decades. On April 9, President Trump announced a pause to his tariffs and the stock market rallied strongly.

The rally greatly helped the Advisor Shares Focused Equity ETF and the fund continued to make steady gains in the new bull market. The ETF has beaten the market over the first half of 2025, and it’s done it with less risk.

Another important factor in the fund’s performance has been the Federal Reserve and its outlook for the U.S. economy. The central bank raised interest rates a few times in late 2024, but it has held off on any rates hikes during the first half of 2025.

The daily volatility of the market calmed down considerably during the early spring of 2025. That was very reassuring for investors. Before the end of the first half of 2025, the S&P 500 reached a new all-time high.

After peaking at over 9%, inflation has also cooled off dramatically. In fact, inflation has reached the point where many investors think the Fed may be too late in cutting rates. President Trump has been especially vocal on the need for lower rates. Lower interest rates would be very good for the economy, stock market and CWS.

Some of the best-performing stocks for CWS over the past fiscal year have been companies such as Moody’s (MCO), FICO (FICO), IES Holdings (IESC) and Amphenol (APH). At CWS, we follow a cautious, safety-first approach. We continue to expect strong gains in the weeks and months ahead.

As the White House announced the new tariff policies, there was evidence that shoppers moved quickly to make purchases before the new rates went into effect.

The unemployment rate continues to remain low which is beneficial for the fund. Consumers have mostly been in a good mood. Robust consumer spending is very important for the economy and our fund.

The fund is primarily concentrated on higher-quality stocks. These stocks tend to do well in any environment, but they’re often especially strong when the rest of the market gets nervous. That was a big help for CWS during the tariff panic in early 2025.

We believe the fund is poised for more gains in the new fiscal year.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290
7/31/2024	$27,690	$29,647
8/31/2024	$28,383	$30,366
9/30/2024	$28,753	$31,015
10/31/2024	$28,213	$30,733
11/30/2024	$29,894	$32,537
12/31/2024	$27,267	$31,762
1/31/2025	$28,568	$32,646
2/28/2025	$28,279	$32,220
3/31/2025	$27,552	$30,405
4/30/2025	$27,395	$30,199
5/31/2025	$28,775	$32,100
6/30/2025	$29,448	$33,732

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	13.20%	14.83%	13.10%
S&P 500 Index	15.16%	16.64%	14.86%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$192,417,248
  Total advisory fees paid$903,183
  Total number of portfolio holdings27
  Period portfolio turnover rate24%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Software	18.3%
Healthcare - Products	11.4%
Pharmaceuticals	8.8%
Commercial Services	8.5%
Auto Parts & Equipment	5.8%
Electronics	5.2%
Engineering & Construction	5.2%
Aerospace/Defense	5.1%
Diversified Financial Services	4.6%
Water	4.2%
Machinery - Diversified	4.0%
Real Estate	3.9%
Packaging & Containers	3.9%
Other	12.2%
Assets Less Liabilities	(1.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Gerber Kawasaki ETF

GK | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$79	0.75%

How did the Fund perform last year?

The AdvisorShares Gerber Kawasaki ETF (GK) Fund delivered another solid year of performance, continuing to demonstrate resilience amid a volatile market environment. Over the past 12 months, our results have been materially enhanced by our strategic focus on AI-related companies and leading digital consumer service firms such as Netflix, Google, and Disney.

Our top technology holdings—Nvidia, Broadcom, and Microsoft—have been standout performers, helping to drive strong relative returns. Despite significant market turbulence in the second half of the fiscal year, including the introduction of Trump tariffs, we’ve successfully navigated these challenges by concentrating on sectors less exposed to trade disruptions. As a result, we’ve outperformed many of our peers and indexes over the last year.

We remain confident that the ongoing wave of innovation driven by AI adoption will continue to unlock compelling investment opportunities. The GK Fund is well-positioned to capitalize on these trends, and we remain vigilant in identifying emerging leaders across the technology sector.

Outside of tech, our industrial holdings have also contributed meaningfully to performance. Companies like Trane Technologies (TT) and Kratos Defense (KTOS) have become key positions in the fund, delivering strong returns over both the short and long term.

Additionally, the fund maintains positions in both Bitcoin and gold to hedge against the inflationary impact of recent economic policies. These assets have delivered substantial gains this year and help distinguish GK from other ETFs—we are currently the only ETF in the U.S. to hold both Bitcoin and gold as core components. This unique positioning has helped reduce volatility while enhancing long-term performance.

As we close out another fiscal year of double-digit positive returns, we want to thank our shareholders for their continued trust and patience. We remain focused on delivering long-term value and look forward to building on our success in the years ahead.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245
7/31/2024	$8,506	$13,406
8/31/2024	$8,523	$13,731
9/30/2024	$8,704	$14,024
10/31/2024	$8,537	$13,897
11/30/2024	$9,119	$14,713
12/31/2024	$8,830	$14,362
1/31/2025	$8,987	$14,762
2/28/2025	$8,670	$14,570
3/31/2025	$7,888	$13,749
4/30/2025	$8,231	$13,655
5/31/2025	$8,944	$14,515
6/30/2025	$9,665	$15,253

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	10.78%	-0.85%
S&P 500 Index	15.16%	11.14%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$25,394,188
  Total advisory fees paid$47,891
  Total number of portfolio holdings31
  Period portfolio turnover rate63%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Internet	17.9%
Semiconductors	13.0%
Software	9.1%
Retail	7.5%
Entertainment	6.8%
Building Materials	5.1%
Money Market Fund	4.7%
Aerospace/Defense	4.2%
Pharmaceuticals	3.7%
Machinery - Construction & Mining	3.5%
Computers	3.4%
Venture Capital	3.3%
Diversified Financial Services	3.3%
Other	17.0%
Assets Less Liabilities	(2.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Hotel ETF

BEDZ | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$105	0.99%

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Hotel ETF (ticker: BEDZ) delivered a positive return, though it modestly trailed the S&P 500 Index. Following the strong post pandemic recovery, the hotel and travel sector has entered a more stable phase, though it continues to face headwinds from higher costs, labor shortages, and more cautious consumer behavior. Operators note that rising expenses, especially for labor and utilities, are weighing on profit margins, and nearly two thirds of companies in the hospitality industry still report difficulties in filling open positions.

BEDZ's performance remains closely tied to the hotel industry, a key component of the global travel and tourism sector encompassing luxury hotels, resorts, budget accommodations, and boutique properties. Leisure travel remained particularly popular throughout the fiscal year, while business travel recovery proved more gradual, somewhat constraining overall sector gains.

Looking ahead, we remain optimistic about hotel and travel growth potential, supported by upcoming global events including the 2026 FIFA World Cup and 2028 Olympics, continued technological innovation, and evolving consumer preferences favoring unique travel experiences and diverse destinations.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878
7/31/2024	$11,825	$14,047
8/31/2024	$11,987	$14,388
9/30/2024	$12,488	$14,695
10/31/2024	$12,950	$14,562
11/30/2024	$14,118	$15,416
12/31/2024	$13,871	$15,049
1/31/2025	$14,382	$15,468
2/28/2025	$13,419	$15,266
3/31/2025	$12,143	$14,406
4/30/2025	$11,709	$14,308
5/31/2025	$12,662	$15,209
6/30/2025	$13,258	$15,982

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	12.24%	6.95%
S&P 500 Index	15.16%	11.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$2,680,698
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate137%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Entertainment	2.3%
Commercial Services	5.0%
REITS	17.7%
Leisure Time	17.8%
Internet	22.9%
Lodging	25.3%
Money Market Funds	16.0%
Assets Less Liabilities	(7.0)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares HVAC and Industrials ETF

HVAC | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of February 3, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$42Footnote Reference(1)	0.99%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(2)	Annualized.

How did the Fund perform last year?

From its inception on February 3, 2025, through the fiscal year ended June 30, 2025, the AdvisorShares HVAC and Industrials ETF (ticker: HVAC) achieved a positive return, more than doubling the S&P 500 Index's performance over the same period.

The HVAC (heating, ventilation, and air conditioning) industry, a critical component of building products and construction, benefited from multiple growth drivers. Urbanization in developing regions drove demand for housing and commercial infrastructure, while rising global temperatures, particularly in traditionally cooler regions like Europe, increased the need for advanced cooling systems. The explosive growth of data centers, where cooling represents a major portion of energy consumption, continued to expand market opportunities.

The sector also saw strong momentum in retrofitting and upgrading legacy systems to meet stricter environmental standards. Technological innovation and sustainability initiatives prompted replacement of outdated systems, while maintenance and upgrades offered revenue resilience even during economic downturns. Smart building initiatives and regulatory mandates further drove adoption of innovative HVAC solutions.

While short-term tariff pressures and industrial stock volatility persist, the longer-term prospects remain compelling as HVAC systems become increasingly integral to sustainable construction, smart buildings, and modern infrastructure development.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares HVAC and Industrials ETF NAV
2/3/2025	$10,000	$10,000
2/2025	$9,343	$9,945
3/2025	$8,847	$9,384
4/2025	$9,221	$9,321
5/2025	$10,374	$9,907
6/2025	$11,131	$10,411

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	Since Inception 2/3/2025
AdvisorShares HVAC and Industrials ETF NAV	11.31%
S&P 500 Index	4.11%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$1,113,107
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate62%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Commercial Services	2.7%
REITS	2.9%
Retail	5.2%
Electric	5.9%
Electronics	7.3%
Miscellaneous Manufacturing	8.8%
Machinery - Construction & Mining	9.8%
Machinery - Diversified	10.5%
Electrical Components & Equipment	11.3%
Building Materials	15.4%
Engineering & Construction	16.1%
Money Market Fund	9.7%
Assets Less Liabilities	(5.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Insider Advantage ETF

SURE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$92	0.90%

How did the Fund perform last year?

Global equity markets experienced significant volatility over the past fiscal year, driven by uncertainties surrounding the US presidential election, changes in interest rate policy, geopolitical tensions, and tariffs imposed during the most recent round of trade wars.

Our overweight positions in financial and industrial stocks contributed positively to performance. Conversely, underperformance in the energy sector detracted from results, as recession fears drove down oil prices.

Several of our holdings in the consumer discretionary and technology sectors faced significant headwinds as trade tensions intensified. These companies encountered various sales restrictions, such as export bans, and experienced supply chain disruptions as tariff hikes took effect.

As a result, mid-cap and small-cap stocks underperformed amid increased market volatility, as investors favored larger companies for safety. Because the Fund implements an equal-weight strategy, this underperformance in mid- and small-cap companies also weighed on our overall results.

Looking ahead, we remain cautiously optimistic due to ongoing trade negotiations and the recently passed tax bill. We believe the economy will ultimately be able to withstand the slightly higher tariffs and avoid a recession. The downward trend in inflation should support further interest rate cuts in the second half of this year. Most importantly, we see companies remaining committed to repurchasing their own shares at a rate exceeding $1 trillion annually. This should provide a tailwind for our strategy as we continue to focus on high-quality companies with strong balance sheets that are actively executing share buybacks.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,119	$10,167
8/2015	$9,623	$9,553
9/2015	$9,234	$9,275
10/2015	$9,916	$10,008
11/2015	$9,933	$10,063
12/2015	$9,554	$9,857
1/2016	$9,100	$9,300
2/2016	$9,322	$9,297
3/2016	$9,917	$9,952
4/2016	$9,771	$10,014
5/2016	$9,918	$10,193
6/2016	$9,813	$10,214
7/2016	$10,191	$10,619
8/2016	$10,354	$10,646
9/2016	$10,299	$10,663
10/2016	$10,313	$10,432
11/2016	$11,206	$10,899
12/2016	$11,364	$11,112
1/2017	$11,551	$11,321
2/2017	$11,834	$11,742
3/2017	$11,660	$11,750
4/2017	$11,626	$11,875
5/2017	$11,486	$11,996
6/2017	$11,830	$12,104
7/2017	$11,941	$12,333
8/2017	$11,698	$12,356
9/2017	$12,123	$12,658
10/2017	$12,112	$12,934
11/2017	$12,670	$13,327
12/2017	$12,810	$13,460
1/2018	$13,307	$14,169
2/2018	$12,604	$13,647
3/2018	$12,326	$13,373
4/2018	$12,171	$13,424
5/2018	$12,221	$13,803
6/2018	$12,204	$13,893
7/2018	$12,579	$14,354
8/2018	$12,667	$14,858
9/2018	$12,605	$14,883
10/2018	$11,630	$13,787
11/2018	$11,955	$14,063
12/2018	$10,787	$12,754
1/2019	$11,581	$13,849
2/2019	$11,889	$14,336
3/2019	$11,933	$14,545
4/2019	$12,315	$15,126
5/2019	$11,720	$14,147
6/2019	$12,416	$15,141
7/2019	$12,608	$15,366
8/2019	$12,627	$15,053
9/2019	$12,693	$15,317
10/2019	$12,931	$15,647
11/2019	$13,330	$16,242
12/2019	$13,816	$16,711
1/2020	$13,495	$16,692
2/2020	$12,384	$15,326
3/2020	$10,431	$13,218
4/2020	$11,701	$14,969
5/2020	$12,175	$15,769
6/2020	$12,213	$16,130
7/2020	$12,639	$17,046
8/2020	$13,150	$18,281
9/2020	$12,774	$17,615
10/2020	$12,513	$17,235
11/2020	$14,529	$19,331
12/2020	$15,038	$20,201
1/2021	$14,853	$20,111
2/2021	$15,796	$20,740
3/2021	$16,764	$21,483
4/2021	$17,538	$22,591
5/2021	$18,117	$22,694
6/2021	$17,805	$23,253
7/2021	$17,729	$23,647
8/2021	$18,018	$24,321
9/2021	$17,398	$23,230
10/2021	$18,315	$24,801
11/2021	$17,530	$24,423
12/2021	$18,524	$25,385
1/2022	$18,439	$23,891
2/2022	$18,228	$23,290
3/2022	$18,409	$24,045
4/2022	$17,200	$21,887
5/2022	$17,616	$21,858
6/2022	$16,182	$20,029
7/2022	$17,112	$21,908
8/2022	$16,401	$21,091
9/2022	$14,695	$19,135
10/2022	$16,660	$20,704
11/2022	$17,658	$21,785
12/2022	$16,408	$20,509
1/2023	$17,963	$21,922
2/2023	$17,926	$21,409
3/2023	$17,224	$21,982
4/2023	$17,023	$22,216
5/2023	$16,583	$22,302
6/2023	$18,251	$23,825
7/2023	$19,194	$24,679
8/2023	$18,719	$24,203
9/2023	$18,168	$23,050
10/2023	$17,527	$22,439
11/2023	$19,009	$24,532
12/2023	$20,254	$25,833
1/2024	$20,373	$26,119
2/2024	$21,494	$27,533
3/2024	$22,652	$28,421
4/2024	$21,305	$27,170
5/2024	$22,096	$28,454
6/2024	$21,736	$29,335
7/2024	$22,476	$29,880
8/2024	$22,683	$30,531
9/2024	$23,067	$31,162
10/2024	$22,803	$30,934
11/2024	$24,370	$32,991
12/2024	$22,715	$31,983
1/2025	$23,434	$32,993
2/2025	$22,850	$32,360
3/2025	$21,748	$30,473
4/2025	$21,289	$30,268
5/2025	$22,198	$32,187
6/2025	$22,896	$33,822

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	5.34%	13.39%	8.64%
Russell 3000 Index	15.30%	15.96%	12.96%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The Russell 3000 Index is broad market, capitalization-weighted index comprised of the largest 3,000 U.S. companies and represents 98% of the investable U.S. equity market.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$46,955,327
  Total advisory fees paid$282,170
  Total number of portfolio holdings102
  Period portfolio turnover rate231%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Retail	10.9%
Diversified Financial Services	9.0%
Commercial Services	5.9%
Insurance	5.9%
Oil & Gas	5.0%
Semiconductors	5.0%
Lodging	4.1%
Healthcare - Services	4.0%
Transportation	3.9%
Electronics	3.1%
Software	3.0%
Engineering & Construction	3.0%
Internet	3.0%
Other	34.7%
Assets Less Liabilities	(0.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares MSOS Daily Leveraged ETF

MSOX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$50	0.96%

How did the Fund perform last year?

The AdvisorShares MSOS Daily Leveraged ETF (ticker: MSOX) posted negative returns for the fiscal year ended June 30, 2025, as its leveraged structure magnified the effects of regulatory uncertainty and competitive pressures impacting the underlying U.S. cannabis sector. Designed for sophisticated investors seeking amplified exposure to cannabis market movements, MSOX provides daily leveraged returns tied to the AdvisorShares Pure US Cannabis ETF (ticker: MSOS).

The ETF's concentrated focus on U.S. cannabis companies makes it particularly reactive to policy developments, from state level program expansion to potential federal rescheduling initiatives. While current market conditions present challenges, MSOX remains well positioned to capitalize on sector catalysts as the regulatory landscape evolves.

Despite near term headwinds, we maintain strong conviction in the U.S. cannabis market's long-term trajectory and expect transformative policy changes will eventually benefit risk tolerant investors willing to accept the fund's inherent volatility.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares MSOS Daily Leveraged ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626
7/31/2024	$1,157	$13,792
8/31/2024	$745	$14,126
9/30/2024	$932	$14,428
10/31/2024	$766	$14,297
11/30/2024	$271	$15,136
12/31/2024	$183	$14,775
1/31/2025	$141	$15,187
2/28/2025	$115	$14,989
3/31/2025	$79	$14,144
4/30/2025	$104	$14,048
5/31/2025	$59	$14,932
6/30/2025	$56	$15,692

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS Daily Leveraged ETF NAV	-95.00%	-83.76%
S&P 500 Index	15.16%	17.11%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$10,329,122
  Total advisory fees paid$124,812
  Total number of portfolio holdings3
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Money Market Fund	3.1%
Assets Less Liabilities	96.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Psychedelics ETF

PSIL | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$122	0.99%

How did the Fund perform last year?

The AdvisorShares Psychedelics ETF (ticker: PSIL) delivered significantly positive returns for the fiscal year ended June 30, 2025, marking a sharp turnaround from prior periods of volatility and predominantly negative performance since inception.

The psychedelics industry remains nascent and highly concentrated, composed mainly of micro-cap companies engaged in research and development of novel therapies. This early stage profile contributes to substantial market fluctuations driven by regulatory developments, clinical trial outcomes, and shifting investor sentiment.

The sector is benefiting from increased research into alternative mental health therapies and a gradual shift in public and regulatory sentiment. Growth is supported by ongoing clinical trials, expanding decriminalization efforts across U.S. cities, and rising investment interest. The industry's development is further aided by growing public interest in alternative mental health treatments as legal frameworks slowly evolve.

Despite inherent risks tied to regulatory uncertainty and early stage business models, we believe the sector holds significant potential for long-term investors with a high tolerance for volatility. The long-term outlook remains optimistic as the regulatory landscape continues to evolve and acceptance of psychedelic-based therapies gradually increases.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731
7/31/2024	$1,065	$12,886
8/31/2024	$889	$13,199
9/30/2024	$788	$13,480
10/31/2024	$1,234	$13,358
11/30/2024	$1,258	$14,142
12/31/2024	$1,154	$13,805
1/31/2025	$1,299	$14,190
2/28/2025	$1,329	$14,005
3/31/2025	$1,222	$13,215
4/30/2025	$1,202	$13,126
5/31/2025	$1,396	$13,952
6/30/2025	$1,458	$14,662

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	47.29%	-39.84%
S&P 500 Index	15.16%	10.63%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$10,349,888
  Total advisory fees paid$92
  Total number of portfolio holdings26
  Period portfolio turnover rate107%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Healthcare - Services	5.0%
Pharmaceuticals	23.3%
Biotechnology	61.1%
Money Market Funds	23.7%
Assets Less Liabilities	(13.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure Cannabis ETF

YOLO | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$40	0.51%

How did the Fund perform last year?

The AdvisorShares Pure Cannabis ETF (ticker: YOLO) recorded negative returns for the fiscal year ended June 30, 2025. The ETF's underperformance reflected persistent political uncertainty and stalled progress toward more lenient cannabis regulations for recreational, medicinal, and decriminalized use, both in the U.S. and globally.

Despite current headwinds, the global trend remains favorable as countries work to dismantle illicit markets, generate tax revenues, improve public health outcomes, and mitigate the societal costs of prohibition, such as Germany legalizing cannabis for recreational use.

The long-term outlook remains constructive as more countries pursue legalization and seek to capture associated economic benefits. Regulatory advancements in major markets, particularly the potential rescheduling of cannabis under federal law in the U.S., could serve as significant catalysts for future growth and represent meaningful progress for the sector.

Even amid current volatility and muted investor sentiment, we remain highly optimistic about the global cannabis market's potential. The global cannabis sector continues to evolve, and YOLO remains positioned to benefit from eventual policy breakthroughs and expanding legalization trends as regulatory frameworks mature worldwide.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523
7/31/2024	$1,615	$20,773
8/31/2024	$1,468	$21,277
9/30/2024	$1,533	$21,731
10/31/2024	$1,486	$21,534
11/30/2024	$1,266	$22,798
12/31/2024	$1,131	$22,255
1/31/2025	$1,055	$22,874
2/28/2025	$980	$22,576
3/31/2025	$825	$21,304
4/30/2025	$939	$21,160
5/31/2025	$910	$22,491
6/30/2025	$883	$23,635

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	-43.36%	-27.28%	-32.38%
S&P 500 Index	15.16%	16.64%	14.87%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$24,649,457
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate30%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Agriculture	15.0%
Distributors	13.8%
Equity Fund	31.9%
Pharmaceuticals	32.4%
REITS	4.1%
Specialty Retail	0.0%Footnote Reference**
Money Market Funds	8.7%
Assets Less Liabilities	(5.9)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure US Cannabis ETF

MSOS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$49	0.75%

How did the Fund perform last year?

The AdvisorShares Pure US Cannabis ETF (ticker: MSOS) experienced significant declines during the fiscal year ended June 30, 2025. Despite continued growth in U.S. cannabis sales, the sector was weighed down by persistent price compression, intense competition, and stalled federal reform efforts.

While MSOS has historically been volatile, its long-term trajectory remains tied to the steady implementation of state level cannabis programs and potential progress on federal legal reforms. The market continues to monitor indications that the federal government may reclassify cannabis from Schedule I to Schedule III under the Controlled Substances Act, a move that could ease banking and capital market restrictions, reduce tax burdens for legal businesses, and open new growth avenues.

Hopes for regulatory reclassification remain a key catalyst, as such changes could reshape market dynamics, investment strategies, and the broader cannabis business landscape such as the uplisting of cannabis stocks. As regulations evolve, the sector's growth potential remains significant, with the policy landscape continuing to drive long-term performance expectations.

Despite recent declines and expected continued volatility, we maintain a strongly optimistic outlook on the U.S. cannabis sector's long-term performance as state level programs expand, and federal reform gradually advances.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432
7/31/2024	$3,018	$16,632
8/31/2024	$2,531	$17,035
9/30/2024	$2,848	$17,399
10/31/2024	$2,666	$17,241
11/30/2024	$1,806	$18,253
12/31/2024	$1,523	$17,818
1/31/2025	$1,371	$18,315
2/28/2025	$1,265	$18,076
3/31/2025	$1,049	$17,057
4/30/2025	$1,270	$16,941
5/31/2025	$976	$18,008
6/30/2025	$956	$18,924

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	-67.40%	-38.51%
S&P 500 Index	15.16%	14.13%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$314,803,143
  Total advisory fees paid$3,453,379
  Total number of portfolio holdings46
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Pharmaceuticals	6.0%
Money Market Fund	10.9%
Assets Less Liabilities	83.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Q Dynamic Growth ETF

QPX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$155	1.45%

How did the Fund perform last year?

Over the 12-month period ending June 2025, the AdvisorShares Q Dynamic Growth ETF (QPX) outperformed its benchmark, the S&P 500 Index.

The portfolio remained consistently overweight in the Technology sector, with an average allocation to XLK of approximately 40%. Gold also maintained a notable presence, with exposures ranging from 0% to 18% and averaging over 13% since March 2025. Allocations to the Communication Services sector were steady throughout the period, typically ranging between 7% and 10%. Consumer Discretionary exposure was also significant, averaging around 19%.

In April 2025, the portfolio briefly adopted a tactical risk-reduction posture in response to a spike in implied volatility across major asset classes, as flagged by the proprietary QIX index. This tactical shift was implemented from April 11 to April 17, 2025, after which the portfolio returned to its standard allocation framework. No further tactical rebalancing has occurred since.

The QIX index is a proprietary indicator designed to tactically and unemotionally identify market volatility and to help avoid drawdowns. When the QIX indicates normal volatility, QPX maintains long equity exposure; when the QIX is high, QPX maintains varying levels of fixed income / cash until a move back into equity is signaled.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434
7/31/2024	$13,538	$15,621
8/31/2024	$13,730	$16,000
9/30/2024	$14,162	$16,342
10/31/2024	$13,912	$16,194
11/30/2024	$14,590	$17,144
12/31/2024	$14,370	$16,736
1/31/2025	$14,719	$17,202
2/28/2025	$14,367	$16,977
3/31/2025	$13,737	$16,021
4/30/2025	$13,893	$15,912
5/31/2025	$14,726	$16,914
6/30/2025	$15,491	$17,774

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	14.42%	10.21%
S&P 500 Index	15.16%	13.62%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$25,367,131
  Total advisory fees paid$235,766
  Total number of portfolio holdings9
  Period portfolio turnover rate334%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Commodity Fund	17.4%
Equity Fund	80.4%
Money Market Funds	3.2%
Assets Less Liabilities	(1.0)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Ranger Equity Bear ETF

HDGE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$314	3.33%

How did the Fund perform last year?

For the fiscal year ended June 30, 2025, the performance of the AdvisorShares Ranger Equity Bear ETF (ticker: HDGE) was -11.64% (NAV) compared with 15.16% for the S&P 500 Index.

The period was marked by extraordinary volatility. Tariff uncertainty benefited performance, while the portfolio performed well in the subsequent rebound due to its lower exposure to as the result of an oversold market.

While market indexes have reached new highs, we remain concerned about the long-term return potential of equities.

The risk premium of the S&P 500 is flat with the 10-year, indicating that equities offer little value relative to government securities. Insiders are selling stock at a record pace. Professional investors are fully allocated to stocks after an impressive rally from the low established in the tariff uncertainty. Market sentiment remains too bullish, which we view as a contrary indicator. As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,000	$10,210
8/2015	$10,386	$9,594
9/2015	$10,515	$9,356
10/2015	$9,678	$10,145
11/2015	$9,605	$10,176
12/2015	$9,881	$10,015
1/2016	$10,965	$9,518
2/2016	$10,744	$9,505
3/2016	$9,770	$10,150
4/2016	$9,476	$10,189
5/2016	$9,592	$10,372
6/2016	$9,747	$10,399
7/2016	$9,048	$10,783
8/2016	$8,736	$10,798
9/2016	$8,835	$10,800
10/2016	$9,088	$10,603
11/2016	$8,631	$10,996
12/2016	$8,515	$11,213
1/2017	$8,304	$11,426
2/2017	$8,174	$11,879
3/2017	$8,085	$11,893
4/2017	$8,024	$12,015
5/2017	$8,215	$12,184
6/2017	$7,872	$12,260
7/2017	$7,820	$12,512
8/2017	$7,964	$12,551
9/2017	$7,718	$12,810
10/2017	$7,717	$13,109
11/2017	$7,337	$13,511
12/2017	$7,230	$13,661
1/2018	$6,998	$14,443
2/2018	$7,486	$13,911
3/2018	$7,591	$13,557
4/2018	$7,702	$13,609
5/2018	$7,489	$13,937
6/2018	$7,170	$14,023
7/2018	$6,929	$14,544
8/2018	$6,762	$15,018
9/2018	$6,769	$15,104
10/2018	$7,339	$14,072
11/2018	$7,081	$14,358
12/2018	$7,745	$13,062
1/2019	$6,834	$14,109
2/2019	$6,335	$14,562
3/2019	$6,292	$14,845
4/2019	$5,906	$15,446
5/2019	$6,378	$14,464
6/2019	$5,867	$15,483
7/2019	$5,897	$15,706
8/2019	$6,411	$15,457
9/2019	$6,039	$15,746
10/2019	$5,836	$16,087
11/2019	$5,283	$16,671
12/2019	$4,948	$17,175
1/2020	$4,974	$17,168
2/2020	$5,231	$15,755
3/2020	$6,351	$13,809
4/2020	$5,373	$15,579
5/2020	$4,788	$16,321
6/2020	$4,472	$16,645
7/2020	$4,343	$17,584
8/2020	$4,016	$18,848
9/2020	$4,138	$18,132
10/2020	$4,084	$17,650
11/2020	$3,058	$19,582
12/2020	$2,797	$20,334
1/2021	$2,530	$20,129
2/2021	$2,392	$20,684
3/2021	$2,336	$21,590
4/2021	$2,224	$22,742
5/2021	$2,219	$22,901
6/2021	$2,119	$23,436
7/2021	$2,227	$23,993
8/2021	$2,276	$24,722
9/2021	$2,373	$23,572
10/2021	$2,313	$25,224
11/2021	$2,332	$25,049
12/2021	$2,274	$26,172
1/2022	$2,336	$24,817
2/2022	$2,287	$24,074
3/2022	$2,251	$24,968
4/2022	$2,552	$22,791
5/2022	$2,659	$22,833
6/2022	$2,934	$20,948
7/2022	$2,640	$22,879
8/2022	$2,599	$21,946
9/2022	$2,792	$19,925
10/2022	$2,620	$21,538
11/2022	$2,503	$22,742
12/2022	$2,651	$21,432
1/2023	$2,217	$22,778
2/2023	$2,225	$22,223
3/2023	$2,344	$23,038
4/2023	$2,379	$23,398
5/2023	$2,344	$23,500
6/2023	$2,083	$25,053
7/2023	$1,873	$25,857
8/2023	$1,991	$25,446
9/2023	$2,161	$24,232
10/2023	$2,360	$23,723
11/2023	$2,174	$25,889
12/2023	$1,933	$27,066
1/2024	$2,063	$27,520
2/2024	$2,007	$28,990
3/2024	$1,982	$29,923
4/2024	$2,159	$28,700
5/2024	$2,081	$30,124
6/2024	$2,085	$31,204
7/2024	$1,885	$31,584
8/2024	$1,925	$32,350
9/2024	$1,886	$33,041
10/2024	$1,893	$32,742
11/2024	$1,703	$34,664
12/2024	$1,783	$33,837
1/2025	$1,721	$34,780
2/2025	$1,846	$34,326
3/2025	$1,941	$32,392
4/2025	$2,041	$32,172
5/2025	$1,938	$34,197
6/2025	$1,842	$35,936

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	-11.64%	-16.25%	-15.56%
S&P 500 Index	15.16%	16.64%	13.65%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$45,594,724
  Total advisory fees paid$829,840
  Total number of portfolio holdings55
  Period portfolio turnover rate624%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Retail	(13.3)%
Banks	(8.4)%
Semiconductors	(8.1)%
Software	(6.6)%
REITS	(6.6)%
Computers	(5.9)%
Advertising	(5.1)%
Chemicals	(4.3)%
Internet	(4.0)%
Entertainment	(3.5)%
Leisure Time	(3.2)%
Diversified Financial Services	(3.2)%
Other	(26.3)%
Money Market Funds	146.4%
Assets Less Liabilities	52.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Restaurant ETF

EATZ | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$111	0.99%

How did the Fund perform last year?

For the fiscal year ended June 30, 2025, the AdvisorShares Restaurant ETF (ticker: EATZ) delivered a strong positive return, notably outperforming the S&P 500 Index. The restaurant industry demonstrated remarkable resilience amid persistent inflationary pressures, particularly elevated labor and food costs.

The restaurant industry faced a challenging environment, with overall consumer spending at U.S. food service establishments declining year-over-year and traffic falling for several consecutive quarters. Growth in the sector was driven by consumer demand for value and convenience, which benefited fast-casual and quick-service restaurants, even as visit counts in these segments remained flat or slightly down. Operators responded to persistent inflation and shifting consumer preferences by emphasizing promotions, digital ordering, and operational efficiencies. While higher menu prices helped offset some of the volume declines, margin pressures persisted, particularly in the casual dining space.

Despite these headwinds, EATZ’s active management and focus on industry leaders enabled it to capture gains from select outperformers and navigate ongoing volatility. We remain confident on the restaurant sector’s outlook, as continued innovation, easing supply chain pressures, and the industry’s adaptability to changing consumer behavior are expected to support long-term growth.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Restaurant ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,418	$10,114
5/31/2021	$10,025	$10,185
6/30/2021	$9,899	$10,423
7/31/2021	$9,626	$10,670
8/31/2021	$9,713	$10,995
9/30/2021	$9,366	$10,484
10/31/2021	$9,134	$11,218
11/30/2021	$8,467	$11,140
12/31/2021	$9,539	$11,640
1/31/2022	$8,964	$11,037
2/28/2022	$9,156	$10,707
3/31/2022	$8,866	$11,104
4/30/2022	$8,186	$10,136
5/31/2022	$7,709	$10,155
6/30/2022	$6,884	$9,316
7/31/2022	$7,542	$10,175
8/31/2022	$7,653	$9,760
9/30/2022	$7,268	$8,862
10/31/2022	$8,203	$9,579
11/30/2022	$8,258	$10,114
12/31/2022	$7,559	$9,532
1/31/2023	$8,461	$10,130
2/28/2023	$8,198	$9,883
3/31/2023	$8,289	$10,246
4/30/2023	$8,426	$10,406
5/31/2023	$8,395	$10,451
6/30/2023	$8,990	$11,142
7/31/2023	$9,225	$11,500
8/31/2023	$8,414	$11,317
9/30/2023	$7,871	$10,777
10/31/2023	$7,705	$10,551
11/30/2023	$8,562	$11,514
12/31/2023	$9,477	$12,037
1/31/2024	$9,389	$12,239
2/29/2024	$9,998	$12,893
3/31/2024	$10,305	$13,308
4/30/2024	$9,944	$12,764
5/31/2024	$10,071	$13,397
6/30/2024	$10,235	$13,878
7/31/2024	$10,147	$14,047
8/31/2024	$10,581	$14,388
9/30/2024	$11,128	$14,695
10/31/2024	$11,189	$14,562
11/30/2024	$12,513	$15,416
12/31/2024	$11,676	$15,049
1/31/2025	$12,550	$15,468
2/28/2025	$12,267	$15,266
3/31/2025	$11,365	$14,406
4/30/2025	$11,067	$14,308
5/31/2025	$12,248	$15,209
6/30/2025	$12,728	$15,982

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Restaurant ETF NAV	24.36%	5.92%
S&P 500 Index	15.16%	11.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$3,656,396
  Total advisory fees paid$0
  Total number of portfolio holdings27
  Period portfolio turnover rate115%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Food Service	2.2%
Internet	4.4%
Food	11.0%
Retail	75.4%
Money Market Funds	11.3%
Assets Less Liabilities	(4.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares STAR Global Buy-Write ETF

VEGA | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$117	1.11%

How did the Fund perform last year?

The principal investment strategy of AdvisorShares STAR Global Buy-Write ETF (ticker: VEGA) is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

In July of 2024, we initiated a volatility-based rebalance which is triggered by the VIX crossing over pre-determined thresholds. In this rebalance we deploy accumulated cash back into the market, specifically we reallocated to our depreciated fixed income allocation to bring our asset class targets back in line with our objective.

Within our global asset allocation, we tactically tilt our allocations into geographic regions and market capitalizations that we feel help to achieve the portfolio’s objectives and underweight areas that we believe have the potential to underperform. Throughout the most recent fiscal year, we have been underweighting small cap stocks in favor of domestic mid cap and global large cap allocations which has positively contributed to the portfolio return vs a global benchmark.

International equities have enjoyed a strong first half of 2025 fueled by a declining U.S. dollar, accommodative monetary policies from the European Central Bank, and lower starting valuations relative to their U.S. counterparts. As a result, both developed international (MSCI EAFE Index) and emerging markets (MSCI Emerging Markets) outperformed the S&P 500 Index during the most recent fiscal year.

We reallocated the portfolio in March 2025 due to changing economic conditions and heightened market volatility. The rebalance included establishing a new 2% position in IAU, the iShares Gold Trust ETF, as well as increasing our allocation to emerging market equities and tilting our domestic large cap exposure from a predominately passive allocation towards a more actively managed exposure to help navigate the increasingly uncertain economic future.

Most recently, we responded to the heightened volatility in April caused by mounting trade wars and market uncertainty surrounding the announcement of reciprocal tariffs that led to significant drawdowns and a sharp, V-shaped recovery across global equities to rebalance the portfolio back to the newly established target allocations from the March rebalance.

VEGA’s option overlay provides a valuable risk mitigation tool as evidenced during the heightened market volatility experienced in April of 2025. Our short calls on the S&P 500 helped to reduce the portfolio’s standard deviation relative to our benchmark, the MSCI All Country World Index (MSCI ACWI) during this period. Given the sharp market sell-off, we were able to close out our options positions early at a marginal cost and re-sell new calls within the same month to increase the premium collected and offset declines in our SPY allocation. In addition, our protective puts positively impacted portfolio returns during the market correction as evidence by a max drawdown in 2025 of -7.7% for VEGA vs -11.23% for the MSCI ACWI.

The CBOE Volatility Index (VIX), also known as the Fear Index, measures expected market volatility using a portfolio of options on the S&P 500 Index.  The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The MSCI All Country World Index (ACWI) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,113	$10,087
8/2015	$9,613	$9,395
9/2015	$9,425	$9,055
10/2015	$9,929	$9,766
11/2015	$9,921	$9,685
12/2015	$9,756	$9,510
1/2016	$9,410	$8,937
2/2016	$9,425	$8,875
3/2016	$9,835	$9,533
4/2016	$9,883	$9,674
5/2016	$9,925	$9,686
6/2016	$10,064	$9,627
7/2016	$10,290	$10,042
8/2016	$10,295	$10,076
9/2016	$10,300	$10,138
10/2016	$10,156	$9,966
11/2016	$10,295	$10,041
12/2016	$10,422	$10,258
1/2017	$10,554	$10,539
2/2017	$10,773	$10,834
3/2017	$10,801	$10,967
4/2017	$10,890	$11,138
5/2017	$10,963	$11,384
6/2017	$11,040	$11,436
7/2017	$11,196	$11,755
8/2017	$11,200	$11,800
9/2017	$11,332	$12,028
10/2017	$11,456	$12,278
11/2017	$11,591	$12,516
12/2017	$11,686	$12,717
1/2018	$12,030	$13,435
2/2018	$11,663	$12,871
3/2018	$11,507	$12,595
4/2018	$11,560	$12,715
5/2018	$11,741	$12,731
6/2018	$11,747	$12,662
7/2018	$12,012	$13,044
8/2018	$12,176	$13,147
9/2018	$12,161	$13,204
10/2018	$11,532	$12,214
11/2018	$11,666	$12,393
12/2018	$10,942	$11,520
1/2019	$11,613	$12,430
2/2019	$11,892	$12,762
3/2019	$12,058	$12,923
4/2019	$12,325	$13,359
5/2019	$11,833	$12,567
6/2019	$12,291	$13,390
7/2019	$12,376	$13,429
8/2019	$12,270	$13,110
9/2019	$12,405	$13,386
10/2019	$12,585	$13,752
11/2019	$12,837	$14,088
12/2019	$13,109	$14,584
1/2020	$13,030	$14,423
2/2020	$12,307	$13,258
3/2020	$11,041	$11,468
4/2020	$11,852	$12,697
5/2020	$12,246	$13,249
6/2020	$12,315	$13,672
7/2020	$12,824	$14,395
8/2020	$13,442	$15,277
9/2020	$13,058	$14,784
10/2020	$12,747	$14,425
11/2020	$13,759	$16,203
12/2020	$14,126	$16,955
1/2021	$14,036	$16,878
2/2021	$14,238	$17,269
3/2021	$14,559	$17,730
4/2021	$14,938	$18,505
5/2021	$15,038	$18,793
6/2021	$15,276	$19,041
7/2021	$15,388	$19,172
8/2021	$15,605	$19,652
9/2021	$15,147	$18,840
10/2021	$15,777	$19,802
11/2021	$15,447	$19,325
12/2021	$15,845	$20,098
1/2022	$15,246	$19,111
2/2022	$14,953	$18,617
3/2022	$15,175	$19,020
4/2022	$14,151	$17,498
5/2022	$14,198	$17,519
6/2022	$13,345	$16,042
7/2022	$14,085	$17,162
8/2022	$13,513	$16,530
9/2022	$12,494	$14,948
10/2022	$13,110	$15,850
11/2022	$13,923	$17,079
12/2022	$13,434	$16,407
1/2023	$14,235	$17,583
2/2023	$13,846	$17,079
3/2023	$14,200	$17,606
4/2023	$14,360	$17,859
5/2023	$14,225	$17,668
6/2023	$14,760	$18,693
7/2023	$15,095	$19,378
8/2023	$14,779	$18,836
9/2023	$14,235	$18,057
10/2023	$13,905	$17,514
11/2023	$14,869	$19,131
12/2023	$15,515	$20,050
1/2024	$15,549	$20,167
2/2024	$15,987	$21,033
3/2024	$16,370	$21,693
4/2024	$15,824	$20,977
5/2024	$16,325	$21,829
6/2024	$16,633	$22,316
7/2024	$16,889	$22,675
8/2024	$17,241	$23,251
9/2024	$17,458	$23,792
10/2024	$17,149	$23,257
11/2024	$17,753	$24,127
12/2024	$17,356	$23,556
1/2025	$17,741	$24,347
2/2025	$17,754	$24,200
3/2025	$17,270	$23,244
4/2025	$17,260	$23,461
5/2025	$17,887	$24,810
6/2025	$18,499	$25,923

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	11.22%	8.48%	6.34%
MSCI All Country World Index (Net)	16.17%	13.65%	9.99%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The MSCI All Country World Index (Net) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$65,906,782
  Total advisory fees paid$541,721
  Total number of portfolio holdings13
  Period portfolio turnover rate15%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Written Call Option	(0.2)%
Purchased Put Option	0.0%Footnote Reference**
Commodity Fund	2.0%
Debt Fund	27.1%
Equity Fund	69.3%
Money Market Funds	13.1%
Assets Less Liabilities	(11.3)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Vice ETF

VICE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$109	0.99%

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Vice ETF (ticker: VICE) delivered a positive return, outperforming the S&P 500 Index. The "vice" sector, encompassing alcohol, tobacco, restaurants, hospitality, gaming, and gambling, demonstrated its characteristic resilience amid inflation, tariffs, and political uncertainty that unsettled broader markets and consumer sentiment.

The gambling and gaming segments continued to see demand, both particularly benefiting from the expansion of online platforms, and gambling benefitting from the expansion of legalized sports betting. The tobacco industry faced declining cigarette sales but successfully offset losses through alternative nicotine products. These industries historically offer lower volatility and defensive characteristics during market downturns, which contributed to their strong relative performance.

The sector's strength was further supported by its ability to adapt to changing consumer preferences through product innovation and market expansion. Operators continued to demonstrate resilience in navigating challenging economic conditions while maintaining pricing power and customer loyalty.

Looking forward, we expect VICE to continue showing relative stability and growth opportunities driven by product innovation, market expansion, and the sector's inherent adaptability. Our approach remains focused on identifying the most attractive opportunities to deliver long-term capital appreciation through disciplined security selection and tactical trading.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943
7/31/2024	$13,309	$23,222
8/31/2024	$13,529	$23,785
9/30/2024	$13,992	$24,293
10/31/2024	$13,790	$24,073
11/30/2024	$14,803	$25,486
12/31/2024	$14,011	$24,878
1/31/2025	$14,355	$25,571
2/28/2025	$14,849	$25,238
3/31/2025	$13,996	$23,816
4/30/2025	$14,022	$23,654
5/31/2025	$14,813	$25,143
6/30/2025	$15,198	$26,422

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	20.74%	9.79%	5.70%
S&P 500 Index	15.16%	16.64%	13.74%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$7,352,032
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate162%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2025.

Sector	% of Net Assets
Beverages	4.5%
Semiconductors	4.6%
REITS	4.6%
Computers	4.8%
Auto Manufacturers	4.9%
Lodging	9.0%
Software	12.3%
Internet	12.4%
Entertainment	13.3%
Agriculture	25.8%
Money Market Funds	17.5%
Assets Less Liabilities	(13.7)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Elizabeth Piper/Bach. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $302,810 for 2025 and $283,050 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $54,000 for 2025 and $51,000 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	No response required.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Elizabeth Piper/Bach and William G. McVay.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Annual Report

June 30, 2025

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%

Aerospace/Defense — 5.5%
Embraer SA (Brazil)(a)(b)	44,872	$2,553,666

Banks — 19.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	105,006	1,613,942
Banco Macro SA (Argentina)(b)(c)	22,703	1,593,977
Barclays PLC (United Kingdom)(b)	79,893	1,485,211
Grupo Financiero Galicia SA (Argentina)(b)(c)	37,253	1,877,179
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	119,733	1,642,737
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	67,819	1,024,745
Total Banks		9,237,791

Commercial Services — 2.8%
RELX PLC (United Kingdom)(b)	24,179	1,313,887

Computers — 2.2%
Check Point Software Technologies Ltd. (Israel)(c)	4,673	1,033,901

Diversified Financial Services — 9.0%
Futu Holdings Ltd. (Hong Kong)(b)	7,795	963,384
Qifu Technology, Inc. (China)(b)	40,309	1,747,798
Up Fintech Holding Ltd. (China)(a)(b)(c)	154,066	1,486,737
Total Diversified Financial Services		4,197,919

Electric — 5.7%
E.ON SE (Germany)(a)(b)	66,364	1,229,592
Pampa Energia SA (Argentina)(b)(c)	20,740	1,438,941
Total Electric		2,668,533

Food Service — 1.8%
Compass Group PLC (United Kingdom)(b)	24,580	848,502

Insurance — 1.9%
Aegon Ltd. (Netherlands)	122,183	884,605
Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 17.3%
MakeMyTrip Ltd. (India)(c)	10,804	$1,059,008
MercadoLibre, Inc. (Brazil)(c)	554	1,447,951
Prosus NV (China)(a)(b)	91,155	1,014,555
Sea Ltd. (Singapore)(b)(c)	9,709	1,552,857
Tencent Holdings Ltd. (China)(a)(b)	17,867	1,152,422
Trip.com Group Ltd. (China)(b)	12,236	717,519
Vnet Group, Inc. (China)(b)(c)	168,691	1,163,968
Total Internet		8,108,280

Media — 1.7%
Pearson PLC (United Kingdom)(a)(b)	54,740	817,268

Mining — 3.2%
Harmony Gold Mining Co. Ltd. (South Africa)(b)	108,343	1,513,552

Miscellaneous Manufacturing — 2.5%
Siemens AG (Germany)(b)	8,990	1,158,541

Oil & Gas — 3.4%
YPF SA (Argentina)(a)(b)(c)	50,978	1,603,258

Pharmaceuticals — 8.7%
Ascendis Pharma A/S (Denmark)(b)(c)	6,518	1,125,007
Verona Pharma PLC (United Kingdom)(b)(c)	31,126	2,943,897
Total Pharmaceuticals		4,068,904

Software — 4.9%
Kingsoft Cloud Holdings Ltd. (China)(a)(b)(c)	59,552	745,591
SAP SE (Germany)(b)	5,161	1,569,460
Total Software		2,315,051

Telecommunications — 9.4%
Deutsche Telekom AG (Germany)(b)	30,206	1,105,238
KT Corp. (South Korea)(b)	56,747	1,179,203
Nokia OYJ (Finland)(b)	204,506	1,059,341
Telefonaktiebolaget LM Ericsson (Sweden)(b)	122,151	1,035,840
Total Telecommunications		4,379,622
Total Common Stocks (Cost $36,307,542)		46,703,280

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
MONEY MARKET FUNDS — 10.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	4,829,791	$4,829,791
Invesco Government & Agency Portfolio — Private Investment Class, 3.96%(d)	154,893	154,893
Total Money Market Funds (Cost $4,984,684)		4,984,684

Total Investments — 110.3% (Cost $41,292,226)		51,687,964
Liabilities in Excess of Other Assets — (10.3%)		(4,821,996)
Net Assets — 100.0%		$46,865,968

PLC — Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,173,178; the aggregate market value of the collateral held by the fund is $7,426,502. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,596,711.
(b)	American Depositary Receipt.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of June 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,703,280	$—	$—	$46,703,280
Money Market Funds	4,984,684	—	—	4,984,684
Total	$51,687,964	$—	$—	$51,687,964

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.5%
Banks	19.7
Commercial Services	2.8
Computers	2.2
Diversified Financial Services	9.0
Electric	5.7
Food Service	1.8
Insurance	1.9
Internet	17.3
Media	1.7
Mining	3.2
Miscellaneous Manufacturing	2.5
Oil & Gas	3.4
Pharmaceuticals	8.7
Software	4.9
Telecommunications	9.4
Money Market Funds	10.6
Total Investments	110.3
Liabilities in Excess of Other Assets	(10.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.9%

Equity Fund — 98.9%
Invesco S&P International Developed Low Volatility ETF†	1,171,328	$38,800,240
iShares MSCI USA Momentum Factor ETF(a)	176,622	42,445,799
Total Exchange Traded Funds (Cost $75,977,775)		81,246,039

MONEY MARKET FUNDS — 2.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(b)	965,670	965,670
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(b)(c)	970,003	970,003
Total Money Market Funds (Cost $1,935,673)		1,935,673

Total Investments — 101.3% (Cost $77,913,448)		83,181,712
Liabilities in Excess of Other Assets — (1.3%)		(1,063,114)
Net Assets — 100.0%		$82,118,598

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $961,280; the aggregate market value of the collateral held by the fund is $970,003.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$81,246,039	$—	$—	$81,246,039
Money Market Funds	1,935,673	—	—	1,935,673
Total	$83,181,712	$—	$—	$83,181,712

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	98.9%
Money Market Funds	2.4
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2025	Value at 6/30/2025	Dividend Income
Invesco S&P International Developed Low Volatility ETF	$—	$39,718,965	$(1,651,249)	$11,993	$720,531	1,171,328	$38,800,240	$468,676

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%

Equity Fund — 99.5%
Invesco S&P 500 Low Volatility ETF	748,955	$54,538,904
iShares MSCI USA Momentum Factor ETF(a)	254,616	61,189,317
Total Exchange Traded Funds (Cost $106,728,744)		115,728,221

MONEY MARKET FUNDS — 2.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(b)	749,941	749,941
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(b)(c)	1,725,389	1,725,389
Total Money Market Funds (Cost $2,475,330)		2,475,330

Total Investments — 101.6% (Cost $109,204,074)		118,203,551
Liabilities in Excess of Other Assets — (1.6%)		(1,836,182)
Net Assets — 100.0%		$116,367,369

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,709,877; the aggregate market value of the collateral held by the fund is $1,725,389.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$115,728,221	$—	$—	$115,728,221
Money Market Funds	2,475,330	—	—	2,475,330
Total	$118,203,551	$—	$—	$118,203,551

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.5%
Money Market Funds	2.1
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
MONEY MARKET FUND — 220.4%
STIT — Government & Agency Portfolio, Institutional Class, 4.26%(a)(b) (Cost $27,582,802)	27,582,802	$27,582,802
Total Investments Before Securities Sold, Not Yet Purchased (Cost $27,582,802)		27,582,802

Securities Sold, Not Yet Purchased — (96.4)%

COMMON STOCKS — (96.4)%

Apparel — (3.9)%
Carter’s, Inc.	(3,960)	(119,315)
NIKE, Inc., Class B	(1,863)	(132,347)
PVH Corp.	(1,895)	(129,997)
VF Corp.	(9,260)	(108,805)
Total Apparel		(490,464)

Auto Parts & Equipment — (3.0)%
Adient PLC(c)	(7,759)	(150,990)
Gentex Corp.	(5,100)	(112,149)
Lear Corp.	(1,174)	(111,507)
Total Auto Parts & Equipment		(374,646)

Beverages — (1.6)%
Brown-Forman Corp., Class B	(3,449)	(92,813)
Constellation Brands, Inc., Class A	(690)	(112,249)
Total Beverages		(205,062)

Biotechnology — (4.5)%
Biogen, Inc.(c)	(801)	(100,598)
Bio-Rad Laboratories, Inc., Class A(c)	(510)	(123,073)
Illumina, Inc.(c)	(1,470)	(140,253)
Regeneron Pharmaceuticals, Inc.	(173)	(90,825)
Sarepta Therapeutics, Inc.(c)	(5,980)	(102,258)
Total Biotechnology		(557,007)

Building Materials — (2.0)%
Fortune Brands Innovations, Inc.	(2,420)	(124,582)
JELD-WEN Holding, Inc.(c)	(33,150)	(129,948)
Total Building Materials		(254,530)
Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals — (6.7)%
Albemarle Corp.	(1,541)	$(96,574)
Ashland, Inc.	(1,742)	(87,588)
Celanese Corp.	(2,040)	(112,873)
Chemours Co. (The)	(7,915)	(90,627)
FMC Corp.	(2,013)	(84,043)
Huntsman Corp.	(7,944)	(82,777)
LyondellBasell Industries NV, Class A	(1,700)	(98,362)
Olin Corp.	(4,987)	(100,189)
Westlake Corp.	(1,094)	(83,067)
Total Chemicals		(836,100)

Coal — (1.1)%
Peabody Energy Corp.	(10,227)	(137,246)

Commercial Services — (4.7)%
Cimpress PLC (Ireland)(c)	(2,760)	(129,720)
Global Payments, Inc.	(1,570)	(125,663)
ManpowerGroup, Inc.	(2,356)	(95,182)
Robert Half, Inc.	(2,610)	(107,141)
WEX, Inc.(c)	(860)	(126,325)
Total Commercial Services		(584,031)

Computers — (2.0)%
ASGN, Inc.(c)	(1,790)	(89,375)
NCR Voyix Corp.(c)	(13,180)	(154,601)
Total Computers		(243,976)

Cosmetics/Personal Care — (2.1)%
Coty, Inc., Class A(c)	(18,960)	(88,164)
Estee Lauder Cos., Inc. (The), Class A	(2,163)	(174,770)
Total Cosmetics/Personal Care		(262,934)

Electric — (1.7)%
AES Corp. (The)	(9,808)	(103,180)
Edison International	(2,060)	(106,296)
Total Electric		(209,476)

Electronics — (1.1)%
Sensata Technologies Holding PLC	(4,767)	(143,534)

Energy — Alternate Sources — (1.3)%
First Solar, Inc.(c)	(956)	(158,256)

Food — (1.7)%
Hain Celestial Group, Inc. (The)(c)	(59,820)	(90,926)
Lamb Weston Holdings, Inc.	(2,302)	(119,359)
Total Food		(210,285)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

Hand/Machine Tools — (1.0)%
Stanley Black & Decker, Inc.	(1,860)	$(126,015)

Healthcare — Products — (7.1)%
Align Technology, Inc.(c)	(591)	(111,894)
Bio-Techne Corp.	(2,220)	(114,219)
Bruker Corp.	(3,200)	(131,840)
DENTSPLY SIRONA, Inc.	(7,096)	(112,684)
Enovis Corp.(c)	(2,955)	(92,669)
Integra LifeSciences Holdings Corp.(c)	(10,228)	(125,498)
Teleflex, Inc.	(712)	(84,272)
West Pharmaceutical Services, Inc.	(515)	(112,682)
Total Healthcare — Products		(885,758)

Healthcare — Services — (3.3)%
Charles River Laboratories International, Inc.(c)	(1,041)	(157,951)
Humana, Inc.	(526)	(128,597)
IQVIA Holdings, Inc.(c)	(780)	(122,920)
Total Healthcare — Services		(409,468)

Home Builders — (0.9)%
Lennar Corp., Class A	(1,010)	(111,716)

Home Furnishings — (1.0)%
Leggett & Platt, Inc.	(13,538)	(120,759)

Internet — (3.1)%
Snap, Inc., Class A(c)	(13,620)	(118,358)
Wayfair, Inc., Class A(c)	(3,098)	(158,432)
Ziff Davis, Inc.(c)	(3,795)	(114,874)
Total Internet		(391,664)

Iron/Steel — (1.0)%
Nucor Corp.	(992)	(128,504)

Leisure Time — (2.9)%
Brunswick Corp.	(2,205)	(121,804)
Harley-Davidson, Inc.	(4,952)	(116,867)
Polaris, Inc.	(3,203)	(130,202)
Total Leisure Time		(368,873)

Machinery — Diversified — (0.9)%
Cognex Corp.	(3,445)	(109,275)
Investments	Shares	Value
COMMON STOCKS (continued)

Media — (1.7)%
Cable One, Inc.	(736)	$(99,956)
Sirius XM Holdings, Inc.	(5,013)	(115,149)
Total Media		(215,105)

Office/Business Equipment — (0.8)%
Xerox Holdings Corp.	(19,976)	(105,274)

Oil & Gas — (8.1)%
APA Corp.	(6,257)	(114,441)
Devon Energy Corp.	(3,435)	(109,267)
Helmerich & Payne, Inc.	(5,470)	(82,925)
HF Sinclair Corp.	(2,919)	(119,913)
Murphy Oil Corp.	(5,474)	(123,165)
Occidental Petroleum Corp.	(2,436)	(102,336)
Patterson-UTI Energy, Inc.	(17,780)	(105,435)
Transocean Ltd.(c)	(47,383)	(122,722)
Weatherford International PLC	(2,618)	(131,712)
Total Oil & Gas		(1,011,916)

Oil & Gas Services — (1.6)%
Halliburton Co.	(4,611)	(93,972)
NOV, Inc.	(8,244)	(102,473)
Total Oil & Gas Services		(196,445)

Pharmaceuticals — (1.1)%
Agios Pharmaceuticals, Inc.(c)	(4,165)	(138,528)

REITS — (3.1)%
Alexandria Real Estate Equities, Inc.	(1,275)	(92,603)
Hudson Pacific Properties, Inc.(c)	(60,329)	(165,302)
Service Properties Trust	(53,205)	(127,160)
Total REITS		(385,065)

Retail — (5.2)%
Floor & Decor Holdings, Inc., Class A(c)	(1,600)	(121,536)
Kohl’s Corp.	(15,066)	(127,759)
Nu Skin Enterprises, Inc., Class A	(21,996)	(175,748)
Target Corp.	(1,115)	(109,995)
Wendy’s Co. (The)	(10,150)	(115,913)
Total Retail		(650,951)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — (11.1)%
Advanced Micro Devices, Inc.(c)	(1,142)	$(162,050)
Entegris, Inc.	(1,600)	(129,040)
Intel Corp.	(6,497)	(145,533)
IPG Photonics Corp.(c)	(1,473)	(101,122)
Marvell Technology, Inc.	(1,940)	(150,156)
MKS, Inc.	(1,620)	(160,963)
ON Semiconductor Corp.(c)	(2,430)	(127,356)
Qorvo, Inc.(c)	(2,020)	(171,518)
Skyworks Solutions, Inc.	(1,542)	(114,910)
Teradyne, Inc.	(1,470)	(132,182)
Total Semiconductors		(1,394,830)

Software — (1.0)%
Teradata Corp.(c)	(5,457)	(121,746)

Telecommunications — (2.2)%
Viasat, Inc.(c)	(19,265)	(281,269)

Transportation — (1.9)%
Old Dominion Freight Line, Inc.	(760)	(123,348)
United Parcel Service, Inc., Class B	(1,166)	(117,696)
Total Transportation		(241,044)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(15,091,015)]		(12,061,752)

Total Investments — 124.0% (Cost $12,491,787)		15,521,050
Liabilities in Excess of Other Assets — (24.0%)		(3,007,824)
Net Assets — 100.0%		$12,513,226

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$27,582,802	$—	$—	$27,582,802

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(12,061,752)	$—	$—	$(12,061,752)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(3.9)%
Auto Parts & Equipment	(3.0)
Beverages	(1.6)
Biotechnology	(4.5)
Building Materials	(2.0)
Chemicals	(6.7)
Coal	(1.1)
Commercial Services	(4.7)
Computers	(2.0)
Cosmetics/Personal Care	(2.1)
Electric	(1.7)
Electronics	(1.1)
Energy — Alternate Sources	(1.3)
Food	(1.7)
Hand/Machine Tools	(1.0)
Healthcare — Products	(7.1)
Healthcare — Services	(3.3)
Home Builders	(0.9)
Home Furnishings	(1.0)
Internet	(3.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Iron/Steel	(1.0)%
Leisure Time	(2.9)
Machinery — Diversified	(0.9)
Media	(1.7)
Office/Business Equipment	(0.8)
Oil & Gas	(8.1)
Oil & Gas Services	(1.6)
Pharmaceuticals	(1.1)
REITS	(3.1)
Retail	(5.2)
Semiconductors	(11.1)
Software	(1.0)
Telecommunications	(2.2)
Transportation	(1.9)
Money Market Fund	220.4%
Total Investments	124.0
Liabilities in Excess of Other Assets	(24.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 5.1%
HEICO Corp.	29,861	$9,794,408

Auto Parts & Equipment — 5.8%
Allison Transmission Holdings, Inc.	66,368	6,304,296
Miller Industries, Inc.	107,374	4,773,848
Total Auto Parts & Equipment		11,078,144

Commercial Services — 8.5%
Moody’s Corp.	15,120	7,584,041
Rollins, Inc.	154,374	8,709,781
Total Commercial Services		16,293,822

Computers — 3.8%
Science Applications International Corp.	65,065	7,326,970

Diversified Financial Services — 4.6%
Intercontinental Exchange, Inc.	48,222	8,847,290

Electronics — 5.2%
Amphenol Corp., Class A	101,588	10,031,815

Engineering & Construction — 5.2%
IES Holdings, Inc.(a)(b)	33,996	10,070,635

Healthcare — Products — 11.4%
Abbott Laboratories	62,959	8,563,054
Stryker Corp.	19,646	7,772,547
Thermo Fisher Scientific, Inc.	13,651	5,534,934
Total Healthcare — Products		21,870,535

Machinery — Diversified — 4.0%
Otis Worldwide Corp.	77,350	7,659,197

Media — 3.4%
FactSet Research Systems, Inc.	14,859	6,646,134

Metal Fabricate/Hardware — 3.7%
Mueller Industries, Inc.	89,952	7,148,485

Packaging & Containers — 3.9%
Silgan Holdings, Inc.	137,438	7,446,391

Pharmaceuticals — 8.8%
Cencora, Inc.	31,775	9,527,734
Henry Schein, Inc.(b)	102,501	7,487,698
Total Pharmaceuticals		17,015,432

Real Estate — 3.9%
McGrath RentCorp	64,738	7,507,018
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 18.3%
Adobe, Inc.(b)	16,150	$6,248,112
Broadridge Financial Solutions, Inc.	32,034	7,785,223
Fair Isaac Corp.(b)	3,503	6,403,344
Fiserv, Inc.(b)	34,645	5,973,145
Intuit, Inc.	11,245	8,856,899
Total Software		35,266,723

Water — 4.2%
American Water Works Co., Inc.	57,770	8,036,385
Total Common Stocks (Cost $158,399,879)		192,039,384

MONEY MARKET FUNDS — 1.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(c)	433,490	433,490
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	1,960,386	1,960,386
Total Money Market Funds (Cost $2,393,876)		2,393,876

Total Investments — 101.1% (Cost $160,793,755)		194,433,260
Liabilities in Excess of Other Assets — (1.1%)		(2,016,012)
Net Assets — 100.0%		$192,417,248

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,950,378; the aggregate market value of the collateral held by the fund is $1,960,386.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$192,039,384	$—	$—	$192,039,384
Money Market Funds	2,393,876	—	—	2,393,876
Total	$194,433,260	$—	$—	$194,433,260

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.1%
Auto Parts & Equipment	5.8
Commercial Services	8.5
Computers	3.8
Diversified Financial Services	4.6
Electronics	5.2
Engineering & Construction	5.2
Healthcare — Products	11.4
Machinery — Diversified	4.0
Media	3.4
Metal Fabricate/Hardware	3.7
Packaging & Containers	3.9
Pharmaceuticals	8.8
Real Estate	3.9
Software	18.3
Water	4.2
Money Market Funds	1.3
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 93.6%

Aerospace/Defense — 4.2%
Kratos Defense & Security Solutions, Inc.(a)	22,687	$1,053,811

Apparel — 1.0%
On Holding AG, Class A (Switzerland)(a)	5,066	263,685

Auto Manufacturers — 0.4%
Ferrari NV (Italy)(b)	202	99,129

Banks — 2.9%
JPMorgan Chase & Co.	2,569	744,779

Building Materials — 5.1%
Trane Technologies PLC	2,972	1,299,982

Computers — 3.4%
Apple, Inc.	4,252	872,383

Diversified Financial Services — 3.3%
LPL Financial Holdings, Inc.	2,213	829,809

Entertainment — 6.8%
Flutter Entertainment PLC (United Kingdom)(a)	2,497	713,543
Genius Sports Ltd. (United Kingdom)(a)(b)	58,823	611,759
TKO Group Holdings, Inc.	2,204	401,018
Total Entertainment		1,726,320

Healthcare — Products — 2.9%
Stryker Corp.	1,865	737,850

Internet — 17.9%
Alphabet, Inc., Class C	5,074	900,077
Amazon.com, Inc.(a)	4,500	987,255
Meta Platforms, Inc., Class A	1,196	882,755
Netflix, Inc.(a)	1,330	1,781,043
Total Internet		4,551,130

Machinery — Construction & Mining — 3.5%
GE Vernova, Inc.	1,676	886,855

Media — 3.1%
Walt Disney Co. (The)	6,372	790,192

Miscellaneous Manufacturing — 2.5%
Axon Enterprise, Inc.(a)	777	643,309

Pharmaceuticals — 3.7%
Eli Lilly & Co.	1,200	935,436
Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 7.5%
Costco Wholesale Corp.	555	$549,417
Home Depot, Inc. (The)	1,000	366,640
Walmart, Inc.	10,091	986,698
Total Retail		1,902,755

Semiconductors — 13.0%
Broadcom, Inc.	5,537	1,526,274
NVIDIA Corp.	11,244	1,776,440
Total Semiconductors		3,302,714

Software — 9.1%
Microsoft Corp.	2,703	1,344,499
Oracle Corp.	4,369	955,195
Total Software		2,299,694

Venture Capital — 3.3%
Blackstone, Inc.	5,500	822,690
Total Common Stocks (Cost $16,090,709)		23,762,523

EXCHANGE TRADED FUNDS — 4.2%

Commodity Fund — 3.2%
iShares Gold Trust(a)	13,127	818,600

Equity Fund — 1.0%
iShares Bitcoin Trust ETF(a)	4,038	247,166
Total Exchange Traded Funds (Cost $867,087)		1,065,766

MONEY MARKET FUNDS — 4.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(c)	565,651	565,651
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	634,112	634,112
Total Money Market Funds (Cost $1,199,763)		1,199,763

Total Investments — 102.5% (Cost $18,157,559)		26,028,052
Liabilities in Excess of Other Assets — (2.5%)		(633,864)
Net Assets — 100.0%		$25,394,188

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $614,658; the aggregate market value of the collateral held by the fund is $634,112.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,762,523	$—	$—	$23,762,523
Exchange Traded Funds	1,065,766	—	—	1,065,766
Money Market Funds	1,199,763	—	—	1,199,763
Total	$26,028,052	$—	$—	$26,028,052

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.2%
Apparel	1.0
Auto Manufacturers	0.4
Banks	2.9
Building Materials	5.1
Commodity Fund	3.2
Computers	3.4
Diversified Financial Services	3.3
Entertainment	6.8
Equity Fund	1.0
Healthcare — Products	2.9
Internet	17.9
Machinery — Construction & Mining	3.5
Media	3.1
Miscellaneous Manufacturing	2.5
Pharmaceuticals	3.7
Retail	7.5
Semiconductors	13.0
Software	9.1
Venture Capital	3.3
Money Market Funds	4.7
Total Investments	102.5
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2025	Value at 6/30/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$448,500	$4,281	$(309,053)	$(197,206)	$53,478	—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 91.0%

Commercial Services — 5.0%
Target Hospitality Corp.(a)	18,822	$134,012

Entertainment — 2.3%
Monarch Casino & Resort, Inc.	720	62,237

Internet — 22.9%
Booking Holdings, Inc.	28	162,099
Expedia Group, Inc.	694	117,064
Travelzoo(a)(b)	9,068	115,436
Trip.com Group Ltd. (China)(c)	1,947	114,172
TripAdvisor, Inc.(a)	8,032	104,817
Total Internet		613,588

Leisure Time — 17.8%
Carnival Corp.(a)	4,420	124,290
Norwegian Cruise Line Holdings Ltd.(a)	5,377	109,045
Royal Caribbean Cruises Ltd.	404	126,509
Viking Holdings Ltd.(a)	2,178	116,066
Total Leisure Time		475,910

Lodging — 25.3%
Atour Lifestyle Holdings Ltd. (China)(c)	3,700	120,287
Boyd Gaming Corp.	1,630	127,515
Hilton Worldwide Holdings, Inc.	482	128,376
Hyatt Hotels Corp., Class A(b)	405	56,558
Marriott International, Inc., Class A	418	114,202
Playa Hotels & Resorts (Netherlands)(a)(d)	8,897	11,922
Travel + Leisure Co.	1,134	58,526
Wyndham Hotels & Resorts, Inc.	763	61,963
Total Lodging		679,349

REITS — 17.7%
Apple Hospitality REIT, Inc.	9,377	109,430
DiamondRock Hospitality Co.	7,578	58,047
Pebblebrook Hotel Trust	7,621	76,134
VICI Properties, Inc.	3,865	125,999
Xenia Hotels & Resorts, Inc.	8,400	105,588
Total REITS		475,198
Total Common Stocks (Cost $2,072,172)		2,440,294
Investments	Shares	Value
MONEY MARKET FUNDS — 16.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(e)	250,275	$250,275
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(e)(f)	178,514	178,514
Total Money Market Funds (Cost $428,789)		428,789

Total Investments — 107.0% (Cost $2,500,961)		2,869,083
Liabilities in Excess of Other Assets — (7.0%)		(188,385)
Net Assets — 100.0%		$2,680,698

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $168,420; the aggregate market value of the collateral held by the fund is $178,514.
(c)	American Depositary Receipt.
(d)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(e)	Rate shown reflects the 7-day yield as of June 30, 2025.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,428,372	$—	$11,922	$2,440,294
Money Market Funds	428,789	—	—	428,789
Total	$2,857,161	$—	$11,922	$2,869,083

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	5.0%
Entertainment	2.3
Internet	22.9
Leisure Time	17.8
Lodging	25.3
REITS	17.7
Money Market Funds	16.0
Total Investments	107.0
Liabilities in Excess of Other Assets	(7.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 95.9%

Building Materials — 15.4%
AZEK Co., Inc. (The)(a)	483	$26,251
Carrier Global Corp.	347	25,397
Lennox International, Inc.	43	24,649
Modine Manufacturing Co.(a)	187	18,420
SPX Technologies, Inc.(a)	139	23,308
Trane Technologies PLC	123	53,801
Total Building Materials		171,826

Commercial Services — 2.7%
Willdan Group, Inc.(a)	475	29,692

Electric — 5.9%
AES Corp. (The)	6,243	65,676

Electrical Components & Equipment — 11.3%
AMETEK, Inc.	215	38,906
Eaton Corp. PLC	119	42,482
Generac Holdings, Inc.(a)	307	43,966
Total Electrical Components & Equipment		125,354

Electronics — 7.3%
Amphenol Corp., Class A	827	81,666

Engineering & Construction — 16.1%
Comfort Systems USA, Inc.	123	65,954
Limbach Holdings, Inc.(a)	811	113,621
Total Engineering & Construction		179,575

Machinery — Construction & Mining — 9.8%
GE Vernova, Inc.	102	53,973
Vertiv Holdings Co., Class A	427	54,831
Total Machinery — Construction & Mining		108,804

Machinery — Diversified — 10.5%
Dover Corp.	163	29,866
Middleby Corp. (The)(a)	259	37,296
Rockwell Automation, Inc.	150	49,826
Total Machinery — Diversified		116,988

Miscellaneous Manufacturing — 8.8%
Carlisle Cos., Inc.	83	30,992
Illinois Tool Works, Inc.	173	42,774
Parker-Hannifin Corp.	35	24,447
Total Miscellaneous Manufacturing		98,213
Investments	Shares	Value
COMMON STOCKS (continued)

REITS — 2.9%
Digital Realty Trust, Inc.	183	$31,903

Retail — 5.2%
Ferguson Enterprises, Inc.	267	58,139
Total Common Stocks (Cost $965,930)		1,067,836

MONEY MARKET FUND — 9.7%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.19%(b) (Cost $107,657)	107,657	107,657

Total Investments — 105.6% (Cost $1,073,587)		1,175,493
Liabilities in Excess of Other Assets — (5.6%)		(62,386)
Net Assets — 100.0%		$1,113,107

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,067,836	$—	$—	$1,067,836
Money Market Fund	107,657	—	—	107,657
Total	$1,175,493	$—	$—	$1,175,493

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Building Materials	15.4%
Commercial Services	2.7
Electric	5.9
Electrical Components & Equipment	11.3
Electronics	7.3
Engineering & Construction	16.1
Machinery — Construction & Mining	9.8
Machinery — Diversified	10.5
Miscellaneous Manufacturing	8.8
REITS	2.9
Retail	5.2
Money Market Fund	9.7
Total Investments	105.6
Liabilities in Excess of Other Assets	(5.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%

Agriculture — 1.9%
Altria Group, Inc.	7,483	$438,728
Bunge Global SA	5,816	466,909
Total Agriculture		905,637

Apparel — 1.0%
Ralph Lauren Corp.	1,640	449,819

Auto Parts & Equipment — 2.9%
Allison Transmission Holdings, Inc.	4,919	467,256
Gentex Corp.	19,779	434,940
Phinia, Inc.	10,573	470,393
Total Auto Parts & Equipment		1,372,589

Biotechnology — 1.0%
Royalty Pharma PLC, Class A	13,247	477,289

Chemicals — 1.0%
CF Industries Holdings, Inc.	5,029	462,668

Commercial Services — 5.9%
Booz Allen Hamilton Holding Corp.	4,307	448,488
H&R Block, Inc.	8,000	439,120
John Wiley & Sons, Inc., Class A	10,440	465,937
Morningstar, Inc.	1,491	468,070
United Rentals, Inc.	642	483,683
Verisk Analytics, Inc.	1,499	466,938
Total Commercial Services		2,772,236

Computers — 3.0%
Amdocs Ltd.	4,964	452,915
Apple, Inc.	2,275	466,762
NetApp, Inc.	4,410	469,886
Total Computers		1,389,563

Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	5,172	470,135

Distribution/Wholesale — 1.0%
Pool Corp.(a)	1,613	470,157
Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 9.0%
Affiliated Managers Group, Inc.	2,395	$471,264
Bread Financial Holdings, Inc.	8,200	468,384
Enact Holdings, Inc.	12,800	475,520
Mastercard, Inc., Class A	809	454,609
Pagseguro Digital Ltd., Class A (Brazil)	51,440	495,882
SEI Investments Co.	5,547	498,453
SLM Corp.	14,107	462,569
Synchrony Financial	7,000	467,180
Visa, Inc., Class A	1,250	443,813
Total Diversified Financial Services		4,237,674

Electric — 1.0%
NRG Energy, Inc.	2,940	472,105

Electrical Components & Equipment — 1.0%
Belden, Inc.	4,221	488,792

Electronics — 3.1%
Atkore, Inc.	6,800	479,740
Napco Security Technologies, Inc.	16,163	479,879
Vontier Corp.	12,743	470,217
Total Electronics		1,429,836

Engineering & Construction — 3.0%
Comfort Systems USA, Inc.	866	464,358
EMCOR Group, Inc.	866	463,215
Jacobs Solutions, Inc.	3,570	469,276
Total Engineering & Construction		1,396,849

Entertainment — 1.0%
TKO Group Holdings, Inc.	2,684	488,354

Food — 1.0%
Kroger Co. (The)	6,690	479,874

Healthcare — Services — 4.0%
Chemed Corp.	959	466,966
Cigna Group (The)	1,430	472,730
Elevance Health, Inc.	1,168	454,305
HCA Healthcare, Inc.	1,202	460,486
Total Healthcare — Services		1,854,487

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance — 5.9%
American International Group, Inc.	5,261	$450,289
Essent Group Ltd.	7,700	467,621
Globe Life, Inc.	3,737	464,472
Hartford Insurance Group, Inc. (The)	3,577	453,814
MGIC Investment Corp.	17,324	482,300
RenaissanceRe Holdings Ltd. (Bermuda)	1,797	436,491
Total Insurance		2,754,987

Internet — 3.0%
Alphabet, Inc., Class A	2,700	475,821
Booking Holdings, Inc.	83	480,507
Match Group, Inc.	15,211	469,868
Total Internet		1,426,196

Iron/Steel — 1.0%
Reliance, Inc.	1,551	486,859

Leisure Time — 1.0%
Acushnet Holdings Corp.	6,480	471,874

Lodging — 4.1%
Boyd Gaming Corp.(a)	6,307	493,396
Hilton Worldwide Holdings, Inc.	1,850	492,729
Las Vegas Sands Corp.	11,047	480,655
Wyndham Hotels & Resorts, Inc.	5,794	470,531
Total Lodging		1,937,311

Machinery — Construction & Mining — 1.0%
Argan, Inc.	2,100	463,008

Machinery — Diversified — 3.0%
Albany International Corp., Class A	6,600	462,858
Otis Worldwide Corp.	4,606	456,086
Toro Co. (The)	6,650	470,022
Total Machinery — Diversified		1,388,966

Media — 1.0%
New York Times Co. (The), Class A	7,991	447,336

Mining — 1.0%
Newmont Corp.	8,070	470,158
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 5.0%
APA Corp.	26,201	$479,216
Chevron Corp.	3,318	475,105
EOG Resources, Inc.	3,920	468,871
Marathon Petroleum Corp.	2,828	469,759
Sitio Royalties Corp., Class A	25,500	468,690
Total Oil & Gas		2,361,641

Oil & Gas Services — 2.9%
Halliburton Co.	23,054	469,840
NOV, Inc.	35,248	438,133
Schlumberger NV	13,659	461,674
Total Oil & Gas Services		1,369,647

Pharmaceuticals — 1.9%
Premier, Inc., Class A(a)	19,706	432,152
Zoetis, Inc.	2,805	437,440
Total Pharmaceuticals		869,592

Real Estate — 1.0%
St Joe Co. (The)	9,900	472,230

REITS — 1.0%
Medical Properties Trust, Inc.	108,962	469,626

Retail — 10.9%
American Eagle Outfitters, Inc.	48,650	468,013
Bath & Body Works, Inc.	16,160	484,154
Dillard’s, Inc., Class A	1,146	478,833
Domino’s Pizza, Inc.	967	435,730
FirstCash Holdings, Inc.	3,560	481,098
Group 1 Automotive, Inc.	1,070	467,280
Murphy USA, Inc.	1,157	470,668
TJX Cos., Inc. (The)	3,590	443,329
Wendy’s Co. (The)(a)	40,100	457,942
Wingstop, Inc.	1,326	446,517
Yum! Brands, Inc.	3,164	468,842
Total Retail		5,102,406

Semiconductors — 5.0%
Applied Materials, Inc.	2,570	470,490
KLA Corp.	524	469,368
Lam Research Corp.	4,907	477,647
Monolithic Power Systems, Inc.	640	468,083
Skyworks Solutions, Inc.	6,300	469,476
Total Semiconductors		2,355,064

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

Software — 3.0%
Clear Secure, Inc., Class A	16,900	$469,144
Electronic Arts, Inc.	2,950	471,115
MSCI, Inc.	820	472,927
Total Software		1,413,186

Telecommunications — 2.0%
A10 Networks, Inc.	24,350	471,173
Iridium Communications, Inc.	15,460	466,428
Total Telecommunications		937,601

Transportation — 3.9%
Golden Ocean Group Ltd. (Norway)(a)	64,160	469,651
Matson, Inc.	4,030	448,740
Old Dominion Freight Line, Inc.	2,895	469,859
Scorpio Tankers, Inc. (Monaco)	11,654	456,021
Total Transportation		1,844,271
Total Common Stocks (Cost $45,644,925)		46,660,023

MONEY MARKET FUNDS — 1.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(b)	61,409	61,409
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(b)(c)	471,577	471,577
Total Money Market Funds (Cost $532,985)		532,986

Total Investments — 100.5% (Cost $46,177,910)		47,193,009
Liabilities in Excess of Other Assets — (0.5%)		(237,682)
Net Assets — 100.0%		$46,955,327

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,201,050; the aggregate market value of the collateral held by the fund is $2,274,828. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,803,251.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,660,023	$—	$—	$46,660,023
Money Market Funds	532,986	—	—	532,986
Total	$47,193,009	$—	$—	$47,193,009

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.9%
Apparel	1.0
Auto Parts & Equipment	2.9
Biotechnology	1.0
Chemicals	1.0
Commercial Services	5.9
Computers	3.0
Cosmetics/Personal Care	1.0
Distribution/Wholesale	1.0
Diversified Financial Services	9.0
Electric	1.0
Electrical Components & Equipment	1.0
Electronics	3.1
Engineering & Construction	3.0
Entertainment	1.0
Food	1.0
Healthcare — Services	4.0
Insurance	5.9
Internet	3.0
Iron/Steel	1.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Leisure Time	1.0%
Lodging	4.1
Machinery — Construction & Mining	1.0
Machinery — Diversified	3.0
Media	1.0
Mining	1.0
Oil & Gas	5.0
Oil & Gas Services	2.9
Pharmaceuticals	1.9
Real Estate	1.0
REITS	1.0
Retail	10.9
Semiconductors	5.0
Software	3.0
Telecommunications	2.0
Transportation	3.9
Money Market Funds	1.1
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments

June 30, 2025

Investments	Shares	Value
MONEY MARKET FUND — 3.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(a) (Cost $316,627)	316,627	$316,627

Total Investments — 3.1% (Cost $316,627)		316,627
Other Assets in Excess of Liabilities — 96.9%		10,012,495
Net Assets — 100.0%		$10,329,122

OBFR — Overnight Bank Funding Rate

(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$316,627	$—	$—	$316,627
Swaps†	—	—	—	—
Total	$316,627	$—	$—	$316,627

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$—	$(64,563)	$—	$(64,563)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	3.1%
Total Investments	3.1
Other Assets in Excess of Liabilities	96.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

June 30, 2025

Total return swap contracts outstanding as of June 30, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	$13,191,108	$13,126,545	$(64,563)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	6,699,800	6,699,800	—
Net Unrealized Depreciation						$(64,563)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2025, cash in the amount of $10,287,160 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 89.4%

Biotechnology — 61.1%
ATAI Life Sciences NV (Germany)(a)(b)	389,762	$853,579
Bright Minds Biosciences, Inc. (Canada)(b)	14,481	378,099
Clearmind Medicine, Inc. (Canada)†(a)(b)	205,933	181,839
Cybin, Inc. (Canada)(b)	88,383	741,533
Enveric Biosciences, Inc.†(a)(b)	103,679	125,452
GH Research PLC (Ireland)(b)	38,256	466,341
Incannex Healthcare, Inc.(b)	343,954	74,191
Mind Medicine MindMed, Inc.(a)(b)	109,593	711,258
Neuphoria Therapeutics, Inc.(b)	67,733	480,904
NRX Pharmaceuticals, Inc.(a)(b)	263,797	859,978
Pasithea Therapeutics Corp.(b)	193,547	139,605
Psyence Biomedical Ltd. (Canada)†(b)	4,448	23,708
Sage Therapeutics, Inc.(b)	83,642	762,815
Silo Pharma, Inc.(b)	184,236	116,069
Vistagen Therapeutics, Inc.(b)	203,114	406,228
Total Biotechnology		6,321,599

Healthcare — Services — 5.0%
Neuronetics, Inc.(a)(b)	130,534	455,564
Numinus Wellness, Inc. (Canada)(b)	3,391,317	68,844
Total Healthcare — Services		524,408

Pharmaceuticals — 23.3%
Alkermes PLC(b)	16,675	477,072
Compass Pathways PLC (United Kingdom)(a)(b)(c)	173,541	485,915
Neurocrine Biosciences, Inc.(b)	3,666	460,779
Quantum BioPharma Ltd. (Canada)(a)(b)	36,990	749,047
Relmada Therapeutics, Inc.(b)	396,514	238,027
Unbuzzd Wellness, Inc. (Canada)(b)	263,236	0
Total Pharmaceuticals		2,410,840
Total Common Stocks (Cost $10,656,010)		9,256,847
Investments	Shares	Value
MONEY MARKET FUNDS — 23.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(d)	1,103,247	$1,103,247
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	1,343,448	1,343,448
Total Money Market Funds (Cost $2,446,695)		2,446,695

Total Investments — 113.1% (Cost $13,102,705)		11,703,542
Liabilities in Excess of Other Assets — (13.1%)		(1,353,654)
Net Assets — 100.0%		$10,349,888

PLC — Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,279,847; the aggregate market value of the collateral held by the fund is $1,343,448.
(b)	Non-income producing security.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of June 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,256,847	$—	$—	$9,256,847
Money Market Funds	2,446,695	—	—	2,446,695
Total	$11,703,542	$—	$—	$11,703,542

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	61.1%
Healthcare — Services	5.0
Pharmaceuticals	23.3
Money Market Funds	23.7
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2025	Value at 6/30/2025	Dividend Income
Clearmind Medicine, Inc.*	$216,117	$284,532	$(148,633)	$(389,380)	$219,203	205,933	$181,839	$—
Enveric Biosciences, Inc.*	196,569	301,483	(47,943)	(278,180)	(46,477)	103,679	125,452	—
Lucy Scientific Discovery, Inc.	65,862	31	(81)	(625,186)	559,374	—	—	—
Psyence Biomedical Ltd.*	138,913	392,124	(92,137)	(34,654)	(380,538)	4,448	23,708	—
Total	$617,461	$978,170	$(288,794)	$(1,327,400)	$351,562	314,060	$330,999	$—

*	Security was not an affiliated company in prior year end; therefore, the change in unrealized gain (loss) will not match the Statement of Operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 65.3%

Agriculture — 15.0%
Village Farms International, Inc. (Canada)(a)	3,368,688	$3,705,557

Distributors — 13.8%
High Tide, Inc. (Canada)(a)(b)	1,475,990	3,394,777

Pharmaceuticals — 32.4%
Aurora Cannabis, Inc. (Canada)(a)(b)	50,380	213,611
Cannara Biotech, Inc. (Canada)(a)(b)	221,700	229,093
Canopy Growth Corp. (Canada)(a)(b)	92,162	112,438
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	857,388	1,166,048
Charlottes Web Holdings, Inc.(a)(b)	2,039,555	186,841
Cronos Group, Inc. (Canada)(a)	591,068	1,128,940
Flora Growth Corp. (Canada)(a)	70,960	41,157
Fluent Corp.(a)	6,194,547	309,727
IM Cannabis Corp. (Canada)(a)	104,875	260,090
Intercure Ltd. (Israel)(a)	108,884	160,059
Jazz Pharmaceuticals PLC(a)	10,340	1,097,281
Organigram Global, Inc. (Canada)(a)(b)	802,394	1,083,232
PharmaCielo Ltd. (Canada)(a)	343,171	16,347
Rubicon Organics, Inc. (Canada)(a)	1,417,035	453,451
SNDL, Inc. (Canada)(a)	1,084,332	1,312,042
Tilray Brands, Inc. (Canada)(a)(b)	491,535	203,692
Total Pharmaceuticals		7,974,049

REITS — 4.1%
Advanced Flower Capital Inc	67,446	302,158
Chicago Atlantic Real Estate Finance, Inc.	52,011	726,074
Total REITS		1,028,232

Specialty Retail — 0.0%**
Ispire Technology, Inc.(a)(b)	5,050	12,928
Total Common Stocks (Cost $56,612,165)		16,115,543

EXCHANGE TRADED FUND — 31.9%

Equity Fund — 31.9%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $37,634,249)	3,259,493	7,855,378
Investments	Shares	Value
MONEY MARKET FUNDS — 8.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(c)	687,248	$687,248
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	1,454,624	1,454,624
Total Money Market Funds (Cost $2,141,872)		2,141,872

Total Investments — 105.9% (Cost $96,388,286)		26,112,793
Liabilities in Excess of Other Assets — (5.9%)		(1,463,336)
Net Assets — 100.0%		$24,649,457

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

**	Less than 0.05%.
†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,514,815; the aggregate market value of the collateral held by the fund is $1,570,159. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $115,535.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,099,196	$16,347	$—	$16,115,543
Exchange Traded Fund	7,855,378	—	—	7,855,378
Money Market Funds	2,141,872	—	—	2,141,872
Total	$26,096,446	$16,347	$—	$26,112,793

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	15.0%
Distributors	13.8
Equity Fund	31.9
Pharmaceuticals	32.4
REITS	4.1
Specialty Retail	0.0 **
Money Market Funds	8.7
Total Investments	105.9
Liabilities in Excess of Other Assets	(5.9)
Net Assets	100.0%

**	Less than 0.05%.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2025	Value at 6/30/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$16,403,206	$5,338,254	$(71,328)	$(213,618)	$(13,601,136)	3,259,493	$7,855,378	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 6.0%

Pharmaceuticals — 6.0%
Curaleaf Holdings, Inc.(a)	13,236,000	$11,160,595
Fluent Corp.(a)	5,163,788	258,189
Hempfusion Wellness, Inc. (Canada)(a)(b)	2,388,103	0
TerrAscend Corp. (Canada)†(a)	26,311,924	7,338,396
Total Pharmaceuticals		18,757,180
Total Common Stocks (Cost $110,551,019)		18,757,180

MONEY MARKET FUND — 10.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.20%(c) (Cost $34,172,546)	34,172,546	34,172,546

Total Investments — 16.9% (Cost $144,723,565)		52,929,726
Other Assets in Excess of Liabilities — 83.1%		261,873,417
Net Assets — 100.0%		$314,803,143

OBFR — Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$18,757,180	$—	$—	*	$18,757,180
Money Market Fund	34,172,546	—	—		34,172,546
Swaps†	—	4,979,596	—		4,979,596
Total	$52,929,726	$4,979,596	$—	*	$57,909,322

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(7,111,685)	$—	$(7,111,685)

*	Less than $1
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Pharmaceuticals	6.0%
Money Market Fund	10.9
Total Investments	16.9
Other Assets in Excess of Liabilities	83.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2025

Total return swap contracts outstanding as of June 30, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	OBFR + 2.00%	Monthly	11/20/2026	$10,868	$10,831	$(37)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	741,199	737,180	(4,019)
AYR Rights Offering	OBFR + 2.00%	Monthly	3/01/2026	52,850	33,499	(19,351)
AYR Rights Offering	OBFR + 4.00%	Monthly	3/01/2026	34,053	25,989	(8,064)
AYR Wellness	OBFR + 4.00%	Monthly	11/20/2026	777,882	906,000	128,118
AYR Wellness	OBFR + 2.00%	Monthly	11/20/2026	617,821	616,171	(1,650)
AYR Wellness	OBFR + 4.00%	Monthly	11/20/2026	1,744,225	1,090,000	(654,225)
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	1,381,949	1,374,620	(7,329)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	541,736	748,125	206,389
Columbia Care ORD	OBFR + 4.00%	Monthly	9/02/2026	535,857	671,840	135,983
Columbia Care ORD	OBFR + 2.00%	Monthly	9/02/2026	1,746,915	1,738,036	(8,879)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,936,376	5,085,630	(850,746)
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	11,770,805	11,700,988	(69,817)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	2,744,603	1,624,422	(1,120,181)
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	2,728,691	2,529,600	(199,091)
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	30,655,747	30,502,644	(153,103)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,209,395	8,140,500	1,931,105
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	15,388,179	15,312,558	(75,621)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	3,998,964	4,974,750	975,786
Gold Flora Corp	OBFR + 2.00%	Monthly	9/22/2026	175,646	—	(175,646)
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	86,690,872	86,272,511	(418,361)
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	15,129,260	16,199,400	1,070,140
Green Thumb Industries SUB VOT ORD	OBFR + 4.00%	Monthly	9/02/2026	1,386,793	1,366,381	(20,412)
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,588,379	1,473,120	(115,259)
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	189,863	189,011	(852)
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	1,980,821	2,512,896	532,075
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	5,131,219	5,107,436	(23,783)
Lowell Farms ORD	OBFR + 2.00%	Monthly	11/20/2026	9,009	8,976	(33)
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	343,603	341,483	(2,120)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	990,352	745,125	(245,227)
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	2,545,237	2,530,948	(14,289)
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,781,536	1,377,515	(404,021)
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	2,677,086	2,659,581	(17,505)
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	47,783,034	47,527,926	(255,108)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	14,263,337	14,250,000	(13,337)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	10,052,651	8,303,000	(1,749,651)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	634,994	632,554	(2,440)
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2025	4,717,449	4,382,400	(335,049)
Verano Holdings ORD	OBFR + 4.00%	Monthly	11/20/2026	905,034	840,000	(65,034)
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	11,229,840	11,157,057	(72,783)
Vireo Health International ORD	OBFR + 2.00%	Monthly	11/20/2026	2,054,926	2,046,264	(8,662)
Net Unrealized Depreciation						$(2,132,089)

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2025

CF Secured, Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2025, cash in the amount of $265,770,967 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2025	Value at 6/30/2025	Dividend Income
TerrAscend Corp.	$32,548,937	$3,369,717	$(620,817)	$(288,142)	$(27,671,299)	26,311,924	$7,338,396	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.8%

Commodity Fund — 17.4%
SPDR Gold Shares(a)	14,529	$4,428,875

Equity Fund — 80.4%
Communication Services Select Sector SPDR Fund	20,468	2,221,392
Consumer Discretionary Select Sector SPDR Fund(b)	16,400	3,564,212
Industrial Select Sector SPDR Fund(b)	15,996	2,359,730
iShares Russell 2000 Growth ETF	7,400	2,115,364
iShares U.S. Technology ETF	29,168	5,053,939
Technology Select Sector SPDR Fund(b)	20,029	5,071,944
Total Equity Fund		20,386,581
Total Exchange Traded Funds (Cost $20,685,360)		24,815,456

MONEY MARKET FUNDS — 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	181,799	181,799
Fidelity Investments Money Market Government Portfolio — Class I, 4.23%(c)	615,731	615,731
Total Money Market Funds (Cost $797,530)		797,530

Total Investments — 101.0% (Cost $21,482,890)		25,612,986
Liabilities in Excess of Other Assets — (1.0%)		(245,855)
Net Assets — 100.0%		$25,367,131

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,827,670; the aggregate market value of the collateral held by the fund is $5,959,985. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,778,186.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,815,456	$—	$—	$24,815,456
Money Market Funds	797,530	—	—	797,530
Total	$25,612,986	$—	$—	$25,612,986

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	17.4%
Equity Fund	80.4
Money Market Funds	3.2
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
MONEY MARKET FUNDS — 146.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.15%(a)(b)	61,641,554	$61,641,554
Fidelity Institutional Money Market Government Portfolio — Class III, 3.98%(a)	5,106,642	5,106,642
Total Money Market Funds (Cost $66,748,196)		66,748,196
Total Investments Before Securities Sold, Not Yet Purchased (Cost $66,748,196)		66,748,196

Securities Sold, Not Yet Purchased — (98.5)%(c)

EXCHANGE TRADED FUND — (2.2)%

Equity Fund — (2.2)%
SPDR S&P Homebuilders ETF (Cost $(932,490))	(10,000)	(985,700)

COMMON STOCKS — (96.3)%

Advertising — (5.1)%
Interpublic Group of Cos., Inc. (The)	(22,000)	(538,560)
Omnicom Group, Inc.	(15,000)	(1,079,100)
WPP PLC (United Kingdom)(d)	(20,000)	(700,200)
Total Advertising		(2,317,860)

Auto Parts & Equipment — (2.2)%
Aptiv PLC (Jersey Island)(e)	(15,000)	(1,023,300)

Banks — (8.4)%
Bank OZK	(20,000)	(941,200)
Comerica, Inc.	(15,000)	(894,750)
Synovus Financial Corp.	(20,000)	(1,035,000)
Western Alliance Bancorp	(12,000)	(935,760)
Total Banks		(3,806,710)

Beverages — (1.5)%
Diageo PLC (United Kingdom)(d)	(7,000)	(705,880)

Building Materials — (1.5)%
Lennox International, Inc.	(1,200)	(687,888)

Chemicals — (4.3)%
Albemarle Corp.	(10,000)	(626,700)
Axalta Coating Systems Ltd.(e)	(22,000)	(653,180)
Sherwin-Williams Co. (The)	(2,000)	(686,720)
Total Chemicals		(1,966,600)

Commercial Services — (0.9)%
Kforce, Inc.	(10,000)	(411,300)
Investments	Shares	Value
COMMON STOCKS (continued)

Computers — (5.9)%
Apple, Inc.	(9,000)	$(1,846,530)
Insight Enterprises, Inc.(e)	(6,000)	(828,510)
Total Computers		(2,675,040)

Diversified Financial Services — (3.2)%
Credit Acceptance Corp.(e)	(1,758)	(895,578)
Western Union Co. (The)	(65,000)	(547,300)
Total Diversified Financial Services		(1,442,878)

Electric — (1.2)%
PG&E Corp.	(40,000)	(557,600)

Entertainment — (3.5)%
Caesars Entertainment, Inc.(e)	(30,000)	(851,700)
Six Flags Entertainment Corp.(e)	(25,000)	(760,750)
Total Entertainment		(1,612,450)

Healthcare — Products — (1.8)%
Glaukos Corp.(e)	(8,000)	(826,320)

Home Builders — (1.4)%
DR Horton, Inc.	(5,000)	(644,600)

Home Furnishings — (2.0)%
Whirlpool Corp.	(9,000)	(912,780)

Household Products/Wares — (1.9)%
Avery Dennison Corp.	(5,000)	(877,350)

Insurance — (1.9)%
Trupanion, Inc.(e)	(15,554)	(860,914)

Internet — (4.0)%
CDW Corp.	(4,500)	(803,655)
Expedia Group, Inc.	(6,000)	(1,012,080)
Total Internet		(1,815,735)

Leisure Time — (3.2)%
Brunswick Corp.	(12,000)	(662,880)
Viking Holdings Ltd.(e)	(15,000)	(799,350)
Total Leisure Time		(1,462,230)

Machinery — Diversified — (1.9)%
Nordson Corp.	(4,000)	(857,480)

Metal Fabricate / Hardware — (2.0)%
Advanced Drainage Systems, Inc.	(8,000)	(918,880)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

REITS — (6.6)%
CubeSmart	(15,000)	$(637,500)
Digital Realty Trust, Inc.	(5,000)	(871,650)
Kimco Realty Corp.	(30,000)	(630,600)
Realty Income Corp.	(15,000)	(864,150)
Total REITS		(3,003,900)

Retail — (13.3)%
AutoNation, Inc.(e)	(4,500)	(893,925)
Best Buy Co, Inc.	(12,000)	(805,560)
CarMax, Inc.(e)	(20,000)	(1,344,200)
Genuine Parts Co.	(8,000)	(970,480)
Lithia Motors, Inc.	(3,000)	(1,013,460)
Penske Automotive Group, Inc.	(6,000)	(1,030,860)
Total Retail		(6,058,485)

Semiconductors — (8.1)%
Impinj, Inc.(e)	(7,500)	(833,025)
KLA Corp.	(1,000)	(895,740)
Lam Research Corp.	(10,000)	(973,400)
Synaptics, Inc.(e)	(15,000)	(972,300)
Total Semiconductors		(3,674,465)

Software — (6.6)%
Akamai Technologies, Inc.(e)	(9,000)	(717,840)
nCino, Inc.(e)	(22,000)	(615,340)
SentinelOne, Inc., Class A(e)	(40,000)	(731,200)
Workiva, Inc.(e)	(14,000)	(958,300)
Total Software		(3,022,680)

Telecommunications — (2.0)%
Extreme Networks, Inc.(e)	(50,000)	(897,500)

Transportation — (1.9)%
Star Bulk Carriers Corp. (Greece)	(50,000)	(862,500)
Total Common Stocks (Cost $(40,885,520))		(43,903,325)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(41,818,010)]		(44,889,025)

Total Investments — 47.9% (Cost $24,930,186)		21,859,171
Other Assets in Excess of Liabilities — 52.1%		23,735,553
Net Assets — 100.0%		$45,594,724

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of June 30, 2025 cash in the amount of $23,716,491 has been segregated as collateral from the broker for securities sold short.
(d)	American Depositary Receipt.
(e)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$66,748,196	$—	$—	$66,748,196

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(985,700)	$—	$—	$(985,700)
Common Stocks	(43,903,325)	—	—	(43,903,325)
Total	$(44,889,025)	$—	$—	$(44,889,025)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	(5.1)%
Auto Parts & Equipment	(2.2)
Banks	(8.4)
Beverages	(1.5)
Building Materials	(1.5)
Chemicals	(4.3)
Commercial Services	(0.9)
Computers	(5.9)
Diversified Financial Services	(3.2)
Electric	(1.2)
Entertainment	(3.5)
Equity Fund	(2.2)
Healthcare — Products	(1.8)
Home Builders	(1.4)
Home Furnishings	(2.0)
Household Products/Wares	(1.9)
Insurance	(1.9)
Internet	(4.0)
Leisure Time	(3.2)
Machinery — Diversified	(1.9)
Metal Fabricate / Hardware	(2.0)
REITS	(6.6)
Retail	(13.3)
Semiconductors	(8.1)
Software	(6.6)
Telecommunications	(2.0)
Transportation	(1.9)
Money Market Funds	146.4
Total Investments	47.9
Other Assets in Excess of Liabilities	52.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 93.0%

Food — 11.0%
Nathan’s Famous, Inc.	2,100	$232,218
US Foods Holding Corp.(a)	2,209	170,115
Total Food		402,333

Food Service — 2.2%
Aramark	1,895	79,344

Internet — 4.4%
DoorDash, Inc., Class A(a)	656	161,711

Retail — 75.4%
BJ’s Restaurants, Inc.(a)	2,700	120,420
Brinker International, Inc.(a)	1,371	247,233
Cava Group, Inc.(a)	409	34,450
Cheesecake Factory, Inc. (The)(b)	3,335	208,971
Chipotle Mexican Grill, Inc.(a)	2,132	119,712
Cracker Barrel Old Country Store, Inc.	2,700	164,916
Darden Restaurants, Inc.	993	216,444
Dine Brands Global, Inc.	4,474	108,853
Domino’s Pizza, Inc.	348	156,809
Dutch Bros, Inc., Class A(a)	2,152	147,132
El Pollo Loco Holdings, Inc.(a)	14,739	162,276
McDonald’s Corp.	172	50,253
ONE Group Hospitality, Inc. (The)(a)	42,000	170,100
Potbelly Corp.(a)	8,500	104,125
Red Robin Gourmet Burgers, Inc.(a)	30,000	173,700
Shake Shack, Inc., Class A(a)	635	89,281
Sweetgreen, Inc., Class A(a)(b)	2,382	35,444
Texas Roadhouse, Inc.	935	175,228
Wingstop, Inc.	255	85,869
Yum China Holdings, Inc. (China)	1,461	65,321
Yum! Brands, Inc.	824	122,100
Total Retail		2,758,637
Total Common Stocks (Cost $2,736,424)		3,402,025
Investments	Shares	Value
MONEY MARKET FUNDS — 11.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(c)	203,600	$203,600
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	207,518	207,518
Total Money Market Funds (Cost $411,118)		411,118

Total Investments — 104.3% (Cost $3,147,542)		3,813,143
Liabilities in Excess of Other Assets — (4.3%)		(156,747)
Net Assets — 100.0%		$3,656,396

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $239,503; the aggregate market value of the collateral held by the fund is $239,914. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $32,396.
(c)	Rate shown reflects the 7-day yield as of June 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,402,025	$—	$—	$3,402,025
Money Market Funds	411,118	—	—	411,118
Total	$3,813,143	$—	$—	$3,813,143

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Food	11.0%
Food Service	2.2
Internet	4.4
Retail	75.4
Money Market Funds	11.3
Total Investments	104.3
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.4%

Commodity Fund — 2.0%
iShares Gold Trust(a)	20,861	$1,300,892

Debt Fund — 27.1%
iShares Core Total USD Bond Market ETF(b)(c)	248,812	11,502,579
iShares MBS ETF	29,404	2,760,742
iShares U.S. Treasury Bond ETF	157,523	3,619,878
Total Debt Fund		17,883,199

Equity Fund — 69.3%
iShares MSCI EAFE ETF(b)	76,459	6,834,670
iShares MSCI Emerging Markets ETF(b)	65,865	3,177,328
iShares Russell Mid-Cap Growth ETF(b)	23,388	3,243,448
iShares U.S. Equity Factor Rotation Active ETF	99,527	5,420,240
SPDR S&P 500 ETF Trust(c)	43,664	26,977,802
Total Equity Fund		45,653,488
Total Exchange Traded Funds (Cost $52,613,333)		64,837,579

MONEY MARKET FUNDS — 13.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 4.34%(d)	1,242,301	1,242,301
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 4.29%(d)(e)	7,432,265	7,432,265
Total Money Market Funds (Cost $8,674,566)		8,674,566
	Notional Amount	Contracts
PURCHASED PUT OPTION — 0.0%**
SPDR S&P 500 ETF Trust, expiring 09/19/25, Strike Price $470.00 (Cost $41,168)	$6,392,000	136	$15,436
Total Investments Before Written Options — 111.5% (Cost $61,329,067)			73,527,581

WRITTEN CALL OPTION — (0.2)%
SPDR S&P 500 ETF Trust, expiring 07/18/25, Strike Price $623.00 [Premium Received $(29,902)]	(17,693,200)	(284)	(143,278)

Total Investments — 111.3% (Cost $61,299,165)			73,384,303
Liabilities in Excess of Other Assets — (11.3%)			(7,477,521)
Net Assets — 100.0%			$65,906,782

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,432,226; the aggregate market value of the collateral held by the fund is $12,686,250. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,253,985.
(c)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,330,043 as of June 30, 2025.
(d)	Rate shown reflects the 7-day yield as of June 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$64,837,579	$—	$—	$64,837,579
Money Market Funds	8,674,566	—	—	8,674,566
Purchased Put Option	15,436	—	—	15,436
Total	$73,527,581	$—	$—	$73,527,581

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(143,278)	$—	$—	$(143,278)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	2.0%
Debt Fund	27.1
Equity Fund	69.3
Purchased Put Option	0.0 **
Written Call Option	(0.2)
Money Market Funds	13.1
Total Investments	111.3
Liabilities in Excess of Other Assets	(11.3)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 96.2%

Agriculture — 25.8%
Altria Group, Inc.	6,042	$354,242
British American Tobacco PLC (United Kingdom)(a)	7,048	333,582
Imperial Brands PLC (United Kingdom)(a)(b)	8,500	335,410
Philip Morris International, Inc.	1,694	308,528
Turning Point Brands, Inc.	3,249	246,177
Universal Corp.	5,500	320,320
Total Agriculture		1,898,259

Auto Manufacturers — 4.9%
Ferrari NV (Italy)(b)	740	363,148

Beverages — 4.5%
Monster Beverage Corp.(c)	5,300	331,992

Computers — 4.8%
PlayAGS, Inc.(c)	28,000	349,720

Entertainment — 13.3%
Accel Entertainment, Inc.(c)	30,942	364,188
Flutter Entertainment PLC (United Kingdom)(c)	1,042	297,762
Monarch Casino & Resort, Inc.	3,678	317,926
Total Entertainment		979,876

Internet — 12.4%
Bilibili, Inc. (China)(a)(c)	15,800	338,910
Gambling.com Group Ltd. (Malta)(c)	25,520	303,433
Sea Ltd. (Singapore)(a)(c)	1,680	268,699
Total Internet		911,042

Lodging — 9.0%
Boyd Gaming Corp.	4,088	319,804
Melco Resorts & Entertainment Ltd. (Hong Kong)(a)(c)	46,800	338,364
Total Lodging		658,168

REITS — 4.6%
VICI Properties, Inc.	10,298	335,715

Semiconductors — 4.6%
NVIDIA Corp.	2,148	339,362

Software — 12.3%
GDEV, Inc. (Cyprus)	10,197	160,195
Inspired Entertainment, Inc.(c)	45,666	373,091
NetEase, Inc. (China)(a)	2,758	371,172
Total Software		904,458
Total Common Stocks (Cost $6,095,250)		7,071,740
Investments	Shares	Value
MONEY MARKET FUNDS — 17.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.16%(d)	298,739	$298,739
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	992,459	992,459
Total Money Market Funds (Cost $1,291,198)		1,291,198

Total Investments — 113.7% (Cost $7,386,448)		8,362,938
Liabilities in Excess of Other Assets — (13.7%)		(1,010,906)
Net Assets — 100.0%		$7,352,032

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $978,782; the aggregate market value of the collateral held by the fund is $992,459.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of June 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

June 30, 2025

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,071,740	$—	$—	$7,071,740
Money Market Funds	1,291,198	—	—	1,291,198
Total	$8,362,938	$—	$—	$8,362,938

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	25.8%
Auto Manufacturers	4.9
Beverages	4.5
Computers	4.8
Entertainment	13.3
Internet	12.4
Lodging	9.0
REITS	4.6
Semiconductors	4.6
Software	12.3
Money Market Funds	17.5
Total Investments	113.7
Liabilities in Excess of Other Assets	(13.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2025

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$41,292,226	$39,833,739	$109,204,074	$27,582,802
Investments in Affiliates, at Cost (Note 8)	—	38,079,709	—	—
Total Cost of Investments	41,292,226	77,913,448	109,204,074	27,582,802
Investments, at Market Value (including securities on loan) (Note 2)(a)	51,687,964	44,381,472	118,203,551	27,582,802
Investments in Affiliates, at Market Value (Note 8)	—	38,800,240	—	—
Total Market Value of Investments	51,687,964	83,181,712	118,203,551	27,582,802
Dividends and Interest Receivable	49,404	4,670	3,667	130,330
Reclaim Receivable	28,936	—	—	—
Prepaid Expenses	2,030	2,364	1,601	1,176
Total Assets	51,768,334	83,188,746	118,208,819	27,714,308
LIABILITIES
Cash collateral for securities on loan(b)	4,829,791	970,003	1,725,389	—
Advisory Fees Payable	30,931	49,532	67,575	4,162
Accounting & Administration Fees Payable	13,340	13,536	13,255	13,314
Audit & Tax Fees Payable	19,850	19,350	19,350	19,350
Trustee Fees Payable	87	239	255	141
Securities Sold, Not Yet Purchased(c)	—	—	—	12,061,752
Custody Fees Payable	3,479	5,147	4,910	2,843
Legal Fees Payable	557	1,344	792	218
Reports to Shareholders Fees Payable	1,068	1,586	1,520	716
CCO Fees Payable	407	558	756	99
Due to Custodian	295	1,345	—	—
Due to Broker	—	—	—	3,026,263
Interest Rebate	—	—	—	62,863
Dividend Expense	—	—	—	8,964
Accrued Expenses	2,561	7,508	7,648	397
Total Liabilities	4,902,366	1,070,148	1,841,450	15,201,082
NET ASSETS	$46,865,968	$82,118,598	$116,367,369	$12,513,226
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$90,198,429	$97,011,192	$108,522,045	$102,612,711
Total Distributable Earnings / Accumulated (Loss)	(43,332,461)	(14,892,594)	7,845,324	(90,099,485)
NET ASSETS	$46,865,968	$82,118,598	$116,367,369	$12,513,226
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	595,000	1,975,000	2,290,000	1,690,000
Net Asset Value (NAV) Per Share	$78.77	$41.58	$50.82	$7.40

(a) Market value of securities on loan	$7,173,178	$961,280	$1,709,877	$—
(b) Non-cash collateral for securities on loan	$2,596,711	$—	$—	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$15,091,015

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2025

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF
ASSETS
Investments, at Cost	$160,793,755	$18,157,559	$2,500,961	$1,073,587
Total Cost of Investments	160,793,755	18,157,559	2,500,961	1,073,587
Investments, at Market Value (including securities on loan) (Note 2)(a)	194,433,260	26,028,052	2,869,083	1,175,493
Total Market Value of Investments	194,433,260	26,028,052	2,869,083	1,175,493
Dividends and Interest Receivable	68,124	6,833	5,744	635
Receivable from Securities Sold	—	242,335	—	54,637
Reclaim Receivable	—	3,365	—	—
Due from Investment Advisor	—	—	1,274	16,814
Prepaid Expenses	2,234	201	4,219	—
Total Assets	194,503,618	26,280,786	2,880,320	1,247,579
LIABILITIES
Cash collateral for securities on loan	1,960,386	634,112	178,514	—
Advisory Fees Payable	72,342	6,367	—	—
Accounting & Administration Fees Payable	16,945	13,750	629	4,739
Audit & Tax Fees Payable	19,650	19,350	19,350	19,634
Trustee Fees Payable	269	352	136	1,234
Payable for Securities Purchased	—	208,857	—	51,670
Custody Fees Payable	5,330	1,349	326	1,819
Legal Fees Payable	798	299	52	34,981
Exchange Listing Fees Payable	—	—	—	8,500
Reports to Shareholders Fees Payable	6,906	1,442	504	2,000
CCO Fees Payable	1,205	318	35	1,001
Accrued Expenses	2,539	402	76	8,894
Total Liabilities	2,086,370	886,598	199,622	134,472
NET ASSETS	$192,417,248	$25,394,188	$2,680,698	$1,113,107
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$160,878,355	$27,817,605	$3,532,015	$1,024,610
Total Distributable Earnings / Accumulated (Loss)	31,538,893	(2,423,417)	(851,317)	88,497
NET ASSETS	$192,417,248	$25,394,188	$2,680,698	$1,113,107
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,750,000	1,065,000	85,000	40,000
Net Asset Value (NAV) Per Share	$69.97	$23.84	$31.54	$27.83

(a) Market value of securities on loan	$1,950,378	$614,658	$168,420	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2025

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
ASSETS
Investments, at Cost	$46,177,910	$316,627	$11,508,896	$58,754,037
Investments in Affiliates, at Cost (Note 8)	—	—	1,593,809	37,634,249
Total Cost of Investments	46,177,910	316,627	13,102,705	96,388,286
Investments, at Market Value (including securities on loan) (Note 2)(a)	47,193,009	316,627	11,372,543	18,257,415
Investments in Affiliates, at Market Value (Note 8)	—	—	330,999	7,855,378
Total Market Value of Investments	47,193,009	316,627	11,703,542	26,112,793
Cash	237,875	107	—	2,400
Cash collateral held at brokers	—	10,287,160	—	—
Dividends and Interest Receivable	39,387	32,253	12,486	42,246
Receivable from Securities Sold	7,970,908	—	—	—
Reclaim Receivable	690	—	—	—
Due from Investment Advisor	—	5,628	—	3,988
Prepaid Expenses	1,725	3,281	5,203	2,132
Total Assets	55,443,594	10,645,056	11,721,231	26,163,559
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	—	64,563	—	—
Cash collateral for securities on loan(b)	471,577	—	1,343,448	1,454,624
Advisory Fees Payable	24,100	—	4,145	—
Accounting & Administration Fees Payable	13,561	14,027	699	12,844
Audit & Tax Fees Payable	19,850	19,350	19,350	19,850
Trustee Fees Payable	203	406	127	256
Payable for Securities Purchased	7,951,928	31,676	—	—
Custody Fees Payable	3,381	819	578	531
Legal Fees Payable	724	3,768	150	1,252
Reports to Shareholders Fees Payable	1,164	3,791	2,562	23,868
CCO Fees Payable	425	117	57	196
Due to Custodian — Foreign Currency	—	—	—	3
Due to Broker	—	177,228	—	—
Accrued Expenses	1,354	189	227	678
Total Liabilities	8,488,267	315,934	1,371,343	1,514,102
NET ASSETS	$46,955,327	$10,329,122	$10,349,888	$24,649,457
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$61,607,943	$136,154,329	$22,739,184	$309,540,085
Total Distributable Earnings / Accumulated (Loss)	(14,652,616)	(125,825,207)	(12,389,296)	(284,890,628)
NET ASSETS	$46,955,327	$10,329,122	$10,349,888	$24,649,457
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	400,000	3,688,475	749,976	13,015,000
Net Asset Value (NAV) Per Share	$117.39	$2.80	$13.80	$1.89

(a) Market value of securities on loan	$2,201,050	$—	$1,279,847	$1,514,815
(b) Non-cash collateral for securities on loan	$1,803,251	$—	$—	$115,535

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(a)	Market value of securities on loan
(b)	Non-cash collateral for securities on loan

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2025

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
ASSETS
Investments, at Cost	$98,545,966	$21,482,890	$66,748,196	$3,147,542
Investments in Affiliates, at Cost (Note 8)	46,177,599	—	—	—
Total Cost of Investments	144,723,565	21,482,890	66,748,196	3,147,542
Investments, at Market Value (including securities on loan) (Note 2)(a)	45,591,330	25,612,986	66,748,196	3,813,143
Investments in Affiliates, at Market Value (Note 8)	7,338,396	—	—	—
Total Market Value of Investments	52,929,726	25,612,986	66,748,196	3,813,143
Cash	—	—	—	—
Cash collateral held at brokers	265,770,967	—	23,716,491	—
Unrealized Appreciation on OTC Swap Contracts	4,979,596	—	—	—
Dividends and Interest Receivable	922,500	2,458	225,293	4,963
Receivable from Securities Sold	—	4,225,414	—	62,022
Due from Investment Advisor (Note 7)	—	275,817	—	666
Prepaid Expenses	3,992	2,001	1,755	4,013
Total Assets	324,606,781	30,118,676	90,691,735	3,884,807
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	7,111,685	—	—	—
Cash collateral for securities on loan(b)	—	181,799	—	207,518
Advisory Fees Payable	161,068	18,309	57,412	—
Tax Expense (Note 7)	—	275,817	—	—
Accounting & Administration Fees Payable	56,121	12,774	13,391	432
Audit & Tax Fees Payable	19,850	19,650	20,250	19,350
Trustee Fees Payable	3,287	166	476	128
Securities Sold, Not Yet Purchased(c)	—	—	44,889,025	—
Payable for Securities Purchased	—	4,237,455	—	—
Custody Fees Payable	9,224	2,474	4,465	180
Legal Fees Payable	28,428	374	2,036	52
Reports to Shareholders Fees Payable	50,737	1,842	8,561	546
CCO Fees Payable	3,192	272	319	24
Due to Broker	2,355,301	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	93,359	—
Accrued Expenses	4,745	613	7,717	181
Total Liabilities	9,803,638	4,751,545	45,097,011	228,411
NET ASSETS	$314,803,143	$25,367,131	$45,594,724	$3,656,396
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$2,461,474,820	$24,925,937	$457,565,666	$3,824,373
Total Distributable Earnings / Accumulated (Loss)	(2,146,671,677)	441,194	(411,970,942)	(167,977)
NET ASSETS	$314,803,143	$25,367,131	$45,594,724	$3,656,396
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	132,125,000	655,000	2,697,500	120,000
Net Asset Value (NAV) Per Share	$2.38	$38.73	$16.90	$30.47

(a) Market value of securities on loan	$—	$5,827,670	$—	$239,503
(b) Non-cash collateral for securities on loan	$—	$5,778,186	$—	$32,396
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$41,818,010	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2025

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$61,329,067	$7,386,448
Total Cost of Investments	61,329,067	7,386,448
Investments, at Market Value (including securities on loan) (Note 2)(a)	73,527,581	8,362,938
Total Market Value of Investments	73,527,581	8,362,938
Cash	—	2,521
Dividends and Interest Receivable	81,231	20,616
Receivable from Securities Sold	—	36,274
Reclaim Receivable	—	1,640
Prepaid Expenses	2,204	4,628
Total Assets	73,611,016	8,428,617
LIABILITIES
Cash collateral for securities on loan(b)	7,432,265	992,459
Advisory Fees Payable	44,897	3,383
Accounting & Administration Fees Payable	14,228	276
Audit & Tax Fees Payable	20,950	19,350
Trustee Fees Payable	207	137
Payable for Securities Purchased	—	58,485
Options Written, at value(c)	143,278	—
Custody Fees Payable	2,462	782
Legal Fees Payable	524	45
Reports to Shareholders Fees Payable	2,853	1,177
CCO Fees Payable	649	49
Due to Broker	40,955	—
Accrued Expenses	966	442
Total Liabilities	7,704,234	1,076,585
NET ASSETS	$65,906,782	$7,352,032
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$56,344,285	$7,392,381
Total Distributable Earnings / Accumulated (Loss)	9,562,497	(40,349)
NET ASSETS	$65,906,782	$7,352,032
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,430,000	215,000
Net Asset Value (NAV) Per Share	$46.09	$34.20

(a) Market value of securities on loan	$12,432,226	$978,782
(b) Non-cash collateral for securities on loan	$5,253,985	$—
(c) Premiums received for options written	$29,902	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2025

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$621,014	$688,328	$1,280,114	$1,235,638
Dividend Income from Affiliates	—	468,676	—	—
Securities lending income (Net) (Note 2)	43,636	29,819	115,355	—
Foreign withholding tax	(47,540)	—	—	—
Total Investment Income	617,110	1,186,823	1,395,469	1,235,638

EXPENSES:
Advisory Fees	227,640	602,662	852,968	89,867
Accounting & Administration Fees	74,740	77,497	76,646	75,547
Audit & Tax Fees	20,146	19,531	19,531	19,502
Legal Fees	6,785	15,885	23,310	1,883
Exchange Listing Fees	3,944	3,967	3,968	3,900
Custody Fees	3,381	6,157	8,614	1,013
Report to Shareholders Fees	45	1,824	2,616	331
Trustee Fees	8,374	9,267	10,120	7,956
CCO Fees	1,694	4,673	7,430	272
Pricing Fees	—	7,335	7,335	—
Transfer Agent Fees	2,277	6,027	8,530	899
Insurance Fees	770	3,186	4,278	331
Interest Expense	—	—	—	305,374
Dividend Expense	22	—	—	247,093
Miscellaneous Fees	659	5,442	4,707	772
Total Expenses	350,477	763,453	1,030,053	754,740
Advisory Fees Waived/Recoupment	(16,610)	3,186	—	(52,527)
Net Expenses	333,867	766,639	1,030,053	702,213
Net Investment Income (Loss)	283,243	420,184	365,416	533,425

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,999,211	6,585,570	1,505,162	296,905
Investments in Affiliates	—	—	—	—
In-Kind Redemptions	1,768,697	101,761	24,742,092	—
In-Kind Redemptions in Affiliates	—	11,993	—	—
Short Sales	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,924,678	(2,983,955)	(16,255,840)	(138,955)
Investments in Affiliates	—	720,531	—	—
Net Realized and Unrealized Gain (Loss)	6,692,586	4,435,900	9,991,414	157,950
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,975,829	$4,856,084	$10,356,830	$691,375

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2025

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF(1)
INVESTMENT INCOME:
Dividend Income	$1,980,541	$200,952	$68,739	$4,499
Securities lending income (Net) (Note 2)	1,581	273	566	—
Foreign withholding tax	—	(3,044)	—	—
Total Investment Income	1,982,122	198,181	69,305	4,499

EXPENSES:
Advisory Fees	1,148,172	169,814	20,682	1,514
Accounting & Administration Fees	88,849	73,862	37,672	7,558
Audit & Tax Fees	19,646	19,531	19,533	19,634
Legal Fees	36,522	209	697	35,000
Exchange Listing Fees	8,464	8,488	8,492	8,500
Custody Fees	13,179	3,634	946	2,019
Report to Shareholders Fees	19,983	2,679	2,194	5,025
Trustee Fees	11,894	8,346	7,965	3,112
CCO Fees	13,428	1,476	195	1,007
Transfer Agent Fees	13,179	1,698	259	19
Insurance Fees	6,140	746	100	2,000
Registration Fees	7,719	132	—	—
Organizational Fees	—	—	—	6,042
Miscellaneous Fees	5,987	1,114	57	847
Total Expenses	1,393,162	291,729	98,792	92,277
Advisory Fees Waived/Recoupment	(244,989)	(121,923)	(20,682)	(1,514)
Expense Reimbursement	—	—	(43,996)	(88,265)
Net Expenses	1,148,173	169,806	34,114	2,498
Net Investment Income (Loss)	833,949	28,375	35,191	2,001

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(1,422,278)	123,589	36,983	(15,410)
Investments in Affiliates	—	(197,206)	—	—
In-Kind Redemptions	3,182,613	215,041	52,648	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,775,171	2,292,602	116,376	101,906
Investments in Affiliates	—	53,478	—	—
Net Realized and Unrealized Gain (Loss)	19,535,506	2,487,504	206,007	86,496
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,369,455	$2,515,879	$241,198	$88,497

(1)	Represents the period February 3, 2025 (commencement of operations) to June 30, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2025

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$770,923	$1,424,697	$21,690	$338,167
Securities lending income (Net) (Note 2)	3,199	—	255,053	115,374
Foreign withholding tax	10,828	—	—	—
Total Investment Income	784,950	1,424,697	276,743	453,541

EXPENSES:
Advisory Fees	328,732	263,800	44,189	198,003
Accounting & Administration Fees	74,680	80,281	36,748	73,547
Audit & Tax Fees	19,811	19,738	19,531	20,499
Legal Fees	9,681	12,708	4,368	8,777
Exchange Listing Fees	8,691	8,487	8,492	8,922
Custody Fees	7,824	2,489	2,449	3,372
Report to Shareholders Fees	1,359	18,169	8,398	48,635
Trustee Fees	8,341	9,138	8,046	8,485
CCO Fees	2,902	2,252	464	1,746
Transfer Agent Fees	3,522	2,329	553	2,476
Insurance Fees	1,563	1,922	29	1,823
Registration Fees	—	10,092	331	—
Interest Expense	2,085	2,660	463	—
Miscellaneous Fees	2,102	2,367	866	1,530
Total Expenses	471,293	436,432	134,927	377,815
Advisory Fees Waived/Recoupment	(46,562)	(138,988)	(44,097)	(198,003)
Expense Reimbursement	—	—	(17,486)	(11,139)
Net Expenses	424,731	297,444	73,344	168,673
Net Investment Income (Loss)	360,219	1,127,253	203,399	284,868

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	4,300,691	—	(702,921)	(24,874,911)
Investments in Affiliates	—	—	(1,223,449)	(213,618)
In-Kind Redemptions	131,919	—	1,751,547	—
In-Kind Redemptions in Affiliates	—	—	(103,951)	—
Swaps	—	(83,983,854)	—	—
Foreign Currency Transactions	—	—	—	(4,924)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,393,644)	—	4,063,764	19,746,840
Investments in Affiliates	—	—	(703,436)	(13,601,136)
Swaps	—	334,950	—	—
Net Realized and Unrealized Gain (Loss)	2,038,966	(83,648,904)	3,081,554	(18,947,749)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,399,185	$(82,521,651)	$3,284,953	$(18,662,881)

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2025

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
INVESTMENT INCOME:
Dividend Income	$23,361,878	$216,740	$3,369,041	$44,799
Interest Income	—	—	681,936	—
Securities lending income (Net) (Note 2)	3,049	6,681	—	318
Foreign withholding tax	—	—	—	(187)
Total Investment Income	23,364,927	223,421	4,050,977	44,930

EXPENSES:
Advisory Fees	3,508,631	229,230	829,840	19,874
Tax Expense (Note 7)	—	275,817	—	—
Accounting & Administration Fees	353,046	72,228	79,685	37,592
Audit & Tax Fees	20,533	20,133	20,611	19,533
Legal Fees	163,270	3,795	12,652	644
Exchange Listing Fees	6,637	8,492	8,492	8,492
Custody Fees	44,088	2,174	2,763	920
Report to Shareholders Fees	71,007	6,325	—	2,454
Trustee Fees	22,584	8,328	8,243	7,973
CCO Fees	38,316	1,569	1,145	220
Pricing Fees	—	—	7,335	—
Transfer Agent Fees	43,862	1,880	4,150	248
Insurance Fees	29,854	812	3,177	91
Interest Expense	34,772	—	—	—
Registration Fees	55,000	—	—	12
Dividend Expense	—	—	859,668	—
Miscellaneous Fees	25,195	1,958	7,994	15
Total Expenses	4,416,795	632,741	1,845,755	98,068
Advisory Fees Waived/Recoupment	(55,252)	6,536	—	(19,874)
Expense Reimbursement	—	—	—	(45,408)
Advisor Reimbursement for taxes (Note 7)	—	(275,817)	—	—
Net Expenses	4,361,543	363,460	1,845,755	32,786
Net Investment Income (Loss)	19,003,384	(140,039)	2,205,222	12,144

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(9,574,383)	841,420	—	322,384
In-Kind Redemptions	(343,069)	1,546,100	—	338,231
In-Kind Redemptions in Affiliates	(288,142)	—	—	—
Swaps	(607,120,887)	—	—	—
Short Sales	—	—	(8,128,552)	—
Foreign Currency Transactions	2	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(24,923,648)	1,036,242	—	(10,242)
Investments in Affiliates	(27,671,298)	—	—	—
Short Sales	—	—	(3,635,847)	—
Swaps	1,621,962	—	—	—
Foreign Currency Translations	(1)	—	—	—
Net Realized and Unrealized Gain (Loss)	(668,299,464)	3,423,762	(11,764,399)	650,373
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(649,296,080)	$3,283,723	$(9,559,177)	$662,517

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2025

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$1,523,681	$125,144
Securities lending income (Net) (Note 2)	17,507	704
Foreign withholding tax	—	(21)
Total Investment Income	1,541,188	125,827

EXPENSES:
Advisory Fees	541,721	43,072
Accounting & Administration Fees	79,049	37,945
Audit & Tax Fees	21,202	19,292
Legal Fees	11,592	1,376
Exchange Listing Fees	8,492	8,492
Custody Fees	4,780	1,644
Report to Shareholders Fees	4,829	1,439
Trustee Fees	9,138	8,014
CCO Fees	4,068	370
Transfer Agent Fees	4,780	539
Insurance Fees	2,247	—
Registration Fees	200	—
Interest expense	11,513	46
Miscellaneous Fees	2,352	608
Total Expenses	705,963	122,837
Advisory Fees Waived/Recoupment	—	(43,072)
Expense Reimbursement	—	(8,665)
Net Expenses	705,963	71,100
Net Investment Income (Loss)	835,225	54,727

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(66,004)	819,501
In-Kind Redemptions	1,604,844	195,846
Options Written	(311,622)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,793,903	280,577
Options Written	(120,052)	—
Net Increase from Payment by Affiliates	—	15,322 (1)
Net Realized and Unrealized Gain (Loss)	5,901,069	1,311,246
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,736,294	$1,365,973

(1)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$283,243	$322,711	$420,184	$(220,746)
Net Realized Gain (Loss)	3,767,908	1,135,372	6,699,324	13,358,190
Net Change in Unrealized Appreciation (Depreciation)	2,924,678	4,656,273	(2,263,424)	3,557,268
Net Increase (Decrease) In Net Assets Resulting From Operations	6,975,829	6,114,356	4,856,084	16,694,712
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(272,179)	(363,090)	—	(1,203,485)
Total Distributions	(272,179)	(363,090)	—	(1,203,485)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	20,391,935	—	2,616,868	85,207,894
Value of Shares Redeemed	(5,904,927)	(8,813,760)	(5,329,764)	(106,897,537)
Net Increase (Decrease) From Capital Stock Transactions	14,487,008	(8,813,760)	(2,712,896)	(21,689,643)
Net Increase (Decrease) in Net Assets	21,190,658	(3,062,494)	2,143,188	(6,198,416)
Net Assets:
Beginning of Year/Period	25,675,310	28,737,804	79,975,410	86,173,826
End of Year/Period	$46,865,968	$25,675,310	$82,118,598	$79,975,410
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	415,000	580,000	2,045,000	2,730,000
Shares Sold	270,000	—	65,000	2,420,000
Shares Repurchased	(90,000)	(165,000)	(135,000)	(3,105,000)
Shares Outstanding, End of Year/Period	595,000	415,000	1,975,000	2,045,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$365,416	$(57,112)	$533,425	$1,068,651
Net Realized Gain (Loss)	26,247,254	5,130,479	296,905	1,293,912
Net Change in Unrealized Appreciation (Depreciation)	(16,255,840)	19,132,523	(138,955)	(3,477,524)
Net Increase (Decrease) In Net Assets Resulting From Operations	10,356,830	24,205,890	691,375	(1,114,961)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(209,381)	(278,455)	(744,087)	(1,498,804)
Total Distributions	(209,381)	(278,455)	(744,087)	(1,498,804)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	113,890,218	51,078,210	13,521,791	9,917,032
Value of Shares Redeemed	(119,610,528)	(52,612,912)	(11,944,974)	(20,406,738)
Net Increase (Decrease) From Capital Stock Transactions	(5,720,310)	(1,534,702)	1,576,817	(10,489,706)
Net Increase (Decrease) in Net Assets	4,427,139	22,392,733	1,524,105	(13,103,471)
Net Assets:
Beginning of Year/Period	111,940,230	89,547,497	10,989,121	24,092,592
End of Year/Period	$116,367,369	$111,940,230	$12,513,226	$10,989,121
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,390,000	2,435,000	1,465,000	2,745,000
Shares Sold	2,405,000	1,225,000	1,805,000	1,205,000
Shares Repurchased	(2,505,000)	(1,270,000)	(1,580,000)	(2,485,000)
Shares Outstanding, End of Year/Period	2,290,000	2,390,000	1,690,000	1,465,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$833,949	$611,190	$28,375	$(931)
Net Realized Gain (Loss)	1,760,335	7,536,506	141,424	(1,660,180)
Net Change in Unrealized Appreciation (Depreciation)	17,775,171	6,106,342	2,346,080	5,403,464
Net Increase (Decrease) In Net Assets Resulting From Operations	20,369,455	14,254,038	2,515,879	3,742,353
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,047,338)	(207,722)	—	(24,169)
Total Distributions	(1,047,338)	(207,722)	—	(24,169)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	28,490,901	95,736,388	946,161	2,048,379
Value of Shares Redeemed	(9,590,748)	(25,589,445)	(560,263)	(851,988)
Net Increase (Decrease) From Capital Stock Transactions	18,900,153	70,146,943	385,898	1,196,391
Net Increase (Decrease) in Net Assets	38,222,270	84,193,259	2,901,777	4,914,575
Net Assets:
Beginning of Year/Period	154,194,978	70,001,719	22,492,411	17,577,836
End of Year/Period	$192,417,248	$154,194,978	$25,394,188	$22,492,411
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,480,000	1,305,000	1,045,000	980,000
Shares Sold	415,000	1,615,000	45,000	110,000
Shares Repurchased	(145,000)	(440,000)	(25,000)	(45,000)
Shares Outstanding, End of Year/Period	2,750,000	2,480,000	1,065,000	1,045,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares HVAC and Industrials ETF
	Year ended June 30, 2025	Year ended June 30, 2024	For the period February 3, 2025* to June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$35,191	$19,159	$2,001
Net Realized Gain (Loss)	89,631	508,924	(15,410)
Net Change in Unrealized Appreciation (Depreciation)	116,376	(59,063)	101,906
Net Increase (Decrease) In Net Assets Resulting From Operations	241,198	469,020	88,497
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	(65,051)	—
Total Distributions	—	(65,051)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	547,885	1,024,610
Value of Shares Redeemed	(932,272)	(1,766,097)	—
Net Increase (Decrease) From Capital Stock Transactions	(932,272)	(1,218,212)	1,024,610
Net Increase (Decrease) in Net Assets	(691,074)	(814,243)	1,113,107
Net Assets:
Beginning of Year/Period	3,371,772	4,186,015	—
End of Year/Period	$2,680,698	$3,371,772	$1,113,107
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	120,000	165,000	—
Shares Sold	—	20,000	40,000
Shares Repurchased	(35,000)	(65,000)	—
Shares Outstanding, End of Year/Period	85,000	120,000	40,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Insider Advantage ETF		AdvisorShares MSOS Daily Leveraged ETF(1)(2)
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$360,219	$372,065	$1,127,253	$1,868,699
Net Realized Gain (Loss)	4,432,610	8,250,852	(83,983,854)	(40,897,424)
Net Change in Unrealized Appreciation (Depreciation)	(2,393,644)	(787,308)	334,950	(443,685)
Net Increase (Decrease) In Net Assets Resulting From Operations	2,399,185	7,835,609	(82,521,651)	(39,472,410)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(318,213)	(498,714)	—	—
Total Distributions	(318,213)	(498,714)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	33,744,272	105,942,272
Value of Shares Redeemed	(2,244,017)	(2,599,354)	(159,051)	(14,236,522)
Net Increase (Decrease) From Capital Stock Transactions	(2,244,017)	(2,599,354)	33,585,221	91,705,750
Net Increase (Decrease) in Net Assets	(163,045)	4,737,541	(48,936,430)	52,233,340
Net Assets:
Beginning of Year/Period	47,118,372	42,380,831	59,265,552	7,032,212
End of Year/Period	$46,955,327	$47,118,372	$10,329,122	$59,265,552
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	420,000	445,000	1,056,750	109,000
Shares Sold	—	—	2,635,250	1,068,500
Shares Repurchased	(20,000)	(25,000)	(3,525)	(120,750)
Shares Outstanding, End of Year/Period	400,000	420,000	3,688,475	1,056,750

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(2)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Psychedelics ETF(1)		AdvisorShares Pure Cannabis ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$203,399	$39,306	$284,868	$820,098
Net Realized Gain (Loss)	(278,774)	(2,993,053)	(25,093,453)	(49,630,651)
Net Change in Unrealized Appreciation (Depreciation)	3,360,328	(1,316,419)	6,145,704	59,901,094
Net Increase (Decrease) In Net Assets Resulting From Operations	3,284,953	(4,270,166)	(18,662,881)	11,090,541
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(225,488)	(14,044)	(520,020)	(762,879)
Total Distributions	(225,488)	(14,044)	(520,020)	(762,879)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	6,541,703	3,009,233	361,507	—
Value of Shares Redeemed	(4,869,820)	—	—	(878,793)
Net Increase (Decrease) From Capital Stock Transactions	1,671,883	3,009,233	361,507	(878,793)
Net Increase (Decrease) in Net Assets	4,731,348	(1,274,977)	(18,821,394)	9,448,869
Net Assets:
Beginning of Year/Period	5,618,540	6,893,517	43,470,851	34,021,982
End of Year/Period	$10,349,888	$5,618,540	$24,649,457	$43,470,851
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	580,000	374,500	12,840,000	13,160,000
Shares Sold	505,000	205,500	175,000	—
Shares Repurchased	(335,024)	—	—	(320,000)
Shares Outstanding, End of Year/Period	749,976	580,000	13,015,000	12,840,000

(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure US Cannabis ETF		AdvisorShares Q Dynamic Growth ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$19,003,384	$24,531,259	$(140,039)	$57,452
Net Realized Gain (Loss)	(617,326,479)	31,882,851	2,387,520	1,302,795
Net Change in Unrealized Appreciation (Depreciation)	(50,972,985)	(10,913,690)	1,036,242	2,504,311
Net Increase (Decrease) In Net Assets Resulting From Operations	(649,296,080)	45,500,420	3,283,723	3,864,558
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	—	—
Total Distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	94,491,380	510,429,405	9,930,872	13,355,986
Value of Shares Redeemed	(19,058,409)	(10,648,720)	(13,572,492)	(19,844,310)
Net Increase (Decrease) From Capital Stock Transactions	75,432,971	499,780,685	(3,641,620)	(6,488,324)
Net Increase (Decrease) in Net Assets	(573,863,109)	545,281,105	(357,897)	(2,623,766)
Net Assets:
Beginning of Year/Period	888,666,252	343,385,147	25,725,028	28,348,794
End of Year/Period	$314,803,143	$888,666,252	$25,367,131	$25,725,028
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	121,495,000	62,665,000	760,000	995,000
Shares Sold	16,480,000	60,590,000	280,000	450,000
Shares Repurchased	(5,850,000)	(1,760,000)	(385,000)	(685,000)
Shares Outstanding, End of Year/Period	132,125,000	121,495,000	655,000	760,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Restaurant ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$2,205,222	$4,959,566	$12,144	$7,719
Net Realized Gain (Loss)	(8,128,552)	(15,026,377)	660,615	30,627
Net Change in Unrealized Appreciation (Depreciation)	(3,635,847)	8,899,419	(10,242)	332,035
Net Increase (Decrease) In Net Assets Resulting From Operations	(9,559,177)	(1,167,392)	662,517	370,381
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(3,798,221)	(6,472,045)	(5,736)	(13,961)
Total Distributions	(3,798,221)	(6,472,045)	(5,736)	(13,961)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	57,396,887	59,913,831	1,224,985	564,513
Value of Shares Redeemed	(66,209,883)	(107,141,445)	(1,293,277)	(452,706)
Net Increase (Decrease) From Capital Stock Transactions	(8,812,996)	(47,227,614)	(68,292)	111,807
Net Increase (Decrease) in Net Assets	(22,170,394)	(54,867,051)	588,489	468,227
Net Assets:
Beginning of Year/Period	67,765,118	122,632,169	3,067,907	2,599,680
End of Year/Period	$45,594,724	$67,765,118	$3,656,396	$3,067,907
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	3,282,500	5,422,500	125,000	120,000
Shares Sold	3,110,000	2,765,000	45,000	25,000
Shares Repurchased	(3,695,000)	(4,905,000)	(50,000)	(20,000)
Shares Outstanding, End of Year/Period	2,697,500	3,282,500	120,000	125,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$835,225	$650,310	$54,727	$120,344
Net Realized Gain (Loss)	1,227,218	(330,596)	1,015,347	7,929
Net Change in Unrealized Appreciation (Depreciation)	4,673,851	6,292,135	280,577	(151,148)
Net increase from payment from affiliates	—	—	15,322 (1)	—
Net Increase (Decrease) In Net Assets Resulting From Operations	6,736,294	6,611,849	1,365,973	(22,875)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(673,294)	(610,224)	(102,755)	(132,733)
Total Distributions	(673,294)	(610,224)	(102,755)	(132,733)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	3,945,976	4,762,387	—	1,261,058
Value of Shares Redeemed	(5,641,525)	(2,949,250)	(950,067)	(3,848,476)
Net Increase (Decrease) From Capital Stock Transactions	(1,695,549)	1,813,137	(950,067)	(2,587,418)
Net Increase (Decrease) in Net Assets	4,367,451	7,814,762	313,151	(2,743,026)
Net Assets:
Beginning of Year/Period	61,539,331	53,724,569	7,038,881	9,781,907
End of Year/Period	$65,906,782	$61,539,331	$7,352,032	$7,038,881
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,470,000	1,430,000	245,000	340,000
Shares Sold	90,000	120,000	—	45,000
Shares Repurchased	(130,000)	(80,000)	(30,000)	(140,000)
Shares Outstanding, End of Year/Period	1,430,000	1,470,000	215,000	245,000

(1)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Dorsey Wright ADR ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$61.87	$49.55	$48.48	$66.54	$53.25
Investment Operations
Net Investment Income(1)	0.65	0.68	1.22	1.62	0.27
Net Realized and Unrealized Gain (Loss)	16.84	12.47	0.97	(18.48)	13.23
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	17.49	13.15	2.19	(16.86)	13.50
Distributions from Net Investment Income	(0.59)	(0.83)	(1.12)	(1.20)	(0.21)
Total Distributions	(0.59)	(0.83)	(1.12)	(1.20)	(0.21)
Net Asset Value, End of Year/Period	$78.77	$61.87	$49.55	$48.48	$66.54
Market Value, End of Year/Period	$78.65	$61.79	$49.47	$48.47	$66.49
Total Return
Total Investment Return Based on Net Asset Value(3)	28.43%	26.65%	4.69%	(25.51)%	25.39%
Total Investment Return Based on Market(3)	28.40%	26.69%	4.55%	(25.45)%	25.95%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$46,866	$25,675	$28,738	$41,938	$88,836
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	1.10%	0.99%	1.10%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.15%	1.24%	1.15%	1.00%	0.96%
Net Investment Income(4)	0.93%	1.22%	2.52%	2.59%	0.44%
Portfolio Turnover Rate(5)	56%	45%	101%	79%	85%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Dorsey Wright FSM All Cap World ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$39.11	$31.57	$30.33	$36.63	$28.07
Investment Operations
Net Investment Income (Loss)(1)	0.21	(0.10)	0.58	0.01	(0.12)
Net Realized and Unrealized Gain (Loss)	2.26	8.22	0.82	(5.76)	8.74
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.47	8.12	1.40	(5.75)	8.62
Distributions from Net Investment Income	—	(0.58)	(0.16)	—	—
Distributions from Realized Capital Gains	—	—	—	(0.55)	(0.06)
Total Distributions	—	(0.58)	(0.16)	(0.55)	(0.06)
Net Asset Value, End of Year/Period	$41.58	$39.11	$31.57	$30.33	$36.63
Market Value, End of Year/Period	$41.56	$39.09	$31.60	$30.34	$36.67
Total Return
Total Investment Return Based on Net Asset Value(3)	6.32%	25.97%	4.63%	(15.98)%	30.70%
Total Investment Return Based on Market(3)	6.32%	25.81%	4.71%	(16.06)%	30.85%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$82,119	$79,975	$86,174	$84,177	$155,673
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.98%	0.98%	0.91%	0.88%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.95%	0.96%	0.96%	0.94%	0.86%
Net Investment Income (Loss)(4)	0.52%	(0.29)%	1.87%	0.02%	(0.34)%
Portfolio Turnover Rate(5)	317%	154%	151%	244%	209%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Dorsey Wright FSM US Core ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$46.84	$36.78	$32.16	$37.09	$27.51
Investment Operations
Net Investment Income (Loss)(1)	0.15	(0.02)	0.32	0.11	(0.07)
Net Realized and Unrealized Gain (Loss)	3.92	10.20	4.60	(4.90)	9.72
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	4.07	10.18	4.92	(4.79)	9.65
Distributions from Net Investment Income	(0.09)	(0.12)	(0.30)	—	(0.03)
Distributions from Realized Capital Gains	—	—	—	(0.14)	(0.04)
Total Distributions	(0.09)	(0.12)	(0.30)	(0.14)	(0.07)
Net Asset Value, End of Year/Period	$50.82	$46.84	$36.78	$32.16	$37.09
Market Value, End of Year/Period	$50.85	$46.83	$36.76	$32.08	$37.16
Total Return
Total Investment Return Based on Net Asset Value(3)	8.69%	27.72%	15.38%	(12.97)%	35.08%
Total Investment Return Based on Market(3)	8.78%	27.77%	15.61%	(13.36)%	35.59%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$116,367	$111,940	$89,547	$79,764	$93,649
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.91%	0.94%	0.98%	0.93%	0.92%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.91%	0.92%	0.97%	0.95%	0.89%
Net Investment Income (Loss)(5)	0.32%	(0.06)%	0.95%	0.28%	(0.22)%
Portfolio Turnover Rate(6)	145%	99%	103%	50%	64%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Dorsey Wright Short ETF	Year ended June 30, 2025		Year ended June 30, 2024		Year ended June 30, 2023		Year ended June 30, 2022		Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.50		$8.78		$10.49		$8.59		$19.33
Investment Operations
Net Investment Income (Loss)(1)	0.33		0.47		0.36		(0.21)		(0.46)
Net Realized and Unrealized Gain (Loss)	—		(1.03)		(2.07)		2.11		(10.28)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.33		(0.56)		(1.71)		1.90		(10.74)
Distributions from Net Investment Income	(0.43)		(0.72)		—		—		—
Total Distributions	(0.43)		(0.72)		—		—		—
Net Asset Value, End of Year/Period	$7.40		$7.50		$8.78		$10.49		$8.59
Market Value, End of Year/Period	$7.41		$7.49		$8.75		$10.45		$8.56
Total Return
Total Investment Return Based on Net Asset Value(3)	4.78%		(5.70)%		(16.31)%		22.15%		(55.58)%
Total Investment Return Based on Market(3)	5.01%		(5.60)%		(16.27)%		22.08%		(55.79)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$12,513		$10,989		$24,093		$46,999		$25,164
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	5.86	%(7)	3.77	%(7)	2.61	%(7)	2.71	%(7)	3.48	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	6.30	%(7)	3.84	%(7)	2.56	%(7)	2.63	%(7)	3.55	%(7)
Net Investment Income (Loss)(5)	4.45%		5.70%		3.77%		(2.35)%		(3.18)%
Portfolio Turnover Rate(6)	249%		253%		263%		190%		243%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 4.61%, 2.52%, 1.45%, 1.46% and 2.46% for the period ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Focused Equity ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$62.18	$53.64	$42.25	$46.65	$35.67
Investment Operations
Net Investment Income(1)	0.32	0.34	0.20	0.17	0.10
Net Realized and Unrealized Gain (Loss)	7.86	8.35	11.43	(4.49)	11.00
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	8.18	8.69	11.63	(4.32)	11.10
Distributions from Net Investment Income	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)
Total Distributions	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)
Net Asset Value, End of Year/Period	$69.97	$62.18	$53.64	$42.25	$46.65
Market Value, End of Year/Period	$69.97	$62.17	$53.80	$42.21	$46.68
Total Return
Total Investment Return Based on Net Asset Value(3)	13.20%	16.20%	27.59%	(9.28)%	31.15%
Total Investment Return Based on Market(3)	13.22%	15.84%	28.10%	(9.44)%	34.20%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$192,417	$154,195	$70,002	$28,098	$28,921
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.65%	0.72%	0.84%	0.65%	0.66%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.79%	0.92%	1.20%	1.09%	1.19%
Net Investment Income(4)	0.47%	0.58%	0.42%	0.36%	0.24%
Portfolio Turnover Rate(5)	24%	18%	18%	24%	25%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Gerber Kawasaki ETF	Year ended June 30, 2025	Year ended June 30, 2024		Year ended June 30, 2023	For the period July 2, 2021* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$21.52	$17.94		$16.34	$25.03
Investment Operations
Net Investment Income(1)	0.03	(0.00	)(6)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	2.29	3.60		1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	—	—		—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.32	3.60		1.80	(8.68)
Distributions from Net Investment Income	—	(0.02)		(0.20)	(0.01)
Total Distributions	—	(0.02)		(0.20)	(0.01)
Net Asset Value, End of Year/Period	$23.84	$21.52		$17.94	$16.34
Market Value, End of Year/Period	$23.84	$21.51		$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	10.78%	20.16%		11.21%	(34.71)%
Total Investment Return Based on Market(3)	10.83%	20.12%		11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,394	$22,492		$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%		0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.29%	1.62%		1.33%	1.37%
Net Investment Income(4)	0.13%	0.00	%(6)	0.91%	0.31%
Portfolio Turnover Rate(5)	63%	53%		48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Hotel ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.10	$25.37	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.31	0.13	0.21	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	3.13	3.06	5.55	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.44	3.19	5.76	(4.77)	0.20
Distributions from Net Investment Income	—	(0.46)	(0.05)	(0.09)	—
Total Distributions	—	(0.46)	(0.05)	(0.09)	—
Net Asset Value, End of Year/Period	$31.54	$28.10	$25.37	$19.66	$24.52
Market Value, End of Year/Period	$31.54	$28.09	$25.34	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	12.24%	12.61%	29.33%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	12.28%	12.70%	29.49%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$2,681	$3,372	$4,186	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.87%	3.72%	2.40%	1.33%	6.60%
Net Investment Income (Loss)(4)	1.02%	0.49%	0.92%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	137%	94%	120%	74%	21%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares HVAC and Industrials ETF	For the period February 3, 2025* to June 30, 2025
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.00
Investment Operations
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain	2.75
Net Increase in Net Assets Resulting from Investment Operations(2)	2.83
Net Asset Value, End of Year/Period	$27.83
Market Value, End of Year/Period	$27.82
Total Return
Total Investment Return Based on Net Asset Value(3)	11.31%
Total Investment Return Based on Market(3)	11.28%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$1,113
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	36.56%
Net Investment Income(4)	0.79%
Portfolio Turnover Rate(5)	62%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Insider Advantage ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$112.19	$95.24	$85.89	$95.53	$66.37
Investment Operations
Net Investment Income(1)	0.89	0.86	1.34	1.10	0.95
Net Realized and Unrealized Gain (Loss)	5.10	17.25	9.49	(9.68)	29.23
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.99	18.11	10.83	(8.58)	30.18
Distributions from Net Investment Income	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)
Total Distributions	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)
Net Asset Value, End of Year/Period	$117.39	$112.19	$95.24	$85.89	$95.53
Market Value, End of Year/Period	$117.48	$112.03	$95.24	$85.78	$95.41
Total Return
Total Investment Return Based on Net Asset Value(3)	5.34%	19.10%	12.78%	(9.12)%	45.78%
Total Investment Return Based on Market(3)	5.57%	18.93%	12.95%	(9.12)%	45.79%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$46,955	$47,118	$42,381	$46,378	$48,243
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.00%	1.06%	1.05%	0.96%	1.05%
Net Investment Income(4)	0.77%	0.83%	1.51%	1.15%	1.18%
Portfolio Turnover Rate(5)	231%	246%	278%	32%	40%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares MSOS Daily Leveraged ETF(6)	Year ended June 30, 2025(7)	Year ended June 30, 2024(7)	For the period August 24, 2022* to June 30, 2023(7)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$56.08	$64.02	$500.00
Investment Operations
Net Investment Income(1)	0.09	3.58	3.05
Net Realized and Unrealized Loss	(53.37)	(11.52)	(439.03)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(53.28)	(7.94)	(435.98)
Net Asset Value, End of Year/Period	$2.80	$56.08	$64.02
Market Value, End of Year/Period	$2.79	$55.08	$65.20
Total Return
Total Investment Return Based on Net Asset Value(3)	(95.00)%	(13.31)%	(87.08)%
Total Investment Return Based on Market(3)	(95.00)%	(14.42)%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$10,329	$59,266	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.96%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.41%	1.13%	4.54%
Net Investment Income(4)	3.63%	4.00%	3.44%
Portfolio Turnover Rate(5)	0%	0%	0%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(7)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Psychedelics ETF	Year ended June 30, 2025(1)	Year ended June 30, 2024(1)		Year ended June 30, 2023(1)	For the period September 16, 2021* to June 30, 2022(1)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$9.69	$18.41		$25.56	$100.00
Investment Operations
Net Investment Income (Loss)(2)	0.12	0.08		0.49	(0.17)
Net Realized and Unrealized Gain (Loss)	4.33	(8.80)		(7.59)	(74.27)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	4.45	(8.72)		(7.10)	(74.44)
Distributions from Net Investment Income	(0.34)	(0.00	)(4)	(0.05)	—
Total Distributions	(0.34)	(0.00	)(4)	(0.05)	—
Net Asset Value, End of Year/Period	$13.80	$9.69		$18.41	$25.56
Market Value, End of Year/Period	$13.92	$9.70		$18.60	$26.50
Total Return
Total Investment Return Based on Net Asset Value(5)	47.29%	(47.29)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(5)	48.44%	(47.74)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$10,350	$5,619		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.83%	2.95%		3.01%	3.10%
Net Investment Income (Loss)(6)	2.76%	0.59%		2.29%	(0.52)%
Portfolio Turnover Rate(7)	107%	69%		73%	27%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Pure Cannabis ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$3.39	$2.59	$5.28	$21.15	$10.17
Investment Operations
Net Investment Income(2)	0.02	0.06	0.04	0.01	0.04
Net Realized and Unrealized Gain (Loss)	(1.48)	0.80	(2.71)	(15.35)	11.05
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(1.46)	0.86	(2.67)	(15.34)	11.09
Distributions from Net Investment Income	(0.04)	(0.06)	(0.02)	—	(0.11)
Distributions from Realized Capital Gains	—	—	—	(0.51)	—
Return of capital	—	—	—	(0.02)	—
Total Distributions	(0.04)	(0.06)	(0.02)	(0.53)	(0.11)
Net Asset Value, End of Year/Period	$1.89	$3.39	$2.59	$5.28	$21.15
Market Value, End of Year/Period	$1.88	$3.39	$2.59	$5.28	$21.12
Total Return
Total Investment Return Based on Net Asset Value(5)	(43.36)%	33.14%	(50.63)%	(73.99)%	109.96%
Total Investment Return Based on Market(5)	(43.85)%	33.05%	(50.54)%	(73.93)%	109.35%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$24,649	$43,471	$34,022	$71,817	$354,408
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.51%	0.44%	0.51%	0.65%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.14%	1.47%	1.04%	0.88%	0.69%
Net Investment Income(6)	0.86%	1.92%	0.88%	0.11%	0.21%
Portfolio Turnover Rate(7)	30%	31%	40%	28%	46%

*	Commencement of operations.
(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.
(2)	Based on average shares outstanding.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Amount represents less than $0.005 or 0.005%.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Pure US Cannabis ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	For the period September 1, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.31	$5.48	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.15	0.27	0.08	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	(5.08)	1.56	(4.95)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(4.93)	1.83	(4.87)	(29.80)	15.22
Distributions from Realized Capital Gains	—	—	—	(0.07)	—
Total Distributions	—	—	—	(0.07)	—
Net Asset Value, End of Year/Period	$2.38	$7.31	$5.48	$10.35	$40.22
Market Value, End of Year/Period	$2.40	$7.27	$5.55	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	(67.40)%	33.39%	(47.04)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	(66.99)%	30.99%	(46.48)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$314,803	$888,666	$343,385	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.74%	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.76%	0.74%	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	3.25%	3.44%	0.96%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	0%	4%	13%	48%	68%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Q Dynamic Growth ETF	Year ended June 30, 2025		Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	For the period December 28, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$33.85		$28.49	$22.02	$28.12	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.20)		0.08	(0.10)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	5.08		5.28	6.57	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	4.88		5.36	6.47	(6.10)	3.12
Net Asset Value, End of Year/Period	$38.73		$33.85	$28.49	$22.02	$28.12
Market Value, End of Year/Period	$38.69		$33.85	$28.49	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	14.42%		18.81%	29.37%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	14.30%		18.81%	29.44%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,367		$25,725	$28,349	$40,299	$68,763
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	1.45%		1.45%	1.32%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.52	%(7)	1.71%	1.31%	1.13%	1.49%
Net Investment Income (Loss)(4)	(0.56)%		0.25%	(0.44)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(5)	334%		330%	57%	106%	61%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(7)	Expenses, prior to expense waivers and reimbursements or recapture, include tax expenses as a result of Grantor Trust income (Note 7).

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Ranger Equity Bear ETF	Year ended June 30, 2025		Year ended June 30, 2024		Year ended June 30, 2023		Year ended June 30, 2022		Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$20.64		$22.62		$31.85		$23.00		$48.55
Investment Operations
Net Investment Income (Loss)(1)	0.72		1.20		0.63		(0.97)		(1.59)
Net Realized and Unrealized Gain (Loss)	(3.18)		(1.35)		(9.86)		9.82		(23.96)
Distributions of Net Realized Gains by other investment companies	—		—		—		—		0.00	(2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(2.46)		(0.15)		(9.23)		8.85		(25.55)
Distributions from Net Investment Income	(1.28)		(1.83)		—		—		—
Total Distributions	(1.28)		(1.83)		—		—		—
Net Asset Value, End of Year/Period	$16.90		$20.64		$22.62		$31.85		$23.00
Market Value, End of Year/Period	$16.93		$20.68		$22.63		$31.96		$23.00
Total Return
Total Investment Return Based on Net Asset Value(4)	(11.64)%		0.08%		(28.99)%		38.48%		(52.62)%
Total Investment Return Based on Market(4)	(11.73)%		0.13%		(29.19)%		38.96%		(52.58)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$45,595		$67,765		$122,632		$166,185		$50,655
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.33	%(6)	3.62	%(6)	3.39	%(6)	4.15	%(6)	4.90	%(6)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.33	%(6)	3.62	%(6)	3.39	%(6)	4.15	%(6)	4.90	%(6)
Net Investment Income (Loss)(5)	3.99%		5.55%		2.34%		(3.70)%		(4.49)%
Portfolio Turnover Rate(7)	624%		912%		1001%		1462%		669%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Restaurant ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$24.54	$21.66	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(1)	0.10	0.06	0.23	0.13	(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	5.88	2.93	4.89	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	5.98	2.99	5.12	(7.43)	(0.25)
Distributions from Net Investment Income	(0.05)	(0.11)	(0.43)	(0.04)	—
Total Distributions	(0.05)	(0.11)	(0.43)	(0.04)	—
Net Asset Value, End of Year/Period	$30.47	$24.54	$21.66	$16.97	$24.44
Market Value, End of Year/Period	$30.48	$24.52	$21.66	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(4)	24.36%	13.85%	30.59%	(30.46)%	(1.01)%
Total Investment Return Based on Market(4)	24.52%	13.76%	30.95%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,656	$3,068	$2,600	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	2.96%	4.95%	3.97%	2.11%	7.93%
Net Investment Income (Loss)(5)	0.37%	0.28%	1.20%	0.57%	(0.03)%
Portfolio Turnover Rate(7)	115%	75%	113%	86%	26%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	The expense ratio includes interest and dividend expenses on short sales of 1.55%, 1.86%, 1.69%, 2.47%, and 3.14% for the periods ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, respectively.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares STAR Global Buy-Write ETF	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$41.86	$37.57	$34.61	$39.83	$32.20
Investment Operations
Net Investment Income (Loss)(1)	0.57	0.46	0.25	0.13	(0.16)
Net Realized and Unrealized Gain (Loss)	4.11	4.27	3.35	(5.12)	7.89
Distributions of Net Realized Gains by other investment companies	—	—	—	—	0.00 (2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	4.68	4.73	3.60	(4.99)	7.73
Distributions from Net Investment Income	(0.45)	(0.44)	(0.08)	—	(0.10)
Distributions from Realized Capital Gains	—	—	(0.56)	(0.23)	—
Total Distributions	(0.45)	(0.44)	(0.64)	(0.23)	(0.10)
Net Asset Value, End of Year/Period	$46.09	$41.86	$37.57	$34.61	$39.83
Market Value, End of Year/Period	$46.08	$41.83	$37.56	$34.62	$39.83
Total Return
Total Investment Return Based on Net Asset Value(4)	11.22%	12.69%	10.60%	(12.64)%	24.04%
Total Investment Return Based on Market(4)	11.29%	12.62%	10.54%	(12.60)%	23.86%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$65,907	$61,539	$53,725	$37,547	$18,323
Ratio to Average Net Assets of:(5)
Expenses, after expense waivers and reimbursements or recapture(6)	1.11%	1.22%	1.54%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.11%	1.22%	1.33%	1.82%	2.48%
Net Investment Income (Loss)(6)	1.31%	1.18%	0.71%	0.33%	(0.43)%
Portfolio Turnover Rate(7)	15%	24%	23%	41%	55%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Vice ETF	Year ended June 30, 2025		Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.73		$28.77	$25.20	$36.07	$22.81
Investment Operations
Net Investment Income(1)	0.24		0.42	0.45	0.18	0.19
Net Realized and Unrealized Gain (Loss)	5.69		—	3.38	(10.73)	13.44
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	5.93		0.42	3.83	(10.55)	13.63
Distributions from Net Investment Income	(0.46)		(0.46)	(0.26)	(0.14)	(0.37)
Distributions from Realized Capital Gains	—		—	—	(0.18)	—
Total Distributions	(0.46)		(0.46)	(0.26)	(0.32)	(0.37)
Net Asset Value, End of Year/Period	$34.20		$28.73	$28.77	$25.20	$36.07
Market Value, End of Year/Period	$34.19		$28.71	$28.77	$25.13	$36.06
Total Return
Total Investment Return Based on Net Asset Value(4)	20.74	%(8)	1.55%	15.24%	(29.45)%	59.98%
Total Investment Return Based on Market(4)	20.82	%(8)	1.48%	15.58%	(29.62)%	60.05%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,352		$7,039	$9,782	$8,695	$13,889
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%		0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.71%		2.18%	1.90%	1.64%	1.71%
Net Investment Income(6)	0.76%		1.51%	1.65%	0.59%	0.63%
Portfolio Turnover Rate(7)	162%		124%	147%	83%	125%

(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(8)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly. Performance would have been lower by 0.27% without this reimbursement.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

June 30, 2025

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Trust is comprised of 18 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares HVAC and Industrials ETF	HVAC	February 3, 2025
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS Daily Leveraged ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

1. Organization – (continued)

AdvisorShares HVAC and Industrials ETF (“HVAC and Industrials ETF”) seeks long-term capital appreciation.

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

AdvisorShares MSOS Daily Leveraged ETF (“MSOS Daily Leveraged ETF”) seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, HVAC and Industrials ETF, MSOS Daily Leveraged ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF, is a diversified investment company under the 1940 Act.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

1. Organization – (continued)

For the year ended June 30, 2025, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of June 30, 2025	% of Fund Net Assets as of June 30, 2025	Reference location
Dorsey Wright FSM All Cap World ETF	Invesco S&P International Developed Low Volatility ETF	$38,800,240	47.2	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	42,445,799	51.7	https://www.ishares.com/us

Dorsey Wright FSM US Core ETF	Invesco S&P 500 Low Volatility ETF	54,538,904	46.9	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	61,189,317	52.6	https://www.ishares.com/us

Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	7,855,378	31.9	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	26,977,802	40.9	https://us.spdrs.com

Reverse Split

After the close of the markets on November 25, 2024, the MSOS Daily Leveraged ETF effected a reverse split of its issued and outstanding shares, with a 1 for 20 ratio, with approval by the Board. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on November 26, 2024.

After the close of the markets on September 9, 2024, the Psychedelics ETF effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio, with approval by the Board. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on September 10, 2024.

Each of these reverse splits reduced the number of shares outstanding for each Fund and resulted in a proportionate increase in the NAV per share of the Fund. Therefore, the reverse splits did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding for each Fund.

The reverse splits were applied retroactively for all years presented in the financial statements.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the year ended June 30, 2025 was $(305,374) and $681,936, respectively, which is included as Interest in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY. Cash collateral is held in a separate account managed by BNY, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at June 30, 2025 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(4,829,791)	$—	$(4,829,791)	$4,829,791	(1)	$—	$—
Money Market Instruments	4,829,791	—	4,829,791	4,829,791		—	—
Dorsey Wright FSM All Cap World ETF
Securities Lending	(970,003)	—	(970,003)	970,003	(1)	—	—
Money Market Instruments	970,003	—	970,003	970,003		—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(1,725,389)	—	(1,725,389)	1,725,389	(1)	—	—
Money Market Instruments	1,725,389	—	1,725,389	1,725,389		—	—
Focused Equity ETF
Securities Lending	(1,960,386)	—	(1,960,386)	1,960,386	(1)	—	—
Money Market Instruments	1,960,386	—	1,960,386	1,960,386		—	—
Gerber Kawasaki ETF
Securities Lending	(634,112)	—	(634,112)	634,112	(1)	—	—
Money Market Instruments	634,112	—	634,112	634,112		—	—
Hotel ETF
Securities Lending	(178,514)	—	(178,514)	178,514	(1)	—	—
Money Market Instruments	178,514	—	178,514	178,514		—	—
Insider Advantage ETF
Securities Lending	(471,577)	—	(471,577)	471,577	(1)	—	—
Money Market Instruments	471,577	—	471,577	471,577		—	—
MSOS Daily Leveraged ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(64,563)	—	(64,563)	—		—	(64,563)
Psychedelics ETF
Securities Lending	(1,343,448)	—	(1,343,448)	1,343,448	(1)	—	—
Money Market Instruments	1,343,448	—	1,343,448	1,343,448		—	—
Pure Cannabis ETF
Securities Lending	(1,454,624)	—	(1,454,624)	1,454,624	(1)	—	—
Money Market Instruments	1,454,624	—	1,454,624	1,454,624		—	—
Pure US Cannabis ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(2,132,089)	—	(2,132,089)	—		—	(2,132,089)
Q Dynamic Growth ETF
Securities Lending	(181,799)	—	(181,799)	181,799	(1)	—	—
Money Market Instruments	181,799	—	181,799	181,799		—	—
Restaurant ETF
Securities Lending	(207,518)	—	(207,518)	207,518	(1)	—	—
Money Market Instruments	207,518	—	207,518	207,518		—	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
STAR Global Buy-Write ETF
Securities Lending	$(7,432,265)	$—	$(7,432,265)	$7,432,265	(1)	$—	$—
Money Market Instruments	7,432,265	—	7,432,265	7,432,265		—	—
Vice ETF
Securities Lending	(992,459)	—	(992,459)	992,459	(1)	—	—
Money Market Instruments	992,459	—	992,459	992,459		—	—

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.75%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
HVAC and Industrials ETF	0.60%
Insider Advantage ETF	0.70%
MSOS Daily Leveraged ETF	0.85%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60%**
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	0.91%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

**	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in Pure US Cannabis ETF.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

With respect to the Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/–	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

With respect to the Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/–	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the year ended June 30, 2025 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65%-0.85%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
HVAC and Industrials ETF	0.99%
Insider Advantage ETF	0.90%
MSOS Daily Leveraged ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Canabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	18,402	18,402	6/30/2026
	36,096	36,096	6/30/2027
	23,465	16,610	6/30/2028
Total	77,963	71,108

Dorsey Wright Short ETF	13,247	13,247	6/30/2027
	52,527	52,527	6/30/2028
Total	65,774	65,774

Focused Equity ETF	137,790	137,790	6/30/2026
	208,140	208,140	6/30/2027
	244,989	244,989	6/30/2028
Total	590,919	590,919

Gerber Kawasaki ETF	93,397	93,397	6/30/2026
	165,111	165,111	6/30/2027
	121,923	121,923	6/30/2028
Total	380,431	380,431

Hotel ETF	70,955	70,955	6/30/2026
	107,021	107,021	6/30/2027
	64,678	64,678	6/30/2028
Total	242,654	242,654

HVAC and Industrials ETF	89,779	89,779	6/30/2028
	89,779	89,779

Insider Advantage ETF	67,433	67,433	6/30/2026
	71,631	71,631	6/30/2027
	46,562	46,562	6/30/2028
Total	185,626	185,626

MSOS Daily Leveraged ETF	140,585	140,585	6/30/2026
	84,284	84,284	6/30/2027
	138,988	138,988	6/30/2028
Total	363,857	363,857

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Psychedelics ETF	140,498	140,498	6/30/2026
	130,442	130,442	6/30/2027
	61,675	61,582	6/30/2028
Total	332,615	332,522

Pure Cannabis ETF	165,820	165,820	6/30/2026
	310,912	310,912	6/30/2027
	133,638	133,638	6/30/2028
Total	610,370	610,370

Pure US Cannabis ETF	136,205	136,205	6/30/2026
	4,774	4,774	6/30/2027
	185,995	167,997	6/30/2028
Total	326,974	308,976

Q Dynamic Growth Portfolio ETF	2,148	0	6/30/2026
	59,876	55,488	6/30/2027
	4,002	0	6/30/2028
Total	66,026	55,488

Restaruants ETF	77,174	77,174	6/30/2026
	108,238	108,238	6/30/2027
	65,283	65,283	6/30/2028
Total	250,695	250,695

Vice ETF	82,098	82,098	6/30/2026
	94,520	94,520	6/30/2027
	51,737	51,737	6/30/2028
Total	228,355	228,355

During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly. Performance would have been lower by 0.27% without this reimbursement.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Agreement and Other Agreements – (continued)

No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To compensate a Fund for transfer and other transaction costs involved in creation transactions and redemption transactions through the clearing process, investors will be required to pay a minimum transaction fee, assessed per transaction, of $500. To the extent a Creation Unit consists of more than 100 securities, an additional fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

5. Summary of Fair Value Disclosure – (continued)

been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At June 30, 2025, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	$4,979,596
STAR Global Buy-Write ETF	Options Purchased, at value	15,436

Fund	Liability Derivatives	Equity Risk
MSOS Daily Leveraged ETF	Unrealized Depreciation on OTC Swap Contracts	$64,563
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	7,111,685
STAR Global Buy-Write ETF	Options Written, at value	143,278

Transactions in derivative instruments during the year ended June 30, 2025, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$(83,983,854)
Pure US Cannabis ETF	Swaps	(607,120,887)
STAR Global Buy-Write ETF	Options Purchased	(102,001)
STAR Global Buy-Write ETF	Options Written	(311,622)

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$334,950
Pure US Cannabis ETF	Swaps	1,621,962
STAR Global Buy-Write ETF	Options Purchased	(25,732)
STAR Global Buy-Write ETF	Options Written	(120,052)

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

6. Derivative Instruments – (continued)

For the year ended June 30, 2025, the average volume of the derivatives opened by the Funds was as follows:

	MSOS Daily Leveraged ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$1,533,978	$4,491,951	$—
Purchased Options Contracts	—	—	41,760
Written Options Contracts	—	—	27,316

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022 − 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Q Dynamic Growth ETF intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, Q Dynamic Growth ETF generally is not subject to federal income tax on the income and gains it distributes to its shareholders. However, during the year ended June 30, 2025, Q Dynamic Growth ETF’s nonqualifying gross income exceeded the allowable 10% threshold under Section 851(b)(2) of the Internal Revenue Code.

As a result, Q Dynamic Growth ETF incurred a tax liability in accordance with Section 851(i) of the Internal Revenue Code, in the amount of $275,817. This tax is equal to the excess of the Q Dynamic Growth ETF’s non-qualifying gross income over one-ninth of its qualifying gross income. Management believes this failure was due to reasonable cause and not willful neglect. The Fund has filed a statement with the Internal Revenue Service describing each item of its gross income as required by Section 851(b)(1). The Advisor is reimbursing Q Dynamic Growth ETF for the taxes incurred.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

7. Federal Income Tax – (continued)

At June 30, 2025, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$41,418,857	$11,526,116	$(1,257,009)	$10,269,107	$—
Dorsey Wright FSM All Cap World ETF	77,913,448	5,268,264	—	5,268,264	—
Dorsey Wright FSM US Core ETF	109,204,074	9,192,697	(193,220)	8,999,477	—
Dorsey Wright Short ETF	27,582,802	—	—	—	2,769,736
Focused Equity ETF	160,976,767	38,508,880	(5,052,387)	33,456,493	—
Gerber Kawasaki ETF	18,300,615	7,826,997	(99,560)	7,727,437	—
Hotel ETF	2,564,282	471,361	(166,560)	304,801	—
HAVC and Industrial ETF	1,075,721	109,975	(10,203)	99,772	—
Insider Advantage ETF	46,286,372	2,936,660	(2,030,023)	906,637	—
MSOS Daily Leveraged ETF	316,627	—	—	—	(64,563)
Psychedelics ETF	17,352,694	1,739,212	(7,388,364)	(5,649,152)	—
Pure Cannabis ETF	108,292,610	1,264,420	(83,444,237)	(82,179,817)	—
Pure US Cannabis ETF	145,015,784	595,867,557	(687,953,615)	(92,086,058)	(2,132,089)
Q Dynamic Growth ETF	21,637,624	3,997,287	(21,925)	3,975,362	—
Ranger Equity Bear ETF	66,748,196	—	—	—	(3,337,336)
Restaurant ETF	3,201,149	695,085	(83,091)	611,994	—
STAR Global Buy-Write ETF	61,477,145	12,299,540	(249,104)	12,050,436	(113,376)
Vice ETF	7,410,089	1,059,028	(106,179)	952,849

At June 30, 2025, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Timing Differences	Post-October/ Late-year Ordinary Deferrals	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Dorsey Wright ADR ETF	$13,770	$—	$(53,615,338)	$—	$—	$10,269,107	$(43,332,461)
Dorsey Wright FSM All Cap World ETF	241,401	—	(20,393,645)	(8,614)	—	5,268,264	(14,892,594)
Dorsey Wright FSM US Core ETF	—	—	(1,145,539)	(8,614)	—	8,999,477	7,845,324
Dorsey Wright Short ETF	545,436	—	(93,414,657)	—	—	2,769,736	(90,099,485)
Focused Equity ETF	287,342	—	(2,204,942)	—	—	33,456,493	31,538,893
Gerber Kawasaki ETF	23,477	—	(10,167,039)	(7,292)	—	7,727,437	(2,423,417)
Hotel ETF	34,432	—	(1,179,841)	(10,709)	—	304,801	(851,317)
HVAC and Industrials ETF	3,043	—	(13,276)	(1,042)	—	99,772	88,497
Insider Advantage ETF	308,199	—	(15,867,452)	—	—	906,637	(14,652,616)
MSOS Daily Leveraged ETF	—	—	(125,017,851)	(22,057)	(720,736)	(64,563)	(125,825,207)
Psychedelics ETF	266,369	—	(6,988,068)	(18,445)	—	(5,649,152)	(12,389,296)
Pure Cannabis ETF	—	—	(202,710,811)	—	—	(82,179,817)	(284,890,628)

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

7. Federal Income Tax – (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Timing Differences	Post-October/ Late-year Ordinary Deferrals	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Pure US Cannabis ETF	—	—	(2,045,014,896)	(91,063)	(7,347,571)	(94,218,147)	(2,146,671,677)
Q Dynamic Growth ETF	—	—	(3,447,327)	(8,800)	(78,041)	3,975,362	441,194
Ranger Equity Bear ETF	1,027,376	—	(409,660,982)	—	—	(3,337,336)	(411,970,942)
Restaurant ETF	6,233	—	(775,495)	(10,709)	—	611,994	(167,977)
STAR Global Buy-Write ETF	510,499	—	(1,661,414)	(1,223,648)	—	11,937,060	9,562,497
Vice ETF	7,286	—	(1,000,484)	—	—	952,849	(40,349)

The differences between book and tax basis components of net assets are primarily attributed to wash sale loss deferrals and other book/tax differences.

At June 30, 2025, the effect of permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets as follows:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Dorsey Wright ADR ETF	$(1,768,076)	$1,768,076
Dorsey Wright FSM All Cap World ETF	(113,754)	113,754
Dorsey Wright FSM US Core ETF	(24,626,329)	24,626,329
Dorsey Wright Short ETF	—	—
Focused Equity ETF	(3,144,447)	3,144,447
Gerber Kawasaki ETF	(204,711)	204,711
Hotel ETF	(43,656)	43,656
HVAC and Industrials ETF	—	—
Insider Advantage ETF	(129,347)	129,347
MSOS Daily Leveraged ETF	6,849,730	(6,849,730)
Psychedelics ETF	286,070	(286,070)
Pure Cannabis ETF	113,561	(113,561)
Pure US Cannabis ETF	29,274,580	(29,274,580)
Q Dynamic Growth ETF	(1,356,713)	1,356,713
Ranger Equity Bear ETF	—	—
Restaurant ETF	(297,033)	297,033
STAR Global Buy-Write ETF	(1,542,830)	1,542,830
Vice ETF	(192,215)	192,215

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, securities sold short, passive foreign investment companies (PFICs), non-deductible taxes paid, swap contracts, and redemptions-in-kind.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

7. Federal Income Tax – (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2025 and 2024 were as follows:

Fund	2025 Ordinary Income	2025 Long Term Capital Gains	2025 Return of Capital	2024 Ordinary Income	2024 Long Term Capital Gains	2024 Return of Capital
Dorsey Wright ADR ETF	$272,179	$—	$—	$363,090	$—	$—
Dorsey Wright FSM All Cap World ETF	—	—	—	1,203,485	—	—
Dorsey Wright FSM US Core ETF	209,381	—	—	278,455	—	—
Dorsey Wright Short ETF	744,087	—	—	1,498,804	—	—
Focused Equity ETF	1,047,338	—	—	207,722	—	—
Gerber Kawasaki ETF	—	—	—	24,169	—	—
Hotel ETF	—	—	—	65,051	—	—
HVAC and Industrials ETF	—	—	—	—	—	—
Insider Advantage ETF	318,213	—	—	498,714	—	—
MSOS Daily Leveraged ETF	—	—	—	—	—	—
Psychedelics ETF	225,488	—	—	14,044	—	—
Pure Cannabis ETF	520,020	—	—	762,879	—	—
Pure US Cannabis ETF	—	—	—	—	—	—
Q Dynamic Growth ETF	—	—	—	—	—	—
Ranger Equity Bear ETF	3,798,221	—	—	6,472,045	—	—
Restaurant ETF	5,736	—	—	13,961	—	—
STAR Global Buy-Write ETF	673,294	—	—	610,224	—	—
Vice ETF	102,755	—	—	132,733	—	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2025 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$—	$—	$—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Short ETF	—	—	—
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	—	—	—
Hotel ETF	—	—	—
HVAC and Industrials ETF	—	—	—
Insider Advantage ETF	—	—	—
MSOS Daily Leveraged ETF	720,736	—	—
Psychedelics ETF	—	—	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

7. Federal Income Tax – (continued)

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	7,347,571	—	—
Q Dynamic Growth ETF	78,041	—	—
Ranger Equity Bear ETF	—	—	—
Restaurant ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$53,615,338	$—	$53,615,338
Dorsey Wright FSM All Cap World ETF	14,228,098	6,165,547	20,393,645
Dorsey Wright FSM US Core ETF	1,145,539	—	1,145,539
Dorsey Wright Short ETF	93,187,098	227,559	93,414,657
Focused Equity ETF	304,456	1,900,486	2,204,942
Gerber Kawasaki ETF	6,498,577	3,668,462	10,167,039
Hotel ETF	641,102	538,739	1,179,841
HVAC and Industrials ETF	13,276	—	13,276
Insider Advantage ETF	15,867,452	—	15,867,452
MSOS Daily Leveraged ETF	125,017,851	—	125,017,851
Psychedelics ETF	500,869	6,487,199	6,988,068
Pure Cannabis ETF	46,935,207	155,775,604	202,710,811
Pure US Cannabis ETF	1,484,477,434	560,537,462	2,045,014,896
Q Dynamic Growth ETF	3,447,327	—	3,447,327
Ranger Equity Bear ETF	408,759,618	901,364	409,660,982
Restaurant ETF	775,495	—	775,495
STAR Global Buy-Write ETF	296,396	1,365,018	1,661,414
Vice ETF	1,000,484	—	1,000,484

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2025:

Fund	Utilized Amount
Dorsey Wright ADR ETF	$2,125,842
Dorsey Wright FSM All Cap World ETF	6,585,570
Dorsey Wright FSM US Core ETF	1,603,094
Dorsey Wright Short ETF	331,430
Focused Equity ETF	—
Gerber Kawasaki ETF	—
Hotel ETF	94,958
HVAC and Industrials ETF	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

7. Federal Income Tax – (continued)

Fund	Utilized Amount
Insider Advantage ETF	4,283,678
MSOS Daily Leveraged ETF	—
Psychedelics ETF	—
Pure Cannabis ETF	—
Pure US Cannabis ETF	—
Q Dynamic Growth ETF	976,619
Ranger Equity Bear ETF	—
Restaurant ETF	399,154
STAR Global Buy-Write ETF	116,334
Vice ETF	784,188

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended June 30, 2025 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright ADR ETF	$17,369,989	$—	$20,108,287	$17,248,259	$—	$5,787,948
Dorsey Wright FSM All Cap World ETF	255,462,694	—	2,599,591	255,503,254	—	5,311,437
Dorsey Wright FSM US Core ETF	164,328,105	—	113,464,602	164,550,627	—	119,208,628
Dorsey Wright Short ETF	29,473,041	—	—	30,018,601	—	—
Focused Equity ETF	43,440,505	—	28,303,515	42,797,375	—	9,547,135
Gerber Kawasaki ETF	14,173,094	—	935,530	14,598,439	—	549,876
Hotel ETF	4,553,272	—	—	4,734,402	—	852,323
HVAC and Industrials ETF	413,145	—	997,026	428,945	—	—
Insider Advantage ETF	108,379,964	—	—	108,325,379	—	2,232,382
MSOS Daily Leveraged ETF	—	—	—	—	—	—
Psychedelics ETF	7,750,328	—	5,011,117	7,420,091	—	4,257,845
Pure Cannabis ETF	9,965,485	—	350,225	9,999,988	—	—
Pure US Cannabis ETF	2,607,002	—	7,025,354	—	—	1,333,898
Q Dynamic Growth ETF	81,987,846	—	9,695,570	82,483,748	—	13,173,252
Ranger Equity Bear ETF	343,992,967	—	—	313,066,341	—	—
Restaurant ETF	3,721,599	—	1,151,418	3,613,735	—	1,249,843
STAR Global Buy-Write ETF	10,769,030	—	3,797,345	9,389,823	—	5,437,863
Vice ETF	11,287,536	—	—	11,334,446	—	914,907

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

9. Risks Involved with Investing in the Funds – (continued)

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

9. Risks Involved with Investing in the Funds – (continued)

market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares. Because securities underlying investments held by a Fund may trade on a foreign exchange that is closed when the Fund’s listing exchange is open, there may be changes between the last quote from the closed foreign market and the value of the securities during the Fund’s domestic trading day, which also could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

9. Risks Involved with Investing in the Funds – (continued)

other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Segment Reporting

Each fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the Advisor’s Fund Oversight Committee. The CODM reviews the operating results of each fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred, other than those disclosed below, that require additional disclosure.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

12. Unaudited Tax Information

Qualified Dividend Income — Certain dividends paid by the Funds may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the year ended June 30, 2025, taxed at a minimum rate of 15% were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	100.00%
Dorsey Wright FSM All Cap World ETF	0.00%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	0.00%
HVAC and Industrials ETF	0.00%
Insider Advantage ETF	100.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	100.00%
STAR Global Buy-Write ETF	86.85%
Vice ETF	100.00%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

12. Unaudited Tax Information – (continued)

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended June 30, 2025 that qualifies for the dividends received deduction were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	0.00%
Dorsey Wright FSM All Cap World ETF	0.00%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	0.00%
HVAC and Industrials ETF	0.00%
Insider Advantage ETF	100.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	100.00%
STAR Global Buy-Write ETF	48.74%
Vice ETF	80.79%

Qualified Interest Income — For nonresident alien shareholders, the percentage of ordinary income distributions for the year ended June 30, 2025 that qualified interest income were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	0.00%
Dorsey Wright FSM All Cap World ETF	0.00%
Dorsey Wright FSM US Core ETF	0.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	0.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	0.00%
HVAC and Industrials ETF	0.00%
Insider Advantage ETF	0.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	0.00%
STAR Global Buy-Write ETF	0.00%
Vice ETF	0.00%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2025

12. Unaudited Tax Information – (continued)

The following Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Dorsey Wright ADR ETF	$46,466	$610,024
Dorsey Wright FSM All Cap World ETF	—	—
Dorsey Wright FSM US Core ETF	—	—
Dorsey Wright Short ETF	—	—
Focused Equity ETF	—	—
Gerber Kawasaki ETF	—	—
Hotel ETF	—	—
HVAC and Industrials ETF	—	—
Insider Advantage ETF	—	—
MSOS Daily Leveraged ETF	—	—
Psychedelics ETF	—	—
Pure Cannabis ETF	—	—
Pure US Cannabis ETF	—	—
Q Dynamic Growth ETF	—	—
Ranger Equity Bear ETF	—	—
Restaurant ETF	—	—
STAR Global Buy-Write ETF	—	—
Vice ETF	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of AdvisorShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Dorsey Wright ADR ETF, Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF, Dorsey Wright Short ETF, Focused Equity ETF, Gerber Kawasaki ETF, Hotel ETF, HVAC and Industrials ETF, Insider Advantage ETF, MSOS Daily Leveraged ETF (formerly, MSOS 2x Daily ETF), Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, Q Dynamic Growth ETF, Ranger Equity Bear ETF, Restaurant ETF, STAR Global Buy-Write ETF, and Vice ETF, each a series of AdvisorShares Trust (the “Funds”), including the schedules of investments, as of June 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AdvisorShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Dorsey Wright ADR ETF, Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF, Dorsey Wright Short ETF, Focused Equity ETF, Insider Advantage ETF, Pure Cannabis ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, Vice ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025

Pure US Cannabis ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period September 1, 2020 (commencement of operations) through June 30, 2021

Q Dynamic Growth ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period December 28, 2020 (commencement of operations) through June 30, 2021

Hotel ETF, Restaurant ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period April 20, 2021 (commencement of operations) through June 30, 2021

Gerber Kawasaki ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period July 2, 2021 (commencement of operations) through June 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Individual Funds constituting AdvisorShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Psychedelics ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period September 16, 2021 (commencement of operations) through June 30, 2022

MSOS Daily Leveraged ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years in the period ended June 30, 2025 and the period August 24, 2022 (commencement of operations) through June 30, 2023

HVAC and Industrials ETF	For the period February 3, 2025 (commencement of operations) through June 30, 2025	For the period February 3, 2025 (commencement of operations) through June 30, 2025	For the period February 3, 2025 (commencement of operations) through June 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2009.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2025

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Advisory Agreement for Each Fund and the Sub-Advisory Agreements for the

AdvisorShares Gerber Kawasaki ETF and AdvisorShares STAR Global Buy-Write ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on March 11, 2025 and May 28, 2025, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered and approved the renewal of (a) separate sub-advisory agreements (together, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Gerber Kawasaki, Inc., on behalf of the AdvisorShares Gerber Kawasaki ETF and (2) CreativeOne Wealth, LLC, on behalf of the AdvisorShares STAR Global Buy-Write ETF (together, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services, and (b) the investment advisory agreement between the Advisor and the Trust (together with the Sub-Advisory Agreements, the “Advisory Agreements”), on behalf of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, to continue after their initial two-year term, the Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements and decide whether to renew the Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with information to help it evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things, (i) the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor; (ii) the performance by the Advisor and each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by the Advisor and each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to the Adviser and each Sub-Advisor. The Board received an overview of the Advisor’s and each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed the Advisor’s and each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the Advisor and each Sub-Advisor and the renewal of each Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor, the Board reviewed the services provided to each Fund by the Advisor and applicable Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

implementing, the purchase and sale of portfolio securities, the provision of related services, such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Funds. The Trustees reviewed the extensive responsibilities that the Advisor has as investment advisor to each Fund, including the oversight of the activities and operations of the Sub-Advisors, as applicable, and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The most recent Form ADV for the Advisor and each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and each Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and each Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor and each Sub-Advisor.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. The Advisor and each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that each Fund is actively managed and that it receives regular reports regarding each Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that the Advisor and each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the advisory and sub-advisory fees payable with respect to each Fund are reasonable, the Board reviewed the advisory fee paid by each Fund to the Advisor, the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by the Advisor and each Sub-Advisor over the period, the costs and other expenses incurred by the Advisor and each Sub-Advisor in providing advisory services, and the Advisor’s and each Sub-Advisor’s profitability analysis with respect to each Fund, as applicable. In discussing the fee arrangements between the Advisor and each Sub-Advisor, the Board noted that the Advisor pays each Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory and sub-advisory fees appear to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Advisor and Sub-Advisors and whether the Advisor’s and/or Sub-Advisors’ fees include breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of a Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor and each Sub-Advisor as a result of its relationship with a Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable and agreed to renew each Advisory Agreement for another year.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

CreativeOne Wealth, LLC
6330 Sprint Parkway, Suite 400
Overland Park, KS 66211

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, CA 90405

Ranger Alternative Management, L.P.
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
 240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	September 3, 2025

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	September 3, 2025

*	Print the name and title of each signing officer under his or her signature.